UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-08004

                                   ASTON FUNDS
             -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                      120 North LaSalle Street, 25th Floor
                                CHICAGO, IL 60602
             -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Kenneth C. Anderson, President
                                   Aston Funds
                      120 North LaSalle Street, 25th Floor
                                CHICAGO, IL 60602
             -----------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 268-1400
                                                          ----------------

                       Date of fiscal year end: OCTOBER 31
                                                ------------
                     Date of reporting period: JULY 31, 2008
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

Aston Funds

MONTAG & CALDWELL GROWTH FUND                                      JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)

CASH & NET OTHER ASSETS AND LIABILITIES    1%
OTHER COMMON STOCKS                       14%
TECHNOLOGY HARDWARE & EQUIPMENT           18%
ENERGY                                    16%
PHARMACEUTICALS & BIOTECHNOLOGY           14%
FOOD & STAPLES RETAILING                  10%
FOOD, BEVERAGE & TOBACCO                   8%
SOFTWARE & SERVICES                        8%
HOUSEHOLD & PERSONAL PRODUCTS              6%
CAPITAL GOODS                              5%


% OF TOTAL NET ASSETS

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

COMMON STOCKS - 98.86%
               AUTOMOBILES & COMPONENTS - 1.96%
   1,142,800   Johnson Controls ............................   $      34,466,848
                                                               -----------------
               BANKS - 0.92%
     531,000   Wells Fargo .................................          16,073,370
                                                               -----------------
               CAPITAL GOODS - 5.45%
   1,065,200   Emerson Electric ............................          51,875,240
     538,200   Fluor .......................................          43,782,570
                                                               -----------------
                                                                      95,657,810
                                                               -----------------
               CONSUMER DURABLES & APPAREL - 1.87%
     557,800   NIKE, Class B ...............................          32,731,704
                                                               -----------------
               CONSUMER SERVICES - 3.72%
   1,093,400   McDonald's ..................................          65,374,386
                                                               -----------------
               DIVERSIFIED FINANCIALS - 2.67%
   2,043,900   Charles Schwab ..............................          46,784,871
                                                               -----------------
               ENERGY - 15.76%
     951,800   Cameron International * .....................          45,457,968
     293,900   Devon Energy ................................          27,888,171
   1,730,000   Halliburton .................................          77,538,600
     519,200   Occidental Petroleum ........................          40,928,536
     835,300   Schlumberger ................................          84,866,480
                                                               -----------------
                                                                     276,679,755
                                                               -----------------
               FOOD & STAPLES RETAILING - 9.56%
     530,300   Costco Wholesale ............................          33,239,204
   1,778,000   CVS Caremark ................................          64,897,000
   1,188,700   Wal-Mart Stores .............................          69,681,594
                                                               -----------------
                                                                     167,817,798
                                                               -----------------
               FOOD, BEVERAGE & TOBACCO - 7.94%
   1,460,500   Coca-Cola ...................................          75,215,750
     965,000   PepsiCo .....................................          64,230,400
                                                               -----------------
                                                                     139,446,150
                                                               -----------------

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               HEALTH CARE EQUIPMENT & SERVICES - 3.41%
     932,300   Stryker .....................................   $      59,844,337
                                                               -----------------
               HOUSEHOLD & PERSONAL PRODUCTS - 6.03%
     400,000   Colgate-Palmolive ...........................          29,708,000
   1,162,400   Procter & Gamble ............................          76,113,952
                                                               -----------------
                                                                     105,821,952
                                                               -----------------
               PHARMACEUTICALS & BIOTECHNOLOGY - 13.96%
   1,293,500   Abbott Laboratories .........................          72,875,790
   1,078,200   Allergan ....................................          55,990,926
   1,057,300   Gilead Sciences * ...........................          57,073,054
   2,805,000   Schering-Plough .............................          59,129,400
                                                               -----------------
                                                                     245,069,170
                                                               -----------------
               SOFTWARE & SERVICES - 7.58%
   1,098,200   Electronic Arts * ...........................          47,420,276
     146,100   Google, Class A * ...........................          69,214,875
      67,280   MasterCard, Class A .........................          16,426,412
                                                               -----------------
                                                                     133,061,563
                                                               -----------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 18.03%
     354,800   Apple * .....................................          56,395,460
   1,240,300   Hewlett-Packard .............................          55,565,440
   2,060,900   Juniper Networks * ..........................          53,645,227
   1,650,700   QUALCOMM ....................................          91,349,738
     484,300   Research In Motion * ........................          59,481,726
                                                               -----------------
                                                                     316,437,591
                                                               -----------------
               TOTAL COMMON STOCKS
                  (Cost $1,521,006,051) ....................       1,735,267,305
                                                               -----------------
INVESTMENT COMPANY - 1.06%
  18,549,393   BlackRock Liquidity Funds
                  TempCash Portfolio .......................          18,549,393
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $18,549,393) .......................          18,549,393
                                                               -----------------
TOTAL INVESTMENTS - 99.92%
   (Cost $1,539,555,444)** .................................       1,753,816,698
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - 0.08% ...................           1,476,963
                                                               -----------------
NET ASSETS - 100.00% .......................................   $   1,755,293,661
                                                               =================

----------
*    Non-income producing security.

** At July 31, 2008, cost is identical for book and Federal income tax purposes.



Gross unrealized appreciation ..............................   $    253,880,824
Gross unrealized depreciation ..............................        (39,619,570)
                                                               -----------------
Net unrealized appreciation ................................   $    214,261,254
                                                               =================


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

VEREDUS SELECT GROWTH FUND                                         JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                   (PIE CHART)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT    4%
CASH & NET OTHER ASSETS AND LIABILITIES     3%
ENERGY                                     19%
TECHNOLOGY HARDWARE &  EQUIPMENT           16%
CAPITAL GOODS                              15%
PHARMACEUTICALS & BIOTECHNOLOGY            12%
OTHER COMMON STOCKS                        10%
SOFTWARE & SERVICES                        10%
HEALTHCARE EQUIPMENT & SERVICES             7%
RETAILING                                   4%


% OF TOTAL NET ASSETS

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

COMMON STOCKS - 96.86%
               CAPITAL GOODS - 15.40%
      19,000   Flowserve ...................................   $       2,533,460
      63,700   Foster Wheeler * ............................           3,616,249
      45,900   Jacobs Engineering Group * ..................           3,549,906
      46,100   Joy Global ..................................           3,329,342
     119,100   KBR .........................................           3,394,350
      23,900   McDermott International * ...................           1,139,313
                                                               -----------------
                                                                      17,562,620
                                                               -----------------
               CONSUMER SERVICES - 1.53%
      29,125   McDonald's ..................................           1,741,384
                                                               -----------------
               DIVERSIFIED FINANCIALS - 2.53%
      15,700   Goldman Sachs Group .........................           2,889,428
                                                               -----------------
               ENERGY - 18.61%
      88,700   Cameron International * .....................           4,236,312
      73,600   Chesapeake Energy ...........................           3,691,040
      34,400   EOG Resources ...............................           3,458,232
      47,200   FMC Technologies * ..........................           2,916,016
      56,500   Newfield Exploration * ......................           2,767,370
      47,900   Oceaneering International * .................           2,904,656
      34,400   Southwestern Energy * .......................           1,249,064
                                                               -----------------
                                                                      21,222,690
                                                               -----------------
               FOOD & STAPLES RETAILING - 2.11%
      41,100   Wal-Mart Stores .............................           2,409,282
                                                               -----------------
               HEALTH CARE EQUIPMENT & SERVICES - 6.69%
      55,400   Express Scripts * ...........................           3,907,916
      11,950   Intuitive Surgical * ........................           3,719,916
                                                               -----------------
                                                                       7,627,832
                                                               -----------------
               MATERIALS - 2.55%
      24,400   Monsanto ....................................           2,906,284
                                                               -----------------

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               PHARMACEUTICALS & BIOTECHNOLOGY - 11.64%
      74,650   Gilead Sciences * ...........................   $       4,029,607
      45,650   Illumina * ..................................           4,256,406
      82,400   Thermo Fisher Scientific * ..................           4,986,848
                                                               -----------------
                                                                      13,272,861
                                                               -----------------
               RETAILING - 4.17%
      71,000   GameStop, Class A * .........................           2,876,210
      59,250   Guess? ......................................           1,876,447
                                                               -----------------
                                                                       4,752,657
                                                               -----------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.72%
     174,500   Broadcom, Class A * .........................           4,238,605
                                                               -----------------
               SOFTWARE & SERVICES - 9.50%
      68,300   Akamai Technologies * .......................           1,594,122
      20,000   MasterCard, Class A .........................           4,883,000
      59,600   Visa, Class A ...............................           4,354,376
                                                               -----------------
                                                                      10,831,498
                                                               -----------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 16.41%
      72,300   Dolby Laboratories, Class A * ...............           2,941,887
      36,700   FLIR Systems * ..............................           1,495,158
      22,300   International Business Machines .............           2,853,954
      84,800   NCR * .......................................           2,277,728
      67,000   QUALCOMM ....................................           3,707,780
      44,200   Research In Motion * ........................           5,428,644
                                                               -----------------
                                                                      18,705,151
                                                               -----------------
               TRANSPORTATION - 2.00%
      21,900   Burlington Northern Santa Fe ................           2,280,447
               TOTAL COMMON STOCKS
                  (Cost $111,989,251) ......................         110,440,739
                                                               -----------------
INVESTMENT COMPANY - 8.91%
  10,165,256   BlackRock Liquidity Funds
                  TempCash Portfolio .......................         10,165,256
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $10,165,256) .......................         10,165,256
                                                               -----------------
TOTAL INVESTMENTS - 105.77%
   (Cost $122,154,507)** ...................................        120,605,995
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - (5.77)% .................         (6,579,785)
                                                               -----------------
NET ASSETS - 100.00% .......................................   $    114,026,210
                                                               =================

----------
*    Non-income producing security.

** At July 31, 2008, cost is identical for book and Federal income tax purposes.



Gross unrealized appreciation ..............................   $      4,833,079
Gross unrealized depreciation ..............................         (6,381,591)
                                                               -----------------
Net unrealized depreciation ................................   $     (1,548,512)
                                                               =================


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

ABN AMRO GROWTH FUND                                               JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                   (PIE CHART)



CASH & NET OTHER ASSETS AND LIABILITIES    1%
OTHER COMMON STOCKS                       14%
TECHNOLOGY HARDWARE & EQUIPMENT           18%
ENERGY                                    16%
PHARMACEUTICALS & BIOTECHNOLOGY           14%
FOOD & STAPLES RETAILING                  10%
FOOD, BEVERAGE & TOBACCO                   8%
SOFTWARE & SERVICES                        8%
HOUSEHOLD & PERSONAL PRODUCTS              6%
CAPITAL GOODS                              5%


% OF TOTAL NET ASSETS



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

COMMON STOCKS - 99.04%
               AUTOMOBILES & COMPONENTS - 1.98%
     175,900   Johnson Controls ............................   $       5,305,144
                                                               -----------------
               BANKS - 0.92%
      81,300   Wells Fargo .................................           2,460,951
                                                               -----------------
               CAPITAL GOODS - 5.56%
     167,200   Emerson Electric ............................           8,142,640
      82,600   Fluor .......................................           6,719,510
                                                               -----------------
                                                                      14,862,150
                                                               -----------------
               CONSUMER DURABLES & APPAREL - 1.94%
      88,300   NIKE, Class B ...............................           5,181,444
                                                               -----------------
               CONSUMER SERVICES - 3.66%
     163,800   McDonald's ..................................           9,793,602
                                                               -----------------
               DIVERSIFIED FINANCIALS - 2.69%
     314,200   Charles Schwab ..............................           7,192,038
                                                               -----------------
               ENERGY - 15.55%
     150,800   Cameron International * .....................           7,202,208
      44,900   Devon Energy ................................           4,260,561
     248,500   Halliburton .................................          11,137,770
      76,600   Occidental Petroleum ........................           6,038,378
     127,600   Schlumberger ................................          12,964,160
                                                               -----------------
                                                                      41,603,077
                                                               -----------------
               FOOD & STAPLES RETAILING - 9.73%
      83,300   Costco Wholesale ............................           5,221,244
     276,600   CVS Caremark ................................          10,095,900
     182,900   Wal-Mart Stores .............................          10,721,598
                                                               -----------------
                                                                      26,038,742
                                                               -----------------
               FOOD, BEVERAGE & TOBACCO - 7.79%
     215,400   Coca-Cola ...................................          11,093,100
     146,200   PepsiCo .....................................           9,731,072
                                                               -----------------
                                                                      20,824,172
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               HEALTH CARE EQUIPMENT & SERVICES - 3.59%
     149,800   Stryker .....................................   $       9,615,662
                                                               -----------------
               HOUSEHOLD & PERSONAL PRODUCTS - 5.96%
      57,700   Colgate-Palmolive ...........................           4,285,379
     178,100   Procter & Gamble ............................          11,661,988
                                                               -----------------
                                                                      15,947,367
                                                               -----------------
               PHARMACEUTICALS & BIOTECHNOLOGY - 13.84%
     193,700   Abbott Laboratories .........................          10,913,058
     164,200   Allergan ....................................           8,526,906
     163,000   Gilead Sciences * ...........................           8,798,740
     416,100   Schering-Plough .............................           8,771,388
                                                               -----------------
                                                                      37,010,092
                                                               -----------------
               SOFTWARE & SERVICES - 7.57%
     168,600   Electronic Arts * ...........................           7,280,148
      22,369   Google, Class A * ...........................          10,597,314
       9,710   MasterCard, Class A .........................           2,370,696
                                                               -----------------
                                                                      20,248,158
                                                               -----------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 18.26%
      54,200   Apple * .....................................           8,615,090
     190,900   Hewlett-Packard .............................           8,552,320
     314,600   Juniper Networks * ..........................           8,189,038
     259,000   QUALCOMM ....................................          14,333,060
      74,500   Research In Motion * ........................           9,150,090
                                                               -----------------
                                                                      48,839,598
                                                               -----------------
               TOTAL COMMON STOCKS
                  (Cost $258,717,983) ......................         264,922,197
                                                               -----------------
INVESTMENT COMPANY - 0.59%
   1,580,615   BlackRock Liquidity Funds
                  TempCash Portfolio .......................           1,580,615
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $1,580,615) ........................           1,580,615
                                                               -----------------
TOTAL INVESTMENTS - 99.63%
   (Cost $260,298,598)** ...................................         266,502,812
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - 0.37% ...................             989,305
                                                               -----------------
NET ASSETS - 100.00% .......................................   $     267,492,117
                                                               =================


----------
*    Non-income producing security.

** At July 31, 2008, cost is identical for book and Federal income tax purposes.



Gross unrealized appreciation ..............................   $     17,122,606
Gross unrealized depreciation ..............................        (10,918,392)
                                                               -----------------
Net unrealized appreciation ................................   $      6,204,214
                                                               =================


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

OPTIMUM LARGE CAP OPPORTUNITY FUND                                 JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)



CASH & NET OTHER ASSETS AND LIABILITIES              9%
OTHER COMMON STOCKS                                 19%
TECHNOLOGY HARDWARE & EQUIPMENT                     18%
CAPITAL GOODS                                       17%
ENERGY                                               7%
PHARMACEUTICALS & BIOTECHNOLOGY                      7%
SOFTWARE & SERVICES                                  7%
MEDIA                                                6%
DIVERSIFIED FINANCIALS                               5%
MATERIALS                                            5%


% OF TOTAL NET ASSETS



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

COMMON STOCKS - 90.63%
               AUTOMOBILES & COMPONENTS - 3.05%
       9,750   Johnson Controls ............................   $         294,060
                                                               -----------------
               CAPITAL GOODS - 17.17%
      10,900   ABB, SP ADR .................................             285,798
       4,200   Boeing ......................................             256,662
       4,100   Caterpillar .................................             285,032
       3,500   Danaher .....................................             278,775
      20,000   JA Solar Holdings, ADR * ....................             303,400
       4,000   Parker Hannifin .............................             246,720
                                                               -----------------
                                                                       1,656,387
                                                               -----------------
               DIVERSIFIED FINANCIALS - 5.37%
       2,000   Affiliated Managers Group * .................             172,800
       1,875   Goldman Sachs Group .........................             345,075
                                                               -----------------
                                                                         517,875
                                                               -----------------
               ENERGY - 7.08%
       3,000   ENSCO International .........................             207,420
       1,500   Transocean * ................................             204,045
       7,200   Weatherford International * .................             271,656
                                                               -----------------
                                                                         683,121
                                                               -----------------
               HEALTH CARE EQUIPMENT & SERVICES - 3.63%
       7,525   St. Jude Medical * ..........................             350,515
                                                               -----------------
               MATERIALS - 4.82%
       3,000   BHP Billiton, SP ADR ........................             223,980
       2,495   Freeport-McMoRan Copper & Gold, Class B .....             241,391
                                                               -----------------
                                                                         465,371
                                                               -----------------
               MEDIA - 6.02%
      12,000   DIRECTV Group * .............................             324,240
       6,000   Omnicom Group ...............................             256,140
                                                               -----------------
                                                                         580,380
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               PHARMACEUTICALS & BIOTECHNOLOGY - 7.18%
       4,600   Genzyme * ...................................   $         352,590
       5,000   Waters * ....................................             339,700
                                                               -----------------
                                                                         692,290
                                                               -----------------
               RETAILING - 3.49%
      14,950   Staples .....................................             336,375
                                                               -----------------
               SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT - 2.68%
       5,600   MEMC Electronic Materials * .................             258,776
                                                               -----------------
               SOFTWARE & SERVICES - 6.59%
         600   Google, Class A * ...........................             284,250
      16,300   Oracle * ....................................             350,939
                                                               -----------------
                                                                         635,189
                                                               -----------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 17.58%
       7,600   Amphenol, Class A ...........................             362,292
      13,000   Cisco Systems * .............................             285,870
      12,875   Corning .....................................             257,629
       8,000   QUALCOMM ....................................             442,720
      10,450   Trimble Navigation * ........................             346,940
                                                               -----------------
                                                                       1,695,451
                                                               -----------------
               TELECOMMUNICATION SERVICES - 2.73%
       5,225   America Movil, Series L, ADR ................             263,810
                                                               -----------------
               TRANSPORTATION - 3.24%
       3,000   Burlington Northern Santa Fe ................             312,390
                                                               -----------------
               TOTAL COMMON STOCKS
                  (Cost $8,891,216) ........................           8,741,990
                                                               -----------------
INVESTMENT COMPANY - 9.52%
     918,194   BlackRock Liquidity Funds
                  TempCash Portfolio .......................             918,194
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $918,194) ..........................            918,194
                                                               -----------------
TOTAL INVESTMENTS - 100.15%
   (Cost $9,809,410)** .....................................          9,660,184
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - (0.15)% .................            (14,735)
                                                               -----------------
NET ASSETS - 100.00% .......................................   $      9,645,449
                                                               =================


----------
*   Non-income producing security.

** At July 31, 2008, cost is identical for book and Federal income tax purposes.



               Gross unrealized appreciation ...............   $        617,731
               Gross unrealized depreciation ...............            766,957)
                                                               -----------------
               Net unrealized depreciation .................   $        149,226)
                                                               =================


   ADR   American Depositary Receipt
SP ADR   Sponsored American Depositary Receipt


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

VALUE FUND                                                         JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)



SOFTWARE & SERVICES                        4%
CASH & NET OTHER ASSETS AND LIABILITIES    1%
OTHER COMMON STOCKS                       22%
ENERGY                                    15%
CAPITAL GOODS                             12%
DIVERSIFIED FINANCIALS                    11%
FOOD, BEVERAGE & TOBACCO                  10%
INSURANCE                                  9%
UTILITIES                                  6%
PHARMACEUTICALS & BIOTECHNOLOGY            5%
TELECOMMUNICATION SERVICES                 5%


% OF TOTAL NET ASSETS



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

COMMON STOCKS - 99.49%
               AUTOMOBILES & COMPONENTS - 0.32%
      27,985   Johnson Controls ............................   $         844,028
                                                               -----------------
               BANKS - 1.32%
       8,740   New York Community Bancorp ..................             145,259
      64,440   Sovereign Bancorp ...........................             613,469
      50,410   SunTrust Banks ..............................           2,069,835
      39,310   Wachovia ....................................             678,884
                                                               -----------------
                                                                       3,507,447
                                                               -----------------
               CAPITAL GOODS - 11.72%
       9,200   3M ..........................................             647,588
       7,240   Danaher .....................................             576,666
      45,765   Eaton .......................................           3,251,146
      17,530   General Electric ............................             495,924
      43,468   Grainger (W.W.) .............................           3,890,821
      99,870   Lockheed Martin .............................          10,419,437
     106,715   Northrop Grumman ............................           7,191,524
       4,000   Timken ......................................             132,080
      69,840   United Technologies .........................           4,468,363
                                                               -----------------
                                                                      31,073,549
                                                               -----------------
               CONSUMER DURABLES & APPAREL - 1.56%
      70,590   NIKE, Class B ...............................           4,142,221
                                                               -----------------
               CONSUMER SERVICES - 1.52%
     157,830   Royal Caribbean Cruises .....................           4,021,508
                                                               -----------------
               DIVERSIFIED FINANCIALS - 11.37%
      11,838   American Express ............................             439,427
     207,954   Bank of America .............................           6,841,687
     144,277   Bank of New York Mellon .....................           5,121,833
      16,743   Franklin Resources ..........................           1,684,513
      41,570   Goldman Sachs Group .........................           7,650,543
       9,650   Invesco .....................................             224,749
      58,390   JPMorgan Chase ..............................           2,372,386
      16,683   Merrill Lynch ...............................             444,602
      74,690   State Street ................................           5,350,792
                                                               -----------------
                                                                      30,130,532
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               ENERGY - 15.51%
      44,685   Apache ......................................   $       5,012,316
      51,381   Chevron .....................................           4,344,777
      32,877   ConocoPhillips ..............................           2,683,421
      18,590   Devon Energy ................................           1,764,005
      29,000   El Paso .....................................             519,970
     115,780   Exxon Mobil .................................           9,312,185
      10,820   Halliburton .................................             484,952
      60,990   Hess ........................................           6,184,386
      39,945   Marathon Oil ................................           1,976,079
       5,540   Noble .......................................             287,360
       7,050   Sunoco ......................................             286,301
      98,020   Total, SP ADR ...............................           7,498,530
      23,390   Williams ....................................             749,649
                                                               -----------------
                                                                      41,103,931
                                                               -----------------
               FOOD & STAPLES RETAILING - 2.67%
     132,852   CVS Caremark ................................           4,849,098
      13,410   Kroger ......................................             379,235
      18,340   Safeway .....................................             490,045
      11,230   Wal-Mart Stores .............................             658,303
      20,630   Walgreen ....................................             708,434
                                                               -----------------
                                                                       7,085,115
                                                               -----------------
               FOOD, BEVERAGE & TOBACCO - 9.72%
       6,300   Coca-Cola ...................................             324,450
      64,410   Diageo, SP ADR ..............................           4,533,175
       9,163   General Mills ...............................             590,006
      13,110   Heineken NV, SP ADR .........................             306,108
      56,248   Kellogg .....................................           2,984,519
      38,320   Lorillard * .................................           2,571,655
     107,865   Nestle, SP ADR ..............................           4,742,770
      14,438   PepsiCo .....................................             960,993
     169,440   Philip Morris International .................           8,751,576
                                                               -----------------
                                                                      25,765,252
                                                               -----------------
               HEALTH CARE EQUIPMENT & SERVICES - 1.45%
       9,663   UnitedHealth Group ..........................             271,337
      58,870   WellPoint * .................................           3,087,731
       7,130   Zimmer Holdings * ...........................             491,328
                                                               -----------------
                                                                       3,850,396
                                                               -----------------
               HOUSEHOLD & PERSONAL PRODUCTS - 1.80%
      11,420   Clorox ......................................             622,390
      63,320   Procter & Gamble ............................           4,146,194
                                                               -----------------
                                                                       4,768,584
                                                               -----------------
               INSURANCE - 8.88%
     149,780   Allstate ....................................           6,922,832
      63,452   Chubb .......................................           3,048,234
     172,360   Genworth Financial, Class A .................           2,752,589
       5,228   Hartford Financial Services Group ...........             331,403
     141,690   MetLife .....................................           7,193,601
      47,670   Prudential Financial ........................           3,287,800
                                                               -----------------
                                                                      23,536,459
                                                               -----------------
               MATERIALS - 2.62%
       3,805   Air Products and Chemicals ..................             362,274
     108,700   PPG Industries ..............................           6,591,568
                                                               -----------------
                                                                       6,953,842
                                                               -----------------
               MEDIA - 1.62%
      12,998   Disney, Walt ................................             394,489
      79,268   Omnicom Group ...............................           3,383,951
      18,330   Time Warner Cable * .........................             521,122
                                                               -----------------
                                                                       4,299,562
                                                               -----------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

VALUE FUND                                                         JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               PHARMACEUTICALS & BIOTECHNOLOGY - 5.49%
       5,790   Genzyme * ...................................   $         443,803
      63,210   Johnson & Johnson ...........................           4,327,989
     127,510   Merck .......................................           4,195,079
      10,800   Merck KGaA, ADR .............................             435,381
     126,850   Wyeth .......................................           5,139,962
                                                               -----------------
                                                                      14,542,214
                                                               -----------------
               RETAILING - 1.55%
     139,560   Macy's ......................................           2,625,124
      19,500   Sherwin-Williams ............................           1,038,375
      19,688   Staples .....................................             442,980
                                                               -----------------
                                                                       4,106,479
                                                               -----------------
               SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT - 2.41%
     287,860   Intel .......................................           6,387,613
                                                               -----------------
               SOFTWARE & SERVICES - 4.18%
     101,005   Accenture, Class A ..........................           4,217,969
       9,500   Automatic Data Processing ...................             405,745
     299,390   Oracle * ....................................           6,445,867
                                                               -----------------
                                                                      11,069,581
                                                               -----------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 2.60%
      13,300   EMC * .......................................             199,633
      48,700   International Business Machines .............           6,232,626
      17,000   Nokia, SP ADR ...............................             464,440
                                                               -----------------
                                                                       6,896,699
                                                               -----------------
               TELECOMMUNICATION SERVICES - 4.77%
     199,230   AT&T ........................................           6,138,276
      76,947   Embarq ......................................           3,521,864
     111,099   Vodafone Group, SP ADR ......................           2,980,786
                                                               -----------------
                                                                      12,640,926
                                                               -----------------
               TRANSPORTATION - 0.44%
       3,565   Burlington Northern Santa Fe ................             371,223
       4,738   Norfolk Southern ............................             340,757
       7,370   United Parcel Service, Class B ..............             464,900
                                                               -----------------
                                                                       1,176,880
                                                               -----------------
               UTILITIES - 5.97%
      12,450   American Electric Power .....................             491,775
     113,337   Dominion Resources ..........................           5,007,229
      61,320   FPL Group ...................................           3,956,980
      18,230   NRG Energy * ................................             661,567
      19,593   PG&E ........................................             754,918
       7,130   PPL .........................................             334,825
      76,700   Public Service Enterprise Group .............           3,206,060
      25,190   Sempra Energy ...............................           1,414,670
                                                               -----------------
                                                                      15,828,024
                                                               -----------------
               TOTAL COMMON STOCKS
                  (Cost $260,451,883) ......................         263,730,842
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

INVESTMENT COMPANY - 0.69%
   1,815,981   BlackRock Liquidity Funds
                  TempCash Portfolio .......................   $       1,815,981
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $1,815,981) ........................          1,815,981
                                                               -----------------
TOTAL INVESTMENTS - 100.18%
   (Cost $262,267,864)** ...................................        265,546,823
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - (0.18)% .................           (475,108)
                                                               -----------------
NET ASSETS - 100.00% .......................................   $    265,071,715
                                                               =================


----------
 *   Non-income producing security.

** At July 31, 2008, cost is identical for book and Federal income tax purposes.



               Gross unrealized appreciation ...............   $     20,929,165
               Gross unrealized depreciation ...............        (17,650,206)
                                                               -----------------
               Net unrealized appreciation .................   $      3,278,959
                                                               =================


ADR American Depositary Receipt
SP ADR Sponsored American Depositary Receipt


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

TAMRO ALL CAP FUND                                                 JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)



PURCHASED OPTIONS, CASH & NET OTHER ASSETS AND LIABILITIES    1%
OTHER COMMON STOCKS                                          30%
DIVERSIFIED FINANCIALS                                       13%
SOFTWARE & SERVICES                                          12%
ENERGY                                                        8%
CAPITAL GOODS                                                 8%
TECHNOLOGY HARDWARE & EQUIPMENT                               8%
FOOD, BEVERAGE & TOBACCO                                      7%
CONSUMER SERVICES                                             7%
PHARMACEUTICALS & BIOTECHNOLOGY                               6%


% OF TOTAL NET ASSETS



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

COMMON STOCKS - 99.60%
               CAPITAL GOODS - 8.31%
       7,620   Baldor Electric .............................   $         259,461
       2,130   Danaher .....................................             169,655
       8,260   General Electric ............................             233,675
       3,485   Raytheon ....................................             198,401
       1,800   United Technologies .........................             115,164
                                                               -----------------
                                                                         976,356
                                                               -----------------
               COMMERCIAL SERVICES & SUPPLIES - 1.52%
       3,725   Manpower ....................................             178,800
                                                               -----------------
               CONSUMER SERVICES - 6.73%
       4,258   Apollo Group, Class A * .....................             265,231
      20,625   Corinthian Colleges * .......................             324,844
      13,700   Starbucks * .................................             201,253
                                                               -----------------
                                                                         791,328
                                                               -----------------
               DIVERSIFIED FINANCIALS - 13.32%
      12,410   Calamos Asset Management, Class A  ..........             253,909
       1,920   Goldman Sachs Group .........................             353,357
      13,705   Janus Capital Group .........................             415,810
       9,342   JPMorgan Chase ..............................             379,565
       9,475   SLM * .......................................             162,307
                                                               -----------------
                                                                       1,564,948
                                                               -----------------
               ENERGY - 8.31%
         940   Anadarko Petroleum ..........................              54,435
       2,090   Chevron .....................................             176,730
       2,914   Exxon Mobil .................................             234,373
         720   National-Oilwell Varco * ....................              56,614
       6,025   Valero Energy ...............................             201,295
       5,370   Willbros Group * ............................             201,805
       1,091   XTO Energy ..................................              51,528
                                                               -----------------
                                                                         976,780
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               FOOD & STAPLES RETAILING - 5.26%
       8,270   Sysco .......................................   $         234,537
       6,535   Wal-Mart Stores .............................             383,082
                                                               -----------------
                                                                         617,619
                                                               -----------------
               FOOD, BEVERAGE & TOBACCO - 7.44%
       5,316   Coca-Cola ...................................             273,774
      10,700   Hain Celestial Group * ......................             279,698
       3,880   Kraft Foods, Class A ........................             123,462
       3,830   Philip Morris International .................             197,820
                                                               -----------------
                                                                         874,754
                                                               -----------------
               HEALTH CARE EQUIPMENT & SERVICES - 2.77%
       4,725   Cerner * ....................................             211,019
         815   Laboratory Corp. of America Holdings * ......              55,078
       1,125   WellPoint * .................................              59,006
                                                               -----------------
                                                                         325,103
                                                               -----------------
               INSURANCE - 4.01%
         123   Berkshire Hathaway, Class B * ...............             470,967
                                                               -----------------
               MATERIALS - 5.11%
       8,337   Alcoa .......................................             281,374
       7,296   duPont (E. I.) de Nemours ...................             319,638
                                                               -----------------
                                                                         601,012
                                                               -----------------
               MEDIA - 2.05%
      11,672   Comcast, Class A ............................             240,677
                                                               -----------------
               PHARMACEUTICALS & BIOTECHNOLOGY - 6.35%
       3,160   Genentech * .................................             300,990
       1,910   Johnson & Johnson ...........................             130,778
      14,923   Schering-Plough .............................             314,577
                                                               -----------------
                                                                         746,345
                                                               -----------------
               RETAILING - 2.94%
       2,390   Amazon.com * ................................             182,453
       4,035   GameStop, Class A * .........................             163,458
                                                               -----------------
                                                                         345,911
                                                               -----------------
               SOFTWARE & SERVICES - 11.79%
       4,840   eBay * ......................................             121,823
       7,060   Electronic Arts * ...........................             304,851
         505   Google, Class A * ...........................             239,244
       6,395   Microsoft ...................................             164,479
       8,670   Oracle * ....................................             186,665
       8,095   Quality Systems .............................             265,921
       6,745   THQ * .......................................             102,389
                                                               -----------------
                                                                       1,385,372
                                                               -----------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 7.51%
      11,090   Corning .....................................             221,911
      16,575   EMC * .......................................             248,791
       6,210   F5 Networks * ...............................             181,022
       1,800   International Business Machines .............             230,364
                                                               -----------------
                                                                         882,088
                                                               -----------------
               TELECOMMUNICATION SERVICES - 2.02%
       6,965   Verizon Communications ......................             237,089
                                                               -----------------
               TRANSPORTATION - 2.04%
       3,805   United Parcel Service, Class B ..............             240,019
                                                               -----------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

TAMRO ALL CAP FUND                                                 JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               UTILITIES - 2.12%
      15,430   AES * .......................................   $         249,035
                                                               -----------------
               TOTAL COMMON STOCKS
                  (Cost $11,020,519) .......................          11,704,203
                                                               -----------------




  NUMBER OF
  CONTRACTS
------------

PURCHASED OPTIONS - 0.26%
         180   Coca-Cola - Call Strike @ $70
                  Exp 01/10 ................................              15,300
          65   Coca-Cola - Call Strike @ $60
                  Exp 01/10 ................................              15,275
                                                               -----------------
               TOTAL PURCHASED OPTIONS
                  (Cost $49,714) ...........................              30,575
                                                               -----------------




   SHARES
------------

INVESTMENT COMPANY - 0.63%
      74,534   BlackRock Liquidity Funds
                  TempCash Portfolio .......................              74,534
                                                               -----------------
                  TOTAL INVESTMENT COMPANY
                     (Cost $74,534) ........................             74,534
                                                               -----------------
TOTAL INVESTMENTS - 100.49%
   (Cost $11,144,767)** ....................................         11,809,312
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - (0.49)% .................             57,955)
                                                               -----------------
NET ASSETS - 100.00% .......................................   $     11,751,357
                                                               =================


----------
*    Non-income producing security.

** At July 31, 2008, cost is identical for book and Federal income tax purposes.



Gross unrealized appreciation ..............................   $      1,339,790
Gross unrealized depreciation ..............................           (675,245)
                                                               -----------------
Net unrealized appreciation ................................   $        664,545
                                                               =================


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

RIVER ROAD DYNAMIC EQUITY INCOME FUND                              JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)



CLOSED-END FUNDS                           2%
CASH & NET OTHER ASSETS AND LIABILITIES    6%
OTHER COMMON STOCKS                       30%
ENERGY                                    19%
UTILITIES                                  7%
DIVERSIFIED FINANCIALS                     7%
INSURANCE                                  7%
FOOD, BEVERAGE & TOBACCO                   6%
BANKS                                      6%
MATERIALS                                  5%
HOUSEHOLD & PERSONAL PRODUCTS              5%


% OF TOTAL NET ASSETS



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

COMMON STOCKS - 91.92%
               AUTOMOBILES & COMPONENTS - 3.08%
      19,325   Autoliv .....................................   $         754,448
      20,000   Gentex ......................................             309,200
      17,600   Harley-Davidson .............................             665,984
                                                               -----------------
                                                                       1,729,632
                                                               -----------------
               BANKS - 5.53%
       9,100   Allied Irish Banks, SP ADR ..................             228,501
      15,375   Associated Banc-Corp ........................             256,609
      22,275   BB&T ........................................             624,146
      17,275   People's United Financial ...................             293,330
      39,125   U.S. Bancorp ................................           1,197,616
      24,400   Whitney Holding .............................             501,664
                                                               -----------------
                                                                       3,101,866
                                                               -----------------
               CAPITAL GOODS - 3.72%
       6,125   3M ..........................................             431,139
      34,750   General Electric ............................             983,078
       2,630   Otter Tail ..................................             119,244
      13,225   PACCAR ......................................             556,244
                                                               -----------------
                                                                       2,089,705
                                                               -----------------
               COMMERCIAL SERVICES & SUPPLIES - 2.93%
      46,275   Waste Management.............................           1,644,614
                                                               -----------------
               CONSUMER DURABLES & APPAREL - 2.55%
      16,750   Leggett & Platt .............................             326,625
      16,850   Oxford Industries ...........................             354,524
      10,450   VF ..........................................             748,011
                                                               -----------------
                                                                       1,429,160
                                                               -----------------
               CONSUMER SERVICES - 2.25%
      12,975   Carnival ....................................             479,297
      32,375   CBRL Group ..................................             782,504
                                                               -----------------
                                                                       1,261,801
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               DIVERSIFIED FINANCIALS - 7.40%
      13,000   American Capital ............................   $         264,160
      19,725   Bank of America .............................             648,953
      16,175   Carey LP (W.P.) .............................             474,898
      64,075   Medallion Financial .........................             633,061
      59,000   NGP Capital Resources .......................             958,750
      41,325   Prospect Capital ............................             545,490
       5,775   Student Loan ................................             629,071
                                                               -----------------
                                                                       4,154,383
                                                               -----------------
               ENERGY - 19.29%
      19,210   Alliance Resource Partners LP ...............             925,346
      24,525   Boardwalk Pipeline Partners LP ..............             580,262
      19,800   BreitBurn Energy Partners LP ................             340,164
      18,200   Chevron .....................................           1,538,992
      38,150   Encore Energy Partners LP ...................             910,641
      22,950   Eni, SP ADR .................................           1,546,830
      27,650   Magellan Midstream Partners LP ..............           1,000,377
      29,210   MarkWest Energy Partners LP .................             965,391
      30,355   Penn West Energy Trust ......................             910,346
      42,650   Spectra Energy ..............................           1,158,801
       8,275   TC Pipelines LP .............................             284,908
      21,600   TEPPCO Partners LP ..........................             661,176
                                                               -----------------
                                                                      10,823,234
                                                               -----------------
               FOOD & STAPLES RETAILING - 0.73%
      18,400   Whole Foods Market ..........................             407,928
                                                               -----------------
               FOOD, BEVERAGE & TOBACCO - 6.14%
      14,825   General Mills ...............................             954,582
      22,725   Industrias Bachoco, SP ADR ..................             640,618
      23,525   McCormick & Co (Non-Voting Shares) ..........             943,353
      13,650   PepsiCo .....................................             908,544
                                                               -----------------
                                                                       3,447,097
                                                               -----------------
               HOUSEHOLD & PERSONAL PRODUCTS - 4.41%
      16,675   Clorox ......................................             908,788
      12,625   Kimberly-Clark ..............................             730,104
      12,800   Procter & Gamble ............................             838,144
                                                               -----------------
                                                                       2,477,036
                                                               -----------------
               INSURANCE - 7.10%
       9,395   Allstate ....................................             434,237
      11,750   Cincinnati Financial ........................             327,120
      41,015   Gallagher (Arthur J.) .......................           1,043,011
       8,250   PartnerRe ...................................             580,140
      11,600   Safety Insurance Group ......................             492,652
      13,750   Unitrin .....................................             379,363
      21,100   Zenith National Insurance ...................             726,051
                                                               -----------------
                                                                       3,982,574
                                                               -----------------
               MATERIALS - 4.94%
      31,025   Dow Chemical ................................           1,033,443
      17,425   Nucor .......................................             997,059
      36,250   RPM International ...........................             743,125
                                                               -----------------
                                                                       2,773,627
                                                               -----------------
               PHARMACEUTICALS & BIOTECHNOLOGY - 2.04%
      12,025   Johnson & Johnson ...........................             823,352
      17,125   Pfizer ......................................             319,724
                                                               -----------------
                                                                       1,143,076
                                                               -----------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

RIVER ROAD DYNAMIC EQUITY INCOME FUND                              JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               REAL ESTATE - 3.07%
      13,575   Franklin Street Properties ..................   $         166,565
      21,400   Host Marriott ...............................             280,554
      22,250   National Retail Properties ..................             470,365
      31,900   Realty Income ...............................             803,561
                                                               -----------------
                                                                       1,721,045
                                                               -----------------
               RETAILING - 2.04%
      25,175   Asbury Automotive Group .....................             249,484
      11,875   Barnes & Noble ..............................             280,963
      19,025   Cato, Class A ...............................             340,357
       6,875   Genuine Parts ...............................             275,756
                                                               -----------------
                                                                       1,146,560
                                                               -----------------
               SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT - 1.75%
      44,125   Intel .......................................             979,134
                                                               -----------------
               SOFTWARE & SERVICES - 2.97%
      21,050   Automatic Data Processing ...................             899,046
      23,250   Paychex .....................................             765,390
                                                               -----------------
                                                                       1,664,436
                                                               -----------------
               TELECOMMUNICATION SERVICES - 2.51%
      41,425   Verizon Communications ......................           1,410,107
                                                               -----------------
               UTILITIES - 7.47%
      13,375   ALLETE ......................................             569,240
      48,425   Duke Energy .................................             851,312
      19,050   Integrys Energy Group .......................             972,693
      25,050   Portland General Electric ...................             588,425
      34,150   Southern ....................................           1,208,558
                                                               -----------------
                                                                       4,190,228
                                                               -----------------
               TOTAL COMMON STOCKS
                  (Cost $54,181,930) .......................          51,577,243
                                                               -----------------
CLOSED-END FUNDS - 2.18%
      61,800   Calamos Strategic Total Return Fund .........             677,328
      40,550   First Trust/Four Corners Senior
                  Floating Rate Income Fund II .............             544,587
                                                               -----------------
               TOTAL CLOSED-END FUNDS
                  (Cost $1,505,350) ........................           1,221,915
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

INVESTMENT COMPANY - 5.23%
   2,933,956   BlackRock Liquidity Funds
                  Temp Fund Portfolio.......................   $       2,933,956
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $2,933,956).........................           2,933,956
                                                               -----------------
TOTAL INVESTMENTS - 99.33%
   (Cost $58,621,236)*......................................          55,733,114
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - 0.67%....................             376,553
                                                               -----------------
NET ASSETS - 100.00%........................................   $      56,109,667
                                                               =================


----------
* At July 31, 2008, cost is identical for book and Federal income tax purposes.



               Gross unrealized appreciation                   $        980,267
               Gross unrealized depreciation                         (3,868,389)
                                                               -----------------
               Net unrealized depreciation                     $     (2,888,122)
                                                               =================


LP Limited Partnership
SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

OPTIMUM MID CAP FUND                                               JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)



PHARMACEUTICALS & BIOTECHNOLOGY            5%
OTHER COMMON STOCKS, CASH & NET
   OTHER ASSETS AND LIABILITIES           20%
TECHNOLOGY HEALTH CARE HARDWARE &
   EQUIPMENT                              16%
SOFTWARE & SERVICES                       12%
MEDIA                                     12%
HEALTH CARE EQUIPMENT & SERVICES          12%
ENERGY                                     9%
TRANSPORTATION                             9%
CAPITAL GOODS                              5%


% OF TOTAL NET ASSETS



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               AUTOMOBILES & COMPONENTS - 3.58%
     679,840   BorgWarner ..................................   $      27,411,149
     115,000   Magna International, Class A ................           6,796,500
                                                               -----------------
                                                                      34,207,649
                                                               -----------------
               CAPITAL GOODS - 5.26%
     947,700   Chicago Bridge & Iron .......................          31,056,129
     457,600   URS * .......................................          19,182,592
                                                               -----------------
                                                                      50,238,721
                                                               -----------------
               COMMERCIAL SERVICES & SUPPLIES - 3.66%
     728,300   Manpower ....................................          34,958,400
                                                               -----------------
               CONSUMER DURABLES & APPAREL - 2.16%
   1,029,700   Mattel ......................................          20,645,485
                                                               -----------------
               DIVERSIFIED FINANCIALS - 1.81%
     465,200   Eaton Vance .................................          17,277,528
                                                               -----------------
               ENERGY - 9.38%
     413,885   Compagnie Generale de Geophysique-Veritas,
                  SP ADR * .................................          16,091,852
   1,116,500   Denbury Resources * .........................          31,418,310
     681,546   FMC Technologies * ..........................          42,105,912
                                                               -----------------
                                                                      89,616,074
                                                               -----------------
               FOOD, BEVERAGE & TOBACCO - 3.15%
     209,600   Bunge .......................................          20,733,632
     172,900   Molson Coors Brewing, Class B ...............           9,331,413
                                                               -----------------
                                                                      30,065,045
                                                               -----------------
               HEALTH CARE EQUIPMENT & SERVICES - 11.72%
     319,300   Beckman Coulter .............................          23,098,162
     480,000   Edwards Lifesciences * ......................          30,086,400
     552,300   Lincare Holdings * ..........................          17,795,106
     683,200   Varian Medical Systems * ....................          40,992,000
                                                               -----------------
                                                                     111,971,668
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               INSURANCE - 2.27%
     781,120   Cincinnati Financial ........................   $      21,746,381
                                                               -----------------
               MATERIALS - 3.37%
     433,000   FMC .........................................          32,202,210
                                                               -----------------
               MEDIA - 12.01%
   1,962,600   Belo, Class A ...............................          13,326,054
     349,600   Gannett .....................................           6,334,752
     180,600   Hearst-Argyle Television ....................           3,821,496
   1,897,900   Interpublic Group * .........................          16,682,541
   2,965,400   New York Times, Class A .....................          37,334,386
   1,491,000   Pearson, SP ADR .............................          19,114,620
     704,357   Scholastic ..................................          18,165,367
                                                               -----------------
                                                                     114,779,216
                                                               -----------------
               PHARMACEUTICALS & BIOTECHNOLOGY - 4.93%
   1,744,670   Biovail .....................................          17,708,401
     442,200   Charles River Laboratories * ................          29,388,612
                                                               -----------------
                                                                      47,097,013
                                                               -----------------
               SOFTWARE & SERVICES - 12.14%
   1,152,300   Akamai Technologies * .......................          26,894,682
     374,200   FactSet Research Systems ....................          21,580,114
   1,085,800   Intuit * ....................................          29,674,914
   1,074,330   Mentor Graphics * ...........................          14,911,700
   6,222,100   Unisys * ....................................          22,959,549
                                                               -----------------
                                                                     116,020,959
                                                               -----------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 15.47%
      33,100   Diebold .....................................           1,224,038
     542,700   Harris ......................................          26,131,005
   2,112,800   Jabil Circuit ...............................          34,354,128
     871,300   Lexmark International Group, Class A * ......          30,565,204
     640,370   Molex .......................................          15,708,276
     421,835   Molex, Class A ..............................           9,748,607
     977,855   Zebra Technologies * ........................          30,127,713
                                                               -----------------
                                                                     147,858,971
                                                               -----------------
               TRANSPORTATION - 8.79%
     517,100   Con-way .....................................          26,144,576
   2,477,500   Southwest Airlines ..........................          38,624,225
     809,900   Werner Enterprises ..........................          19,283,719
                                                               -----------------
                                                                      84,052,520
                                                               -----------------
               TOTAL COMMON STOCKS
                  (Cost $886,795,341) ......................         952,737,840
                                                               -----------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

OPTIMUM MID CAP FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

INVESTMENT COMPANY - 0.72%
   6,897,970   BlackRock Liquidity Funds
                  TempCash Portfolio .......................   $       6,897,970
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $6,897,970).........................          6,897,970
                                                               -----------------
TOTAL INVESTMENTS - 100.42%
  (Cost $893,693,311)** ....................................        959,635,810
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - (0.42)% .................         (4,026,054)
                                                               -----------------
NET ASSETS - 100.00% .......................................   $    955,609,756
                                                               =================


----------
*    Non-income producing security.

** At July 31, 2008, cost is identical for book and Federal income tax purposes



               Gross unrealized appreciation ...............   $    194,629,692
               Gross unrealized depreciation ...............       (128,687,193)
                                                               -----------------
               Net unrealized appreciation .................   $     65,942,499
                                                               =================


SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

MONTAG & CALDWELL MID CAP GROWTH FUND                              JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)



CASH & NET OTHER ASSETS AND LIABILITIES    4%
CAPITAL GOODS                             16%
ENERGY                                    15%
SOFTWARE & SERVICES                       10%
HEALTH CARE EQUIPMENT & SERVICES           9%
PHARMACEUTICALS & BIOTECHNOLOGY            9%
RETAILING                                  9%
DIVERSIFIED FINANCIALS                     7%
TECHNOLOGY HARDWARE & EQUIPMENT            6%
OTHER COMMON STOCKS                       15%


% OF TOTAL NET ASSETS



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

COMMON STOCKS - 95.90%
               CAPITAL GOODS - 16.21%
       1,440   Ametek ......................................   $          68,915
       1,450   Cooper Industries ...........................              61,147
         350   Eaton .......................................              24,864
         630   Fastenal ....................................              30,782
         660   Jacobs Engineering Group * ..................              51,044
         700   Joy Global ..................................              50,554
         250   L-3 Communications Holdings .................              24,673
         920   Roper Industries ............................              56,286
         780   Terex * .....................................              36,917
                                                               -----------------
                                                                         405,182
                                                               -----------------
               CONSUMER DURABLES & APPAREL - 1.49%
         630   Polo Ralph Lauren ...........................              37,277
                                                               -----------------
               DIVERSIFIED FINANCIALS - 6.67%
         450   Affiliated Managers Group * .................              38,880
       1,380   Eaton Vance .................................              51,253
         940   Lazard, Class A .............................              38,361
       1,660   SEI Investments .............................              38,230
                                                               -----------------
                                                                         166,724
                                                               -----------------
               ENERGY - 14.74%
       1,940   BJ Services .................................              57,036
         980   Cameron International * .....................              46,805
         375   Core Laboratories ...........................              48,604
         370   Forest Oil * ................................              21,101
       2,520   ION Geophysical * ...........................              40,244
         720   Nabors Industries * .........................              26,251
         670   Oceaneering International * .................              40,629
         865   Smith International .........................              64,339
         650   Southwestern Energy * .......................              23,602
                                                               -----------------
                                                                         368,611
                                                               -----------------
               FOOD, BEVERAGE & TOBACCO - 2.90%
         920   WM Wrigley Jr. ..............................              72,643
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               HEALTH CARE EQUIPMENT & SERVICES - 9.37%
         550   Bard (C.R.) .................................   $          51,062
       1,260   Dentsply International ......................              50,715
       1,870   Hologic * ...................................              34,539
       1,150   Varian Medical Systems * ....................              69,000
         990   VCA Antech * ................................              28,849
                                                               -----------------
                                                                         234,165
                                                               -----------------
               HOUSEHOLD & PERSONAL PRODUCTS - 2.51%
       1,480   Avon Products ...............................              62,752
                                                               -----------------
               MATERIALS - 2.63%
       1,470   Ecolab ......................................              65,709
                                                               -----------------
               PHARMACEUTICALS & BIOTECHNOLOGY - 8.90%
       1,010   Charles River Laboratories * ................              67,125
         540   Covance * ...................................              49,572
       2,000   PerkinElmer .................................              58,200
         700   Waters * ....................................              47,558
                                                               -----------------
                                                                         222,455
                                                               -----------------
               RETAILING - 8.65%
         750   Abercrombie & Fitch, Class A ................              41,415
       1,810   Dick's Sporting Goods * .....................              31,766
       1,540   O'Reilly Automotive * .......................              39,332
       1,200   Tiffany .....................................              45,348
       1,730   TJX .........................................              58,318
                                                               -----------------
                                                                         216,179
                                                               -----------------
               SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT - 4.26%
       1,630   Intersil, Class A ...........................              39,332
       2,710   Xilinx ......................................              67,289
                                                               -----------------
                                                                         106,621
                                                               -----------------
               SOFTWARE & SERVICES - 10.45%
       1,840   Autodesk * ..................................              58,678
       1,430   Citrix Systems * ............................              38,095
       1,320   Electronic Arts * ...........................              56,998
         770   Factset Research Systems ....................              44,406
       1,320   Fiserv * ....................................              63,122
                                                               -----------------
                                                                         261,299
                                                               -----------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 6.33%
       1,380   Amphenol, Class A ...........................              65,785
       1,600   F5 Networks * ...............................              46,640
       1,790   NetApp * ....................................              45,735
                                                               -----------------
                                                                         158,160
                                                               -----------------
               TRANSPORTATION - 0.79%
         560   Expeditors International Washington .........              19,886
                                                               -----------------
               TOTAL COMMON STOCKS
                  (Cost $2,551,845) ........................           2,397,663
                                                               -----------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

MONTAG & CALDWELL MID CAP GROWTH FUND                              JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

INVESTMENT COMPANY - 1.59%
      39,633   BlackRock Liquidity Funds
                  TempCash Portfolio .......................   $          39,633
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $39,633) ...........................              39,633
                                                               -----------------
TOTAL INVESTMENTS - 97.49%
   (Cost $2,591,478)** .....................................           2,437,296
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - 2.51% ...................              62,831
                                                               -----------------
NET ASSETS - 100.00% .......................................   $       2,500,127
                                                               =================


----------
*    Non-income producing security.

** At July 31, 2008, cost is identical for book and Federal income tax purposes.



     Gross unrealized appreciation .........................   $         98,795
     Gross unrealized depreciation .........................           (252,977)
                                                               -----------------
     Net unrealized depreciation ...........................   $       (154,182)
                                                               =================


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

CLARIVEST MID CAP GROWTH FUND                                      JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)



CASH & NET OTHER ASSETS AND LIABILITIES    1%
CAPITAL GOODS                             19%
ENERGY                                    14%
SOFTWARE & SERVICES                       13%
MATERIALS                                 10%
PHARMACEUTICALS & BIOTECHNOLOGY            7%
UTILITIES                                  5%
HEALTH CARE EQUIPMENT & SERVICES           5%
EXCHANGE TRADED FUND                       2%
OTHER COMMON STOCKS                       24%


% OF TOTAL NET ASSETS



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

COMMON STOCKS - 96.57%
               AUTOMOBILES & COMPONENTS - 0.42%
          48   BorgWarner ..................................   $           1,935
                                                               -----------------
               CAPITAL GOODS - 19.00%
          39   AGCO * ......................................               2,334
         189   AMETEK ......................................               9,046
         142   Cummins .....................................               9,420
         172   Dover .......................................               8,536
          75   Eaton .......................................               5,328
         211   EMCOR Group * ...............................               6,355
          52   Flowserve ...................................               6,934
          74   Fluor .......................................               6,020
          88   Goodrich ....................................               4,324
          75   Jacobs Engineering Group * ..................               5,800
         107   L-3 Communications Holdings .................              10,560
         110   Parker Hannifin .............................               6,785
          32   URS * .......................................               1,341
          85   Woodward Governor ...........................               3,825
                                                               -----------------
                                                                          86,608
                                                               -----------------
               COMMERCIAL SERVICES & SUPPLIES - 1.17%
          22   Copart * ....................................                 965
          75   Watson Wyatt Worldwide, Class A .............               4,346
                                                               -----------------
                                                                           5,311
                                                               -----------------
               CONSUMER DURABLES & APPAREL - 0.63%
         235   Pulte Homes .................................               2,869
                                                               -----------------
               CONSUMER SERVICES - 3.99%
          78   Apollo Group, Class A * .....................               4,859
          35   DeVry .......................................               1,988
         467   H&R Block ...................................              11,362
                                                               -----------------
                                                                          18,209
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               ENERGY - 13.60%
         154   Cimarex Energy ..............................   $           8,025
         238   Denbury Resources * .........................               6,697
          50   Dresser-Rand Group * ........................               1,905
          82   ENSCO International .........................               5,669
          51   FMC Technologies * ..........................               3,151
          57   Forest Oil * ................................               3,251
          31   Hess ........................................               3,143
          98   Murphy Oil ..................................               7,814
          44   National-Oilwell Varco * ....................               3,460
         104   Noble .......................................               5,394
          33   Smith International .........................               2,455
          38   Superior Energy Services * ..................               1,802
         104   Unit * ......................................               7,025
          50   W&T Offshore ................................               2,213
                                                               -----------------
                                                                          62,004
                                                               -----------------
               FOOD, BEVERAGE & TOBACCO - 3.73%
          47   Bunge .......................................               4,649
         147   Fresh Del Monte Produce * ...................               3,099
         147   Molson Coors Brewing, Class B ...............               7,934
          56   PepsiAmericas ...............................               1,326
                                                               -----------------
                                                                          17,008
                                                               -----------------
               HEALTH CARE EQUIPMENT & SERVICES - 4.60%
          88   Express Scripts * ...........................               6,207
         184   Humana * ....................................               8,079
          71   Omnicare ....................................               2,090
          99   St. Jude Medical * ..........................               4,611
                                                               -----------------
                                                                          20,987
                                                               -----------------
               MATERIALS - 10.13%
          55   Air Products and Chemicals ..................               5,237
          97   AK Steel Holding ............................               6,159
         223   Celanese, Series A ..........................               8,592
          45   CF Industries Holdings ......................               7,356
         131   Owens-Illinois * ............................               5,533
         232   Steel Dynamics ..............................               7,350
          37   United States Steel .........................               5,933
                                                               -----------------
                                                                          46,160
                                                               -----------------
               PHARMACEUTICALS & BIOTECHNOLOGY - 7.02%
          72   Applied Biosystems ..........................               2,659
          38   Charles River Laboratories International * ..               2,525
          92   Invitrogen * ................................               4,080
         327   King Pharmaceuticals * ......................               3,764
         175   PerkinElmer .................................               5,093
         109   Pharmaceutical Product Development ..........               4,157
         161   Thermo Fisher Scientific * ..................               9,744
                                                               -----------------
                                                                          32,022
                                                               -----------------
               REAL ESTATE - 0.51%
         155   Annaly Capital Management, REIT .............               2,336
                                                               -----------------
               RETAILING - 3.83%
          52   Advance Auto Parts ..........................               2,137
         120   Dollar Tree * ...............................               4,500
          81   GameStop, Class A * .........................               3,281
          81   Ross Stores .................................               3,075
         132   TJX .........................................               4,450
                                                               -----------------
                                                                          17,443
                                                               -----------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

CLARIVEST MID CAP GROWTH FUND                                      JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT - 1.49%
         509   Amkor Technology * ..........................   $           4,459
         204   NVIDIA * ....................................               2,334
                                                               -----------------
                                                                           6,793
                                                               -----------------
               SOFTWARE & SERVICES - 12.63%
         259   Activision Blizzard * .......................               9,319
          96   Affiliated Computer Services, Class A * .....               4,627
         148   Alliance Data Systems * .....................               9,494
         119   BMC Software * ..............................               3,914
          79   Broadridge Financial Solutions ..............               1,635
         120   CA ..........................................               2,863
          94   Computer Sciences * .........................               4,453
         510   Compuware * .................................               5,610
          83   Hewitt Associates, Class A * ................               3,059
         390   SAIC * ......................................               7,367
          14   Salesforce.com * ............................                 893
         129   Sybase * ....................................               4,336
                                                               -----------------
                                                                          57,570
                                                               -----------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 4.25%
          77   Amphenol, Class A ...........................               3,671
          87   Arrow Electronics * .........................               2,803
         102   Avnet Inc * .................................               2,781
         309   Jabil Circuit ...............................               5,024
         177   Western Digital * ...........................               5,096
                                                               -----------------
                                                                          19,375
                                                               -----------------
               TELECOMMUNICATION SERVICES - 2.01%
         247   CenturyTel ..................................               9,186
                                                               -----------------
               TRANSPORTATION - 2.60%
          33   Burlington Northern Santa Fe ................               3,436
         176   Kirby * .....................................               8,399
                                                               -----------------
                                                                          11,835
                                                               -----------------
               UTILITIES - 4.96%
          33   Energen .....................................               1,987
          54   MDU Resources Group .........................               1,723
         102   National Fuel Gas ...........................               5,079
          83   PPL .........................................               3,898
         143   Questar .....................................               7,562
          87   UGI .........................................               2,354
                                                               -----------------
                                                                          22,603
                                                               -----------------
               TOTAL COMMON STOCKS
                  (Cost $451,333) ..........................             440,254
                                                               -----------------
EXCHANGE TRADED FUND - 2.36%
         212   iShares Russell Midcap Growth Index Fund ....              10,772
                                                               -----------------
               TOTAL EXCHANGE TRADED FUND
                  (Cost $11,214) ...........................              10,772
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

INVESTMENT COMPANY - 2.24%
      10,180   BlackRock Liquidity Funds
                  TempCash Portfolio ......................    $          10,180
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $10,180) ..........................              10,180
                                                               -----------------
TOTAL INVESTMENTS - 101.17%
   (Cost $472,727)** ......................................             461,206
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - (1.17)% ................              (5,312)
                                                               -----------------
NET ASSETS - 100.00% ......................................    $        455,894
                                                               =================


----------
*    Non-income producing security.

** At July 31, 2008, cost is identical for book and Federal income tax purposes.



     Gross unrealized appreciation ........................    $         25,054
     Gross unrealized depreciation ........................             (36,575)
                                                               -----------------
     Net unrealized depreciation ..........................    $        (11,521)
                                                               =================


REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

CARDINAL MID CAP VALUE FUND                                        JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)



CASH & NET OTHER ASSETS AND LIABILITIES    2%
SOFTWARE & SERVICES                       26%
HEALTH CARE EQUIPMENT & SERVICES          13%
DIVERSIFIED FINANCIALS                     9%
INSURANCE                                  8%
MATERIALS                                  8%
ENERGY                                     7%
COMMERCIAL SERVICES & SUPPLIES             6%
TELECOMMUNICATION SERVICES                 5%
OTHER COMMON STOCKS                       16%


% OF TOTAL NET ASSETS



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

COMMON STOCKS - 97.85%
               CAPITAL GOODS - 3.08%
         100   Alliant Techsystems *........................   $           9,899
         100   L-3 Communications Holdings..................               9,869
         200   Teledyne Technologies *                                    12,580
                                                               -----------------
                                                                          32,348
                                                               -----------------
               COMMERCIAL SERVICES & SUPPLIES - 6.21%
         641   Equifax......................................              22,493
         946   RR Donnelley & Sons..........................              25,258
         300   Watson Wyatt Worldwide, Class A..............              17,382
                                                               -----------------
                                                                          65,133
                                                               -----------------
               CONSUMER DURABLES & APPAREL - 1.80%
         425   Stanley Works................................              18,904
                                                               -----------------
               CONSUMER SERVICES - 3.46%
       1,079   Speedway Motorsports.........................              20,835
         675   Wendy's International........................              15,491
                                                               -----------------
                                                                          36,326
                                                               -----------------
               DIVERSIFIED FINANCIALS - 8.80%
         373   Affiliated Managers Group *..................              32,227
         517   Cash America International...................              21,797
         806   Investment Technology Group *................              23,970
       1,326   Nelnet, Class A..............................              14,294
                                                               -----------------
                                                                          92,288
                                                               -----------------
               ENERGY - 6.98%
        429O   ceaneering International *...................              26,015
         340   Pioneer Natural Resources....................              20,213
         360   Plains Exploration & Production *............              20,149
         140   SandRidge Energy *...........................               6,845
                                                               -----------------
                                                                          73,222
                                                               -----------------
               FOOD, BEVERAGE & TOBACCO - 0.46%
         100   Smucker (J.M.)...............................               4,874
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               HEALTH CARE EQUIPMENT & SERVICES - 13.04%
         650   Coventry Health Care *.......................   $          22,990
         211   Henry Schein *...............................              11,301
       1,278   IMS Health...................................              26,710
         517   Laboratory Corp of America
                  Holdings *................................              34,939
         376   Quest Diagnostics............................              19,988
         455   West Pharmaceutical Services.................              20,894
                                                               -----------------
                                                                         136,822
                                                               -----------------
               INSURANCE - 7.79%
         451   Gallagher (Arthur J.)........................              11,469
         708   Hilb Rogal and Hobbs.........................              30,692
       1,266   Willis Group Holdings........................              39,588
                                                               -----------------
                                                                          81,749
                                                               -----------------
               MATERIALS - 7.75%
         737   Carpenter Technology.........................              28,522
         592   H.B. Fuller..................................              14,800
         720   Silgan Holdings..............................              38,030
                                                               -----------------
                                                                          81,352
                                                               -----------------
               MEDIA - 4.53%
         400   Interactive Data.............................              11,520
         602   Scholastic...................................              15,526
       1,824   Virgin Media.................................              20,465
                                                               -----------------
                                                                          47,511
                                                               -----------------
               RETAILING - 2.48%
       1,089   American Eagle Outfitters....................              15,246
         453   Barnes & Noble...............................              10,718
                                                               -----------------
                                                                          25,964
                                                               -----------------
               SOFTWARE & SERVICES - 26.31%
       1,399   Check Point Software Technologies *..........              31,939
       2,076   Convergys *..................................              26,365
         600   Fair Isaac...................................              13,356
         426   Fiserv *.....................................              20,371
         610   Hewitt Associates *..........................              22,479
         910   Intuit *.....................................              24,870
       2,400   Novell *.....................................              13,368
       1,751   Progress Software *..........................              51,532
         596   Sybase *.....................................              20,032
         750   TeleTech Holdings *..........................              10,200
         931   VeriFone Holdings *..........................              13,928
       1,000   Western Union................................              27,640
                                                               -----------------
                                                                         276,080
                                                               -----------------
               TELECOMMUNICATION SERVICES - 5.16%
       2,566   Frontier Communications......................              29,663
       2,053   Windstream...................................              24,472
                                                               -----------------
                                                                          54,135
                                                               -----------------
               TOTAL COMMON STOCKS
                  (Cost $1,174,061).........................           1,026,708
                                                               -----------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

CARDINAL MID CAP VALUE FUND                                        JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

INVESTMENT COMPANY - 2.96%
      31,031   BlackRock Liquidity Funds
                  TempCash Portfolio........................   $          31,031
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $31,031)............................             31,031
                                                               -----------------
TOTAL INVESTMENTS - 100.81%
    (Cost $1,205,092)**.....................................          1,057,739
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - (0.81)%..................             (8,504)
                                                               -----------------
NET ASSETS - 100.00%........................................   $      1,049,235
                                                               =================


----------
*    Non-income producing security.

** At July 31, 2008, cost is identical for book and Federal income tax purposes.



Gross unrealized appreciation...............................   $        27,726
Gross unrealized depreciation...............................          (175,079)
                                                               ----------------
Net unrealized depreciation.................................   $      (147,353)
                                                               ================


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

RIVER ROAD SMALL-MID CAP FUND                                      JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)



FOOD, BEVERAGE & TOBACCO                   5%
CASH & NET OTHER ASSETS AND LIABILITIES    5%
OTHER COMMON STOCKS                       27%
ENERGY                                    17%
RETAILING                                 11%
COMMERCIAL SERVICES & SUPPLIES             8%
MATERIALS                                  8%
FOOD & STAPLES RETAILING                   7%
TECHNOLOGY HARDWARE & EQUIPMENT            7%
CAPITAL GOODS                              5%


% OF TOTAL NET ASSETS



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

COMMON STOCKS - 95.65%
               AUTOMOBILES & COMPONENTS - 1.33%
      34,020   Autoliv .....................................   $       1,328,141
                                                               -----------------
               BANKS - 3.30%
      18,220   Associated Banc-Corp ........................             304,092
      40,995   Commerce Bancshares .........................           1,788,612
      12,400   First Midwest Bancorp .......................             254,572
      45,540   Whitney Holding .............................             936,302
                                                               -----------------
                                                                       3,283,578
                                                               -----------------
               CAPITAL GOODS - 5.38%
      70,290   Houston Wire & Cable ........................           1,383,307
      11,820   NACCO Industries, Class A ...................           1,193,820
      72,020   Pike Electric * .............................           1,281,956
      12,440   Thomas & Betts Corp * .......................             514,767
      60,723   United Rentals * ............................             982,498
                                                               -----------------
                                                                       5,356,348
                                                               -----------------
               COMMERCIAL SERVICES & SUPPLIES - 8.15%
      55,390   Bowne & Co. .................................             716,193
      44,940   Brink's .....................................           3,099,062
      17,925   Consolidated Graphics * .....................             600,487
      50,690   Equifax .....................................           1,778,712
      19,715   Korn/Ferry International * ..................             345,012
       6,080   Republic Services ...........................             197,600
      57,720   TrueBlue * ..................................             871,572
      16,725   Viad ........................................             509,778
                                                               -----------------
                                                                       8,118,416
                                                               -----------------
               CONSUMER DURABLES & APPAREL - 1.98%
      10,050   American Greetings, Class A .................             148,941
      39,480   Callaway Golf ...............................             500,606
      28,430   JAKKS Pacific * .............................             624,891
      15,450   UniFirst ....................................             691,696
                                                               -----------------
                                                                       1,966,134
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               CONSUMER SERVICES - 3.21%
      41,105   Benihana, Class A * .........................   $         274,170
      47,180   CBRL Group ..................................           1,140,341
      42,470   Papa John's International * .................           1,201,476
      20,620   Regis .......................................             577,154
                                                               -----------------
                                                                       3,193,141
                                                               -----------------
               DIVERSIFIED FINANCIALS - 0.85%
     17,280O   ppenheimer Holdings, Class A ................             514,598
       3,020   Student Loan ................................             328,969
                                                               -----------------
                                                                         843,567
                                                               -----------------
               ENERGY - 16.91%
       6,700   Bristow Group * .............................             301,433
      76,900   Cal Dive International * ....................             823,599
      46,830   Cimarex Energy ..............................           2,440,311
      10,120   Complete Production Services * ..............             322,221
      36,595   Encore Acquisition * ........................           2,264,133
      40,020   Frontier Oil ................................             730,365
     116,530   Gulfport Energy * ...........................           1,680,363
      83,270   Helix Energy Solutions Group * ..............           2,658,811
      10,800   Helmerich & Payne ...........................             638,604
      26,590   Petroleum Development * .....................           1,470,693
      10,810   SEACOR Holdings * ...........................             904,473
      45,590   Swift Energy * ..............................           2,316,884
      39,120   Vantage Drilling * ..........................             283,620
                                                               -----------------
                                                                      16,835,510
                                                               -----------------
               FOOD & STAPLES RETAILING - 7.08%
     137,463   Casey's General Stores ......................           3,381,590
      76,330   Ruddick .....................................           2,363,177
      31,000   Village Super Market, Class A ...............           1,309,750
                                                               -----------------
                                                                       7,054,517
                                                               -----------------
               FOOD, BEVERAGE & TOBACCO - 5.02%
      38,656   American Dairy * ............................             433,334
      11,860   Coca-Cola Bottling ..........................             398,852
      56,900   Industrias Bachoco, SP ADR ..................           1,604,011
      52,877   J & J Snack Foods ...........................           1,674,615
     113,930   National Beverage ...........................             887,515
                                                               -----------------
                                                                       4,998,327
                                                               -----------------
               HEALTH CARE EQUIPMENT & SERVICES - 4.40%
      27,230   Chemed ......................................           1,165,444
      33,230   Health Net * ................................             929,111
       5,590   STERIS ......................................             191,010
      34,570   Universal Health Services, Class B ..........           2,095,633
                                                               -----------------
                                                                       4,381,198
                                                               -----------------
               INSURANCE - 4.40%
       3,255   Alleghany * .................................           1,026,204
      19,375   Max Capital Group ...........................             454,731
      14,260   Navigators Group * ..........................             678,206
      16,930   PartnerRe ...................................           1,190,518
       9,240   Unitrin .....................................             254,932
      22,660   Zenith National Insurance ...................             779,731
                                                               -----------------
                                                                       4,384,322
                                                               -----------------
               MATERIALS - 8.12%
      24,840   Airgas ......................................           1,422,835
      88,740   AptarGroup ..................................           3,434,238
     112,370   Glatfelter ..................................           1,642,849
      45,130   Horsehead Holding * .........................             550,586
      43,010   Pactiv, Class A * ...........................           1,036,971
                                                               -----------------
                                                                       8,087,479
                                                               -----------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

RIVER ROAD SMALL-MID CAP FUND                                      JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               PHARMACEUTICALS & BIOTECHNOLOGY - 0.67%
      28,960   Endo Pharmaceuticals Holdings * .............   $         670,424
                                                               -----------------
               REAL ESTATE - 0.48%
      28,480   FirstService * ..............................             474,477
                                                               -----------------
               RETAILING - 10.88%
      36,550   Asbury Automotive Group .....................             362,210
      24,020   Bank (Jos. A.) Clothiers * ..................             538,048
      56,920   Barnes & Noble ..............................           1,346,727
      81,060   Dollar Tree * ...............................           3,039,750
      48,720   Dress Barn * ................................             785,854
     114,250   Fred's, Class A .............................           1,469,255
      70,340   PetSmart ....................................           1,597,421
      80,110   Rent-A-Center * .............................           1,698,332
                                                               -----------------
                                                                      10,837,597
                                                               -----------------
               SOFTWARE & SERVICES - 0.75%
      20,129   Cass Information Systems ....................             741,351
                                                               -----------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 6.83%
      37,940   Agilysys ....................................             455,280
      11,290   Anixter International * .....................             768,059
      21,910   Bel Fuse, Class B ...........................             621,368
     106,310   Brightpoint * ...............................             732,476
     178,700   Ingram Micro, Class A * .....................           3,293,441
      31,460   Intevac * ...................................             335,049
      51,710   Ituran Location and Control .................             599,319
                                                               -----------------
                                                                       6,804,992
                                                               -----------------
               TRANSPORTATION - 1.80%
      23,230   Allegiant Travel * ..........................             573,316
      26,415   AMERCO * ....................................           1,216,675
                                                               -----------------
                                                                       1,789,991
                                                               -----------------
               UTILITIES - 4.11%
      24,275   ALLETE ......................................           1,033,144
      17,010   Integrys Energy Group .......................             868,531
      50,796   Portland General Electric ...................           1,193,198
      38,502   SJW .........................................             997,587
                                                               -----------------
                                                                       4,092,460
                                                               -----------------
               TOTAL COMMON STOCKS
                  (Cost $96,938,478) .......................          95,241,970
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

INVESTMENT COMPANY - 6.65%
   6,625,928   BlackRock Liquidity Funds
                  TempFund Portfolio .......................   $       6,625,928
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $6,625,928) ........................          6,625,928
                                                               -----------------
TOTAL INVESTMENTS - 102.30%
   (Cost $103,564,406)** ...................................        101,867,898
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - (2.30)% .................         (2,289,201)
                                                               -----------------
NET ASSETS - 100.00% .......................................   $     99,578,697
                                                               =================


----------
*    Non-income producing security.

** At July 31, 2008, cost is identical for book and Federal income tax purposes.



Gross unrealized appreciation ..............................   $      5,527,373
Gross unrealized depreciation ..............................         (7,223,881)
                                                               -----------------
Net unrealized depreciation ................................   $     (1,696,508)
                                                               =================


SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

VEREDUS AGGRESSIVE GROWTH FUND                                     JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)



HEALTH CARE EQUIPMENT & SERVICES           3%
CASH & NET OTHER ASSETS AND LIABILITIES    2%
OTHER COMMON STOCKS                       11%
CAPITAL GOODS                             28%
ENERGY                                    18%
SOFTWARE & SERVICES                       16%
RETAILING                                  7%
PHARMACEUTICALS & BIOTECHNOLOGY            8%
TECHNOLOGY HARDWARE & EQUIPMENT            3%
COMMERCIAL SERVICES & SUPPLIES             4%


% OF TOTAL NET ASSETS



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

COMMON STOCKS - 98.46%
               AUTOMOBILES & COMPONENTS - 1.92%
     122,275   Exide Technologies * ........................   $       1,931,945
                                                               -----------------
               CAPITAL GOODS - 28.28%
      58,800   Aerovironment * .............................           1,918,644
      93,600   American Superconductor * ...................           3,696,264
      44,350   Axsys Technologies * ........................           3,257,064
      29,200   Bucyrus International, Class A ..............           2,044,292
      18,350   Curtiss-Wright ..............................             965,944
     112,550   EMCor Group * ...............................           3,390,006
     138,775   JA Solar Holdings, ADR * ....................           2,105,217
      45,750   Layne Christensen * .........................           2,089,403
      75,775   Perini * ....................................           2,073,204
      40,050   Polypore International * ....................           1,047,308
      29,448   URS * .......................................           1,234,460
      13,885   Valmont Industries ..........................           1,484,445
      70,375   Woodward Governor ...........................           3,166,875
                                                               -----------------
                                                                      28,473,126
                                                               -----------------
               COMMERCIAL SERVICES & SUPPLIES - 3.70%
      35,900   FTI Consulting * ............................           2,554,644
      48,125   Metalico * ..................................             741,125
       7,450   Watson Wyatt Worldwide, Class A .............             431,653
                                                               -----------------
                                                                       3,727,422
                                                               -----------------
               CONSUMER DURABLES & APPAREL - 2.02%
      48,575   Warnaco Group * .............................           2,037,721
                                                               -----------------
               CONSUMER SERVICES - 1.46%
      15,300   American Public Education * .................             695,079
      15,475   Panera Bread, Class A * (a) .................             775,298
                                                               -----------------
                                                                       1,470,377
                                                               -----------------
               ENERGY - 17.93%
      46,850   Bill Barrett * ..............................           1,927,409
      28,800   Bristow Group * .............................           1,295,712
      29,425   Carrizo Oil & Gas * .........................           1,481,255
      30,475   Foundation Coal Holdings ....................           1,810,215
      35,600   GulfMark Offshore * .........................           1,786,408
      56,400   Hornbeck Offshore Services * ................           2,514,312




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               ENERGY (CONTINUED)
      10,325   Natural Gas Services Group * ................   $         264,940
      19,300   Oil States International * ..................           1,059,184
      52,150   PetroQuest Energy * .........................           1,088,371
      60,325   Trico Marine Services * .....................           1,539,494
      87,425   Willbros Group * ............................           3,285,432
                                                               -----------------
                                                                      18,052,732
                                                               -----------------
               HEALTH CARE EQUIPMENT & SERVICES - 2.86%
      76,250   Masimo * ....................................           2,879,963
                                                               -----------------
               MATERIALS - 2.56%
      18,375   Innophos Holdings ...........................             539,674
      47,150   Koppers Holdings ............................           2,037,352
                                                               -----------------
                                                                       2,577,026
                                                               -----------------
               PHARMACEUTICALS & BIOTECHNOLOGY - 7.62%
      40,500   eResearchTechnology * .......................             589,680
      40,825   Illumina * ..................................           3,806,523
      40,950   Martek Biosciences * ........................           1,540,130
      23,350   Myriad Genetics * ...........................           1,552,775
       6,175   PAREXEL International * (a) .................             180,495
                                                               -----------------
                                                                       7,669,603
                                                               -----------------
               RETAILING - 7.04%
      44,975   Buckle ......................................           2,314,863
      51,100   Guess? ......................................           1,618,337
      27,425   Priceline.com * .............................           3,152,504
                                                               -----------------
                                                                       7,085,704
                                                               -----------------
               SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT - 2.35%
     121,100   AuthenTec * .................................             925,204
      66,050   Monolithic Power Systems * ..................           1,436,588
                                                               -----------------
                                                                       2,361,792
                                                               -----------------
               SOFTWARE & SERVICES - 16.30%
     129,850   Aspen Technology * ..........................           1,727,005
      73,300   Concur Technologies * .......................           3,021,426
      18,900   ManTech International, Class A * ............           1,055,376
      46,750   Sohu.com * ..................................           3,528,690
     123,800   Solera Holdings * ...........................           3,588,962
      56,625   Syntel ......................................           1,865,794
      86,900   Taleo, Class A * ............................           1,628,507
                                                               -----------------
                                                                      16,415,760
                                                               -----------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 3.39%
      68,800   Multi-Fineline Electronix * .................           1,835,584
     120,200   Starent Networks * ..........................           1,574,620
                                                               -----------------
                                                                       3,410,204
                                                               -----------------
               TELECOMMUNICATION SERVICES - 1.03%
      64,100   Syniverse Holdings * ........................           1,038,413
                                                               -----------------
               TOTAL COMMON STOCKS
                  (Cost $94,461,887) .......................          99,131,788
                                                               -----------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

VEREDUS AGGRESSIVE GROWTH FUND                                     JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

INVESTMENT COMPANY - 3.74%
   3,768,770   BlackRock Liquidity Funds
                  TempCash Portfolio .......................   $       3,768,770
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $3,768,770) ........................          3,768,770
                                                               -----------------
TOTAL INVESTMENTS - 102.20%
   (Cost $98,230,657)** ....................................        102,900,558
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - (2.20)% .................         (2,216,459)
                                                               -----------------
NET ASSETS - 100.00% .......................................   $    100,684,099
                                                               =================


----------
*    Non-income producing security.

** At July 31, 2008, cost is identical for book and Federal income tax purposes.



Gross unrealized appreciation ...                               $    11,700,291
Gross unrealized depreciation ...                                    (7,030,390)
                                                                ----------------
Net unrealized appreciation .....                               $     4,669,901
                                                                ================


(a) Securities with a total aggregate market value of $955,793 or 0.95% of the net assets, were valued under the fair value procedures established by the Funds' Board of Trustees.

ADR  American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

TAMRO SMALL CAP FUND                                               JULY 31, 2008
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE-CHART)



CASH & NET OTHER ASSETS AND LIABILITIES    6%
OTHER COMMON STOCKS                       30%
SOFTWARE & SERVICES                       12%
DIVERSIFIED FINANCIALS                    11%
CAPITAL GOODS                              9%
FOOD, BEVERAGE & TOBACCO                   7%
CONSUMER SERVICES                          7%
ENERGY                                     6%
TECHNOLOGY HARDWARE & EQUIPMENT            6%
HEALTH CARE EQUIPMENT & SERVICES           6%


% OF TOTAL NET ASSETS



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

COMMON STOCKS - 94.09%
               BANKS - 3.66%
     247,520   Bank of the Ozarks ..........................   $       5,074,160
     224,875   Glacier Bancorp .............................           4,873,041
     195,790   Wilmington Trust ............................           4,614,770
                                                               -----------------
                                                                      14,561,971
                                                               -----------------
               CAPITAL GOODS - 8.61%
     402,315   Argon ST * ..................................           9,969,366
     255,565   Baldor Electric .............................           8,701,988
     119,160   General Cable * .............................           6,867,191
     142,535   Teleflex ....................................           8,740,246
                                                               -----------------
                                                                      34,278,791
                                                               -----------------
               COMMERCIAL SERVICES & SUPPLIES - 4.18%
     361,315   Acco Brands * ...............................           3,096,469
     633,443   Steelcase, Class A ..........................           6,309,092
     124,910   Watson Wyatt Worldwide, Class A .............           7,237,285
                                                               -----------------
                                                                      16,642,846
                                                               -----------------
               CONSUMER DURABLES & APPAREL - 1.67%
     402,315   Carter's * ..................................           6,650,267
                                                               -----------------
               CONSUMER SERVICES - 6.81%
     322,235   Bob Evans Farms .............................           9,228,810
     767,300   Corinthian Colleges * .......................          12,084,975
     143,660   Vail Resorts * ..............................           5,800,991
                                                               -----------------
                                                                      27,114,776
                                                               -----------------
               DIVERSIFIED FINANCIALS - 11.20%
     543,971   Calamos Asset Management, Class A ...........          11,129,647
     187,406   GAMCO Investors .............................           8,380,796
     128,735   KBW * .......................................           3,401,179
     706,675   Knight Capital Group * ......................          11,582,403
     349,055   Raymond James Financial .....................          10,087,689
                                                               -----------------
                                                                      44,581,714
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               ENERGY - 6.29%
     251,727   Holly .......................................   $       7,194,358
     108,435   MarkWest Energy Partners LP .................           3,583,777
      50,655   Whiting Petroleum * .........................           4,744,854
     253,608   Willbros Group * ............................           9,530,589
                                                               -----------------
                                                                      25,053,578
                                                               -----------------
               FOOD & STAPLES RETAILING - 1.89%
     391,585   United Natural Foods * ......................           7,526,264
                                                               -----------------
               FOOD, BEVERAGE & TOBACCO - 7.48%
     370,510   Hain Celestial Group * ......................           9,685,131
     334,920   Lance .......................................           6,162,528
   1,182,033   SunOpta * ...................................           6,276,595
     283,535   TreeHouse Foods * ...........................           7,683,799
                                                               -----------------
                                                                      29,808,053
                                                               -----------------
               HEALTH CARE EQUIPMENT & SERVICES - 5.69%
     407,680   AMN Healthcare Services * ...................           7,705,152
     115,715   Analogic ....................................           8,468,024
     295,029   Eclipsys * ..................................           6,505,389
                                                               -----------------
                                                                      22,678,565
                                                               -----------------
               HOUSEHOLD & PERSONAL PRODUCTS - 3.39%
     237,175   NBTY * ......................................           8,180,166
     535,039   Prestige Brands Holdings * ..................           5,307,587
                                                               -----------------
                                                                      13,487,753
                                                               -----------------
               PHARMACEUTICALS & BIOTECHNOLOGY - 4.61%
     246,829   Perrigo .....................................           8,695,786
      85,215   United Therapeutics * .......................           9,662,529
                                                               -----------------
                                                                      18,358,315
                                                               -----------------
               REAL ESTATE - 4.33%
     559,790   Lexington Realty Trust, REIT ................           8,060,976
     268,288   Washington, REIT ............................           9,191,547
                                                               -----------------
                                                                      17,252,523
                                                               -----------------
               RETAILING - 5.27%
     296,460   Aaron Rents .................................           8,143,756
     167,055   Blue Nile * .................................           6,434,959
     139,040   PetMed Express * ............................           2,016,080
   1,182,588   Pier 1 Imports * ............................           4,375,576
                                                               -----------------
                                                                      20,970,371
                                                               -----------------
               SOFTWARE & SERVICES - 11.96%
     824,874   FalconStor Software * .......................           5,699,879
     177,882   ManTech International, Class A * ............           9,932,931
     280,760   Quality Systems .............................           9,222,966
     433,650   RightNow Technologies * .....................           6,977,428
   1,735,294   Safeguard Scientifics * .....................           2,342,647
     126,700   Take-Two Interactive Software * .............           2,888,760
     424,535   THQ * .......................................           6,444,441
     500,875   TIBCO Software * ............................           4,112,184
                                                               -----------------
                                                                      47,621,236
                                                               -----------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 5.75%
     197,970   F5 Networks * ...............................           5,770,825
     495,675   L-1 Identity Solutions * ....................           6,676,742
     543,015   Riverbed Technology * .......................           8,617,648
     248,973   SeaChange International * ...................           1,847,380
                                                               -----------------
                                                                      22,912,595
                                                               -----------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

TAMRO SMALL CAP FUND                                               JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               TELECOMMUNICATION SERVICES - 1.30%
     300,700   Cbeyond * ...................................   $       5,166,026
                                                               -----------------
               TOTAL COMMON STOCKS
                  (Cost $353,299,220) ......................         374,665,644
                                                               -----------------
INVESTMENT COMPANY - 5.34%
   21,237,659  BlackRock Liquidity Funds
                  TempCash Portfolio .......................          21,237,659
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $21,237,659) .......................          21,237,659
                                                               -----------------
TOTAL INVESTMENTS - 99.43%
   (Cost $374,536,879)** ...................................         395,903,303
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - 0.57% ...................           2,286,119
                                                               -----------------
NET ASSETS - 100.00% .......................................   $     398,189,422
                                                               =================


----------
*    Non-income producing security.

** At July 31, 2008, cost is identical for book and Federal income tax purposes.



Gross unrealized appreciation ..............................   $     54,282,334
Gross unrealized depreciation ..............................        (32,915,910)
                                                               -----------------
Net unrealized appreciation ................................   $     21,366,424
                                                               =================


REIT Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds
RIVER ROAD SMALL CAP VALUE FUND                                    JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE-CHART)



CASH & NET OTHER ASSETS AND LIABILITIES    6%
OTHER COMMON STOCKS                       26%
ENERGY                                    13%
RETAILING                                 10%
FOOD, BEVERAGE & TOBACCO                   9%
COMMERCIAL SERVICES & SUPPLIES             8%
FOOD & STAPLES RETAILING                   8%
MATERIALS                                  7%
TECHNOLOGY HARDWARE & EQUIPMENT            7%
CAPITAL GOODS                              6%


% OF TOTAL NET ASSETS



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

COMMON STOCKS - 94.04%
               BANKS - 1.22%
      25,770   Associated Banc-Corp ........................   $         430,101
      21,010   First Midwest Bancorp .......................             431,335
     131,930   Whitney Holding .............................           2,712,481
                                                               -----------------
                                                                       3,573,917
                                                               -----------------
               CAPITAL GOODS - 6.10%
      62,300   Chase .......................................           1,152,550
     263,893   Houston Wire & Cable ........................           5,193,414
      18,490   Lawson Products .............................             542,127
      33,059   NACCO Industries, Class A ...................           3,338,959
     246,800   Pike Electric * .............................           4,393,040
     344,800   RSC Holdings * ..............................           3,285,944
                                                               -----------------
                                                                      17,906,034
                                                               -----------------
               COMMERCIAL SERVICES & SUPPLIES - 8.38%
     218,962   Bowne & Co. .................................           2,831,179
     124,680   Brink's .....................................           8,597,933
      55,940   Consolidated Graphics * .....................           1,873,990
     119,490   Korn/Ferry International * ..................           2,091,075
     126,990   LECG * ......................................           1,052,747
     238,120   TrueBlue * ..................................           3,595,612
      48,070   Viad ........................................           1,465,174
     598,100   WCA Waste * .................................           3,074,234
                                                               -----------------
                                                                      24,581,944
                                                               -----------------
               CONSUMER DURABLES & APPAREL - 3.27%
      29,750   American Greetings, Class A .................             440,895
      89,760   Callaway Golf ...............................           1,138,157
     171,554   Hampshire Group * ...........................           1,029,324
     137,710   JAKKS Pacific * .............................           3,026,866
     136,260   Lazare Kaplan International * ...............           1,182,056
      61,920   UniFirst ....................................           2,772,158
                                                               -----------------
                                                                       9,589,456
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               CONSUMER SERVICES - 5.96%
     196,470   Benihana, Class A * .........................   $       1,310,455
     133,960   CBRL Group ..................................           3,237,813
     112,052   Frisch's Restaurants ........................           2,356,454
     499,688   Mac-Gray * ..................................           5,501,565
      67,904   Nathan's Famous * ...........................             994,115
     126,660   Papa John's International * .................           3,583,211
      10,580   Regis .......................................             296,134
      43,934   Ruth's Chris Steak House * ..................             209,565
                                                               -----------------
                                                                      17,489,312
                                                               -----------------
               DIVERSIFIED FINANCIALS - 3.45%
     138,710   FBR Capital Markets * .......................             793,421
     516,769   Medallion Financial .........................           5,105,678
     104,960   Oppenheimer Holdings, Class A ...............           3,125,709
      24,680   Prospect Capital ............................             325,776
       7,040   Student Loan ................................             766,867
                                                               -----------------
                                                                      10,117,451
                                                               -----------------
               ENERGY - 13.28%
       6,560   Bristow Group * .............................             295,134
     306,330   Cal Dive International * ....................           3,280,794
      46,980   Complete Production Services * ..............           1,495,843
      70,407   Eastern American Natural Gas Trust ..........           1,893,948
     126,640   Encore Acquisition * ........................           7,835,217
     661,599   Evolution Petroleum * .......................           3,347,691
      81,650   Frontier Oil ................................           1,490,113
     257,108   Gulfport Energy * ...........................           3,707,497
     210,726   HKN * .......................................           1,898,641
      87,590   Petroleum Development * .....................           4,844,603
     117,870   Swift Energy * ..............................           5,990,153
     140,420   TGC Industries * ............................           1,133,189
     242,930   Vantage Drilling * ..........................           1,761,243
                                                               -----------------
                                                                      38,974,066
                                                               -----------------
               FOOD & STAPLES RETAILING - 8.11%
     443,520   Casey's General Stores ......................          10,910,592
     255,100   Ruddick .....................................           7,897,896
     117,939   Village Super Market, Class A ...............           4,982,923
                                                               -----------------
                                                                      23,791,411
                                                               -----------------
               FOOD, BEVERAGE & TOBACCO - 9.42%
     167,361   American Dairy * ............................           1,876,117
      96,209   Coca-Cola Bottling ..........................           3,235,509
     179,610   HQ Sustainable Maritime Industries * ........           2,776,771
     278,782   Industrias Bachoco, SP ADR ..................           7,858,865
     154,572   J & J Snack Foods ...........................           4,895,295
     392,877   National Beverage ...........................           3,060,512
     565,444   Zapata * ....................................           3,946,799
                                                               -----------------
                                                                      27,649,868
                                                               -----------------
               HEALTH CARE EQUIPMENT & SERVICES - 2.18%
      83,880   Chemed ......................................           3,590,064
      15,720   Chindex International * (a) .................             243,817
      68,280   Greatbatch * ................................           1,397,009
      33,560   Res-Care * ..................................             616,162
      16,520   STERIS ......................................             564,488
                                                               -----------------
                                                                       6,411,540
                                                               -----------------
               INSURANCE - 0.83%
      41,870   Navigators Group * ..........................           1,991,337
      16,280   Unitrin .....................................             449,165
                                                               -----------------
                                                                       2,440,502
                                                               -----------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

RIVER ROAD SMALL CAP VALUE FUND                                    JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               MATERIALS - 6.54%
     294,180   AptarGroup ..................................   $      11,384,766
      87,930   Flotek Industries * .........................           1,616,153
     297,080   Glatfelter ..................................           4,343,310
     150,350   Horsehead Holding * .........................           1,834,270
                                                               -----------------
                                                                      19,178,499
                                                               -----------------
               REAL ESTATE - 1.53%
     102,120   FirstService * ..............................           1,701,319
      27,309   Gyrodyne Company of America * ...............             901,197
      65,821   Maui Land & Pineapple * .....................           1,875,899
                                                               -----------------
                                                                       4,478,415
                                                               -----------------
               RETAILING - 10.06%
     105,440   Asbury Automotive Group .....................           1,044,910
     341,012   Audiovox, Class A * .........................           3,113,440
     112,310   Bank (Jos. A.) Clothiers * ..................           2,515,744
     158,590   Barnes & Noble ..............................           3,752,239
     124,720   Dollar Tree * ...............................           4,677,000
     160,930   Dress Barn * ................................           2,595,801
     422,350   Fred's, Class A .............................           5,431,421
     126,170   PetMed Express * ............................           1,829,465
     215,570   Rent-A-Center * .............................           4,570,084
                                                               -----------------
                                                                      29,530,104
                                                               -----------------
               SOFTWARE & SERVICES - 1.77%
     108,228   Cass Information Systems ....................           3,986,037
      38,840   Computer Services ...........................           1,211,808
                                                               -----------------
                                                                       5,197,845
                                                               -----------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 6.52%
     197,720   Agilysys ....................................           2,372,640
      93,890   Bel Fuse, Class B ...........................           2,662,720
     361,940   Brightpoint * ...............................           2,493,767
     206,750   Electro Rent ................................           2,832,475
     190,100   Ingram Micro, Class A * .....................           3,503,543
     152,140   Intevac * ...................................           1,620,291
     237,230   Ituran Location and Control .................           2,749,496
     420,880   Optimal Group, Class A * ....................             896,474
                                                               -----------------
                                                                      19,131,406
                                                               -----------------
               TRANSPORTATION - 2.19%
      86,060   Allegiant Travel * ..........................           2,123,961
      93,160   AMERCO * ....................................           4,290,950
                                                               -----------------
                                                                       6,414,911
                                                               -----------------
               UTILITIES - 3.23%
      55,750   ALLETE ......................................           2,372,720
     166,350   Portland General Electric ...................           3,907,562
     123,580   SJW .........................................           3,201,956
                                                               -----------------
                                                                       9,482,238
                                                               -----------------
               TOTAL COMMON STOCKS
                  (Cost $279,924,258) ......................         275,938,919
                                                               -----------------





                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

INVESTMENT COMPANY - 6.40%
  18,771,129   BlackRock Liquidity Funds
                  TempFund Portfolio .......................   $      18,771,129
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $18,771,129) .......................         18,771,129
                                                               -----------------
TOTAL INVESTMENTS - 100.44%
   (Cost $298,695,387)** ...................................        294,710,048
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - (0.44)% .................         (1,300,770)
                                                               -----------------
NET ASSETS - 100.00% .......................................   $    293,409,278
                                                               =================


----------
*    Non-income producing security.

** At July 31, 2008, cost is identical for book and Federal income tax purposes.



Gross unrealized appreciation ..............................   $     24,693,641
Gross unrealized depreciation ..............................        (28,678,980)
                                                               -----------------
Net unrealized depreciation ................................   $     (3,985,339)
                                                               =================


(a) Security with a total aggregate market value of $243,817 or 0.08% of the net assets, was valued under the fair value procedures established by the Funds' Board of Trustees.

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

NEPTUNE INTERNATIONAL FUND                                         JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)



CASH & NET OTHER ASSETS AND LIABILITIES    6%
MATERIALS                                 22%
ENERGY                                    19%
FOOD, BEVERAGE & TOBACCO                  13%
OTHER COMMON STOCK                         9%
PHARMACEUTICALS & BIOTECHNOLOGY            9%
TELECOMMUNICATION SERVICES                 7%
CONSUMER SERVICES                          5%
DIVERSIFIED FINANCIALS                     5%
INSURANCE                                  5%


% OF TOTAL NET ASSETS



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

COMMON STOCKS - 94.06%
               CHINA - 20.37%
     100,000   China Life Insurance (a) ....................   $         376,602
      35,000   China Mobile (a) ............................             467,606
     175,000   China Oilfield Services (a) .................             259,268
     165,000   CNOOC (a) ...................................             243,433
     200,000   Mandarin Oriental International .............             354,000
     350,000   PetroChina (a) ..............................             466,007
      40,000   Ping An Insurance (a) .......................             275,562
     110,000   Shangri-La Asia (a) .........................             234,860
                                                               -----------------
                                                                       2,677,338
                                                               -----------------
               GERMANY - 8.16%
       6,000   Bayer (a) ...................................             516,362
      10,000   ThyssenKrupp (a) ............................             556,393
                                                               -----------------
                                                                       1,072,755
                                                               -----------------
               JAPAN - 0.51%
       1,800   Komatsu (a) .................................              44,702
       4,300   Toray Industries (a) ........................              21,498
                                                               -----------------
                                                                          66,200
                                                               -----------------
               LUXEMBOURG - 2.11%
       3,000   Evraz Group, GDR ............................             277,688
                                                               -----------------
               NETHERLANDS - 4.57%
       5,000   Akzo Nobel (a) ..............................             285,925
      19,000   Reed Elsevier (a) ...........................             314,725
                                                               -----------------
                                                                         600,650
                                                               -----------------
               NORWAY - 3.78%
       7,000   Yara International (a) ......................             497,290
                                                               -----------------
               RUSSIA - 32.83%
       1,000   Aeroflot - Russian International
                  Airlines, GDR ............................             307,289
      13,000   Gazprom, SP ADR .............................             620,100
       3,250   LUKOIL, SP ADR ..............................             268,775




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               RUSSIA (CONTINUED)
      22,500   Mining and Metallurgical
                  Company Norilsk Nickel, ADR ..............   $         487,125
       4,000   Mobile TeleSystems, SP ADR ..................             285,600
      16,000   Polyus Gold, SP ADR .........................             325,600
      45,000   Rosneft Oil, GDR ............................             479,250
       1,000   Sberbank, GDR ...............................             350,702
       6,500   Uralkali, SP GDR ............................             383,500
       9,000   Vimpel-Communications, SP ADR ...............             227,070
       3,500   Wimm-Bill-Dann Foods, ADR ...................             340,550
       8,000   X 5 Retail Group, GDR * .....................             240,000
                                                               -----------------
                                                                       4,315,561
                                                               -----------------
               UNITED KINGDOM - 21.73%
      13,000   AMEC (a) ....................................             217,092
       7,500   AstraZeneca (a) .............................             364,526
      20,000   Diageo (a) ..................................             348,411
      12,500   GlaxoSmithKline .............................             291,378
      38,000   ICAP (a) ....................................             374,872
      15,000   Imperial Tobacco Group (a) ..................             560,210
      31,500   Tullett Prebon PLC (a) ......................             289,072
      15,000   Unilever (a) ................................             411,258
                                                               -----------------
                                                                       2,856,819
                                                               -----------------
               TOTAL COMMON STOCKS
                  (Cost $13,207,375)                                  12,364,301
                                                               -----------------
INVESTMENT COMPANY - 5.56%
     730,967   BlackRock Liquidity Funds
                  TempCash Portfolio .......................             730,967
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $ 730,967) .........................             730,967
                                                               -----------------
TOTAL INVESTMENTS - 99.62%
   (Cost $13,938,342)** ....................................          13,095,268
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - 0.38% ...................              50,423
                                                               -----------------
NET ASSETS - 100.00% .......................................   $      13,145,691
                                                               =================


----------
*    Non-income producing security.

** At July 31, 2008, cost is identical for book and Federal income tax purposes.



Gross unrealized appreciation ..............................   $        505,453
Gross unrealized depreciation ..............................         (1,348,527)
                                                               -----------------
Net unrealized depreciation ................................   $       (843,074)
                                                               =================


(a) Securities with a total aggregate market value of $ 7,125,674 or 54.21% of the net assets, were valued under the fair value procedures established by the Funds' Board of Trustees.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

SP ADR Sponsored American Depositary Receipt

SP GDR Sponsored Global Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

BARINGS INTERNATIONAL FUND                                         JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)



CASH & NET OTHER ASSETS AND LIABILITIES    4%
OTHER COMMON STOCKS                       29%
ENERGY                                    12%
MATERIALS                                 10%
CAPITAL GOODS                             10%
TELECOMMUNICATION SERVICES                 9%
PHARMACEUTICALS & BIOTECHNOLOGY            8%
FOOD, BEVERAGE & TOBACCO                   7%
INSURANCE                                  6%
DIVERSIFIED FINANCIAL                      5%




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------
COMMON STOCKS - 95.72%
               AUSTRALIA - 6.26%
       1,020   Incitec Pivot (a) ...........................   $         155,842
       6,482   Orica (a) ...................................             144,478
       8,316   QBE Insurance Group (a) .....................             175,550
       5,162   WorleyParsons (a) ...........................             153,920
                                                               -----------------
                                                                         629,790
                                                               -----------------
               BELGIUM - 1.72%
       2,098   Mobistar (a) ................................             173,153
                                                               -----------------
               BRAZIL - 1.41%
       2,543   Petroleo Brasileiro, ADR ....................             142,179
                                                               -----------------
               DENMARK - 1.89%
       3,000   Novo Nordisk, Class B (a) ...................             190,217
                                                               -----------------
               FINLAND - 1.96%
       7,219   Nokia (a) ...................................             197,023
                                                               -----------------
               FRANCE - 3.07%
       2,402   Suez (a) ....................................             143,701
       2,163   Total (a) ...................................             165,618
                                                               -----------------
                                                                         309,319
                                                               -----------------
               GERMANY - 6.74%
       2,436   Bayer (a) ...................................             209,643
       2,535   Fresenius (a) ...............................             205,749
       8,978   Premiere * (a) ..............................             161,944
         545   Rational (a) ................................             101,358
                                                               -----------------
                                                                         678,694
                                                               -----------------
               GREECE - 1.44%
       5,914   Coca-Cola Hellenic Bottling (a) .............             144,968
                                                               -----------------
               JAPAN - 15.13%
       7,000   Komatsu (a) .................................             173,840
       8,000   Matsushita Electric Industrial (a) ..........             168,672
       4,500   Mitsubishi (a) ..............................             131,130
       9,000   Mitsui (a) ..................................             184,646
      12,500   Nomura Holdings (a) .........................             180,391




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               JAPAN (CONTINUED)
          21   Sumitomo Mitsui Financial Group (a) .........   $         162,933
      33,000   Tokyu (a) ...................................             181,749
      24,000   Toshiba (a) .................................             155,823
       2,600   Unicharm (a) ................................             183,378
                                                               -----------------
                                                                       1,522,562
                                                               -----------------
               NETHERLANDS - 2.91%
       1,840   Fugro (a) ...................................             130,549
       9,339   Koninklijke (Royal) (a) .....................             162,576
                                                               -----------------
                                                                         293,125
                                                               -----------------
               NORWAY - 3.25%
       7,250   Aker Kvaerner (a) ...........................             169,846
       2,209   Yara International (a) ......................             156,931
                                                               -----------------
                                                                         326,777
                                                               -----------------
               PAGUA NEW GUINEA (A)- 1.18%
      45,563   Lihir Gold * (a) ............................             118,407
                                                               -----------------
               RUSSIA - 3.12%
       3,110   Gazprom, SP ADR .............................             148,347
       2,322   Mobile TeleSystems, SP ADR ..................             165,791
                                                               -----------------
                                                                         314,138
                                                               -----------------
               SINGAPORE - 5.54%
      45,000   Capitaland (a) ..............................             185,709
      24,000   Keppel (a) ..................................             185,307
      38,000   Singapore Exchange (a) ......................             186,776
                                                               -----------------
                                                                         557,792
                                                               -----------------
               SPAIN - 1.92%
       7,447   Telefonica (a) ..............................             193,231
                                                               -----------------
               SWITZERLAND - 11.12%
       2,967   Actelion * (a) ..............................             161,509
       2,714   Julius Baer Holding (a) .....................             172,069
       1,649   Lonza Group (a) .............................             239,014
       4,004   Nestle (a) ..................................             175,635
         562   Syngenta (a) ................................             163,590
         790   Zurich Financial Services (a) ...............             207,641
                                                               -----------------
                                                                       1,119,458
                                                               -----------------
               UNITED ARAB EMIRATES - 1.68%
      59,115   Emaar Properties ............................             168,985
                                                               -----------------
               UNITED KINGDOM - 25.38%
      10,280   Admiral Group (a) ...........................             187,191
      19,514   BAE Systems (a) .............................             173,160
      14,679   BP (a) ......................................             150,658
      11,520   De La Rue (a) ...............................             191,636
       5,154   Imperial Tobacco Group (a) ..................             192,488
       2,994   Lonmin (a) ..................................             142,891
       7,981   Peter Hambro Mining (a) .....................             170,127
       3,093   Reckitt Benckiser Group (a) .................             168,631
      23,140   Rolls-Royce Group (a) .......................             163,134
      27,719   Stagecoach Group * (a) ......................             155,493
       6,637   Standard Chartered (a) ......................             202,072
      23,014   Tesco (a) ...................................             163,472
       9,290   Tullow Oil (a) ..............................             144,187
       6,302   Unilever (a) ................................             172,783
      65,864   Vodafone Group (a) ..........................             176,439
                                                               -----------------
                                                                       2,554,362
                                                               -----------------
               TOTAL COMMON STOCKS
                  (Cost $10,363,946) .......................           9,634,180
                                                               -----------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

BARINGS INTERNATIONAL FUND                                         JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

RIGHTS - 0.18%
               AUSTRALIA - 0.01%
         810   Orica Rights
                  expires 08/18/08 * (a) ...................   $             894
                                                               -----------------
               FRANCE - 0.17%
       2,402   Suez Environnement
                  expires 10/22/08 * .......................              17,272
                                                               -----------------
               TOTAL RIGHTS
                  (Cost $--) ...............................              18,166
                                                               -----------------
INVESTMENT COMPANY - 3.36%
     338,500   BlackRock Liquidity Funds
                  TempCash Portfolio .......................             338,500
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $ 338,500) .........................             338,500
                                                               -----------------
TOTAL INVESTMENTS - 99.26%
   (Cost $10,702,446)** ....................................           9,990,846
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - 0.74% ...................              74,016
                                                               -----------------
NET ASSETS - 100.00% .......................................   $      10,064,862
                                                               =================


----------
*    Non-income producing security.

** At July 31, 2008, cost is identical for book and Federal income tax purposes.



Gross unrealized appreciation ..............................   $        120,564
Gross unrealized depreciation ..............................           (832,164)
                                                               -----------------
Net unrealized depreciation ................................   $       (711,600)
                                                               =================


(a) Securities with a total aggregate market value of $ 9,009,772 or 89.5% of the net assets, were valued under the fair value procedures established by the Funds' Board of Trustees.

ADR  American Depositary Receipt

SP ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

ABN AMRO GLOBAL REAL ESTATE FUND                                   JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)



CLOSED-END FUND, CASH & NET OTHER ASSETS AND LIABILITIES    3%
DIVERSIFIED                                                28%
HEALTHCARE                                                  3%
INDUSTRIAL                                                  5%
OFFICE PROPERTIES                                           9%
REAL ESTATE MANAGEMENT & DEVELOPMENT                       20%
RESIDENTIAL                                                10%
RETAIL                                                     20%
STORAGE                                                     2%


% OF TOTAL NET ASSETS



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

COMMON STOCKS - 97.22%
               AUSTRALIA - 14 16%
     130,899   Challenger Diversified Property
               Group (a) ...................................   $          61,677
     201,805   DB RREEF Trust (a) ..........................             263,458
      77,418   Goodman Group (a) ...........................             182,977
     230,906   GPT Group (a) ...............................             327,157
     132,500   Mirvac Group (a) ............................             314,226
      91,859   Stockland (a) ...............................             396,544
      57,781   Westfield Group (a) .........................             872,033
       1,852   Westfield Group * (a) .......................              28,374
                                                               -----------------
                                                                       2,446,446
                                                               -----------------
               AUSTRIA - 1 71%
       5,164   CA Immobilien Anlagen * (a) .................              94,639
       7,100   Conwert Immobilien Invest * (a) .............             105,921
      10,434   Immofinanz Immobilien Anlagen AG (a) ........              94,466
                                                               -----------------
                                                                         295,026
                                                               -----------------
               CANADA - 1 81%
       4,250   Boardwalk Real Estate Investment
                  Trust ....................................             162,786
       8,500   H&R Real Estate Investment Trust ............             149,006
                                                               -----------------
                                                                         311,792
                                                               -----------------
               FINLAND - 0 92%
      14,000   Citycon (a) .................................              53,403
       5,571   Sponda (a) ..................................              51,255
       6,552   Technopolis (a) .............................              54,169
                                                               -----------------
                                                                         158,827
                                                               -----------------
               FRANCE - 5 31%
       1,600   Icade (a) ...................................             172,450
       1,353   Klepierre (a) ...............................              54,765
       1,000   Societe de la Tour Eiffel (a) ...............             118,214
       2,553   Unibail-Rodamco (a) .........................             571,140
                                                               -----------------
                                                                         916,569
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               GERMANY - 0.45%
       3,303   DIC Asset (a) ...............................   $          78,050
                                                               -----------------
               HONG KONG - 5.37%
      58,500   Link REIT (a) ...............................             130,546
      40,000   Sun Hung Kai Properties (a) .................             593,233
      46,000   Wharf Holdings (a) ..........................             203,313
                                                               -----------------
                                                                         927,092
                                                               -----------------
               JAPAN - 11.30%
          15   Japan Real Estate Investment (a) ............             153,773
          16   Kenedix Realty Investment (a) ...............              79,080
      38,000   Mitsubishi Estate (a) .......................             915,202
      21,000   Mitsui Fudosan (a) ..........................             475,106
      16,000   Sumitomo Realty & Development (a) ...........             329,483
                                                               -----------------
                                                                       1,952,644
                                                               -----------------
               NETHERLANDS - 1.34%
         245   Corio (a) ...................................              18,861
       8,000   Eurocastle Investment (a) ...................              61,435
       2,200   Eurocommercial Properties (a) ...............             103,335
       1,900   Vastned Offices/Industrial (a) ..............              47,565
                                                               -----------------
                                                                         231,196
                                                               -----------------
               NORWAY - 0.27%
      11,409   Norwegian Property ASA (a) ..................              46,527
                                                               -----------------
               SINGAPORE - 4.66%
      95,000   Ascendas Real Estate Investment Trust (a) ...             158,031
      67,000   CapitaCommercial Trust (a) ..................              93,319
      51,000   Capitaland (a) ..............................             210,471
      52,000   CapitaMall Trust (a) ........................             113,080
     296,000   Lippo-Mapletree Indonesia Retail Trust (a) ..             129,186
      89,000   Suntec Real Estate Investment Trust (a) .....             100,324
                                                               -----------------
                                                                         804,411
                                                               -----------------
               SWEDEN - 1.19%
      17,401   Fabege (a) ..................................             124,614
       3,201   Kungsleden (a) ..............................              22,435
       3,226   Wihlborgs Fastigheter (a) ...................              59,315
                                                               -----------------
                                                                         206,364
                                                               -----------------
               UNITED KINGDOM - 9.29%
      15,235   Big Yellow Group (a) ........................              93,759
      26,000   British Land (a) ............................             359,650
       6,500   Derwent London (a) ..........................             140,862
      12,947   Grainger (a) ................................              51,136
      13,500   Great Portland Estates (a) ..................              90,567
      12,300   Hammerson (a) ...............................             232,559
      13,157   Land Securities Group (a) ...................             334,778
       9,691   Minerva * (a) ...............................              25,188
      19,427   Safestore Holdings (a) ......................              53,709
      21,048   Segro (a) ...................................             169,753
       3,163   Shaftesbury (a) .............................              24,937
      11,500   Workspace Group (a) .........................              28,742
                                                               -----------------
                                                                       1,605,640
                                                               -----------------
               UNITED STATES - 39.44%
       1,020   AMB Property (a) ............................              49,939
       3,750   AvalonBay Communities .......................             373,913
       3,550   Boston Properties ...........................             341,475
       4,600   Camden Property Trust .......................             226,228


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

ABN AMRO GLOBAL REAL ESTATE FUND                                   JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               UNITED STATES (CONTINUED)
      14,860   DCT Industrial Trust ........................   $         125,864
       7,400   Developers Diversified Realty ...............             236,504
       3,000   Digital Realty Trust ........................             128,730
       3,209   Entertainment Properties Trust ..............             167,959
       9,600   Equity Residential ..........................             414,432
       2,500   Essex Property Trust ........................             303,375
       3,650   Federal Realty Investment Trust .............             265,027
       8,600   General Growth Properties ...................             235,726
       3,750   Kilroy Realty ...............................             171,788
       8,900   Kimco Realty ................................             314,081
       3,800   Mack-Cali Realty ............................             145,844
       7,100   National Retail Properties ..................             150,094
       4,800   Nationwide Health Properties ................             178,128
      12,350   ProLogis ....................................             603,668
       3,150   Public Storage ..............................             257,954
       8,200   Simon Property Group ........................             759,566
       4,950   SL Green Realty .............................             412,533
       7,550   Taubman Centers .............................             362,400
       9,200   Ventas ......................................             412,712
       1,850   Vornado Realty Trust ........................             175,880
                                                               -----------------
                                                                       6,813,820
                                                               -----------------
               TOTAL COMMON STOCKS
                  (Cost $19,371,149) .......................          16,794,404
                                                               -----------------
CLOSED-END FUND - 0.61%
               LUXEMBOURG - 0.61%
       7,998   ProLogis European Properties (a) ............             104,700
                                                               -----------------
               TOTAL CLOSED-END FUND
                  (Cost $120,997) ..........................             104,700
                                                               -----------------
INVESTMENT COMPANY - 2.42%
     418,331   BlackRock Liquidity Funds
                  TempCash Portfolio .......................             418,331
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $418,331) ..........................            418,331
                                                               -----------------
TOTAL INVESTMENTS - 100.25%
   (Cost $19,910,477)** ....................................         17,317,435
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - (0.25)%                              (42,478)
                                                               -----------------
NET ASSETS - 100.00% .......................................   $     17,274,957
                                                               =================


----------

*    Non-income producing security.

** At July 31, 2008, cost is identical for book and Federal income tax purposes.



Gross unrealized appreciation ..............................   $        250,138
Gross unrealized depreciation ..............................         (2,843,180)
                                                               -----------------
Net unrealized depreciation ................................   $     (2,593,042)
                                                               =================


(a) Securities with a total aggregate market value of $9,776,877 or 56.60% of the net assets, were valued under the fair value procedures established by the Funds' Board of Trustees.

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

SGA INTERNATIONAL SMALL-MID CAP FUND                               JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)



COMMERCIAL SERVICES & SUPPLIES                                   5%
EXCHANGE TRADED FUND, CASH & NET OTHER ASSETS AND LIABILITIES    2%
OTHER COMMON STOCKS                                             38%
MATERIALS                                                       13%
CAPITAL GOODS                                                   12%
CONSUMER DURABLE & APPAREL                                       8%
PHARMACEUTICALS & BIOTECHNOLOGY                                  6%
ENERGY                                                           6%
TRANSPORTATION                                                   5%
TECHNOLOGY HARDWARE & EQUIPMENT                                  5%




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

COMMON STOCKS - 98.32%
               AUSTRALIA - 6.02%
         660   Caltex Australia (a) ........................   $           7,341
         877   CSL (a) .....................................              28,357
       8,251   Macquarie DDR Trust, REIT (a) ...............               1,927
       2,984   Minara Resources (a) ........................               5,386
         517   Origin Energy (a) ...........................               7,679
       3,782   PMP (a) .....................................               3,504
                                                               -----------------
                                                                          54,194
                                                               -----------------
               AUSTRIA - 0.53%
         265   Zumtobel (a) ................................               4,732
                                                               -----------------
               BELGIUM - 0.91%
         141   Euronav (a) .................................               6,305
           3   Sipef (a) ...................................               1,844
                                                               -----------------
                                                                           8,149
                                                               -----------------
               BRAZIL - 1.83%
       1,135   Companhia Energetica de Sao
                  Paulo, ADR ...............................              16,500
                                                               -----------------
               CANADA - 4.65%
          72   Astral Media ................................               2,177
         237   Churchill, Class A * ........................               4,074
         189   Ensign Energy Services ......................               3,904
         100   First Quantum Minerals ......................               6,884
         653   Gerdau Ameristeel ...........................              10,325
       1,031   Neo Material Technologies * .................               3,585
         158   Precision Drilling Trust ....................               3,537
         516   WestJet Airlines * ..........................               7,357
                                                               -----------------
                                                                          41,843
                                                               -----------------
               DENMARK - 1.55%
          60   D/S Norden (a) ..............................               5,806
          86   Danisco (a) .................................               5,862
          26   Solar Holdings, B Shares (a) ................               2,248
                                                               -----------------
                                                                          13,916
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               FINLAND - 3.58%
         244   Metso (a) ...................................   $           8,760
         193   Nokian Renkaat (a) ..........................               8,310
         651   Outokumpu (a) ...............................              15,158
                                                               -----------------
                                                                          32,228
                                                               -----------------
               FRANCE - 2.53%
          21   Bonduelle (a) ...............................               1,888
         468   Boursorama * (a) ............................               4,958
         145   Nexity (a) ..................................               3,236
         227   Valeo (a) ...................................               7,335
         887   Viel ........................................               5,327
                                                               -----------------
                                                                          22,744
                                                               -----------------
               GERMANY - 5.81%
          96   Arques Industries (a) .......................               1,136
         189   Merck KGaA (a) ..............................              22,836
          65   MTU Aero Engines Holding (a) ................               2,008
         234   Praktiker Bau- und
                  Heimwerkermaerkte Holding (a) ............               3,745
         633   ProSiebenSat.1 Media (a) ....................               5,364
          34   Puma (a) ....................................              10,956
          93   SGL Carbon * (a) ............................               6,190
                                                               -----------------
                                                                          52,235
                                                               -----------------
               GREECE - 1.37%
         203   Gr. Sarantis (a) ............................               3,065
         379   Marfin Investment Group (a) .................               2,828
         417   Sidenor Steel Products Manufacturing (a) ....               6,479
                                                               -----------------
                                                                          12,372
                                                               -----------------
               HONG KONG - 4.62%
       6,223   Denway Motors (a) ...........................               2,202
       8,750   Galileo Holdings * (a) ......................               1,114
       8,595   Huabao International Holdings (a) ...........               6,874
       6,888   Lenovo Group (a) ............................               4,790
       6,835   Link REIT (a) ...............................              15,253
       1,375   Orient Overseas International (a) ...........               5,974
      15,746   Shenzhen Investment (a) .....................               5,386
                                                               -----------------
                                                                          41,593
                                                               -----------------
               IRELAND - 1.64%
         124   FBD Holdings (a) ............................               2,887
         719   Glanbia (a) .................................               5,211
         241   Kerry Group, Class A (a) ....................               6,677
                                                               -----------------
                                                                          14,775
                                                               -----------------
               ISRAEL - 3.19%
         413   Gilat Satellite Networks * ..................               4,485
         448   Mellanox Technologies * .....................               5,730
         846   Partner Communications, ADR .................              18,502
                                                               -----------------
                                                                          28,717
                                                               -----------------
               ITALY - 2.13%
         168   Banca Popolare dell'Emilia
                  Romagna (a) ..............................               2,825
         361   Benetton Group (a) ..........................               4,123
      19,676   Pirelli & C. (a) ............................              12,210
                                                               -----------------
                                                                          19,158
                                                               -----------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

SGA INTERNATIONAL SMALL-MID CAP FUND                               JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               JAPAN - 22.60%
         309   ACOM (a) ....................................   $           9,027
         379   Aeon Delight (a) ............................               8,879
         206   Cawachi (a) .................................               4,640
         825   Daiei * (a) .................................               6,472
         172   Daifuku (a) .................................               1,506
         481   Dowa Holdings (a) ...........................               3,212
       6,161   Haseko (a) ..................................               6,713
         450   Hitachi Construction Machinery (a) ..........              11,893
         206   Hitachi Software Engineering (a) ............               4,742
       6,577   Hokuhoku Financial Group (a) ................              16,806
       1,588   Joyo Bank (a) ...............................               7,444
         688   Kamigumi (a) ................................               5,043
         505   Makita (a) ..................................              17,280
         241   Mandom (a) ..................................               5,788
         447   Mikuni Coca-Cola Bottling (a) ...............               4,196
       4,147   Mitsubishi Materials (a) ....................              16,257
       3,438   Mitsui Mining (a) ...........................              10,837
       1,274   NGK Insulators (a) ..........................              18,535
       1,719   Nippon Soda (a) .............................               7,149
         400   Nissan Chemical Industries (a) ..............               4,742
          28   Shimamura (a) ...............................               1,702
         520   Shimizu (a) .................................               2,087
         509   Showa Shell Sekiyu K.K. (a) .................               5,627
         355   Sumitomo Heavy Industries (a) ...............               2,221
         138   Suzuken (a) .................................               4,743
       2,544   Taisei (a) ..................................               6,176
         385   Tokyu Land (a) ..............................               1,929
         344   Toyo Engineering (a) ........................               2,573
         756   Urban (a) ...................................                 915
         448   Usen (a) ....................................               1,411
         327   Yaskawa Electric (a) ........................               2,753
                                                               -----------------
                                                                         203,298
                                                               -----------------
               LUXEMBOURG - 1.80%
         665   SES (a) .....................................              16,212
                                                               -----------------
               MEXICO - 0.56%
         447   Grupo Bimbo, Class A                                        2,890
         688   Promotora y Operadora de Infraestuctura * ...               2,186
                                                               -----------------
                                                                           5,076
                                                               -----------------
               NETHERLANDS - 1.25%
         289   Randstad Holding (a) ........................               8,175
         138   TomTom * (a) ................................               3,111
                                                               -----------------
                                                                          11,286
                                                               -----------------
               NEW ZEALAND - 1.02%
       2,063   Air New Zealand (a) .........................               1,902
       1,178   Contact Energy (a) ..........................               7,247
                                                               -----------------
                                                                           9,149
                                                               -----------------
               NORWAY - 0.73%
         413   Cermaq (a) ..................................               4,197
         103   Petroleum Geo-Services * (a) ................               2,377
                                                               -----------------
                                                                           6,574
                                                               -----------------
               PORTUGAL - 0.74%
         825   Banif (a) ...................................               2,284
       1,375   Impresa SGPS * (a) ..........................               2,755
       1,033   Teixeira Duarte - Engenharia e
                  Construcoes (a) ..........................               1,665
                                                               -----------------
                                                                           6,704
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               SINGAPORE - 3.46%
       5,157   Allgreen Properties (a) .....................   $           3,479
       4,126   Golden Agri-Resources (a) ...................               2,132
       3,782   Ho Bee Investment (a) .......................               2,385
       5,535   Neptune Orient Lines (a) ....................              11,350
         689   Singapore Petroleum (a) .....................               3,194
       1,681   Singapore Press Holdings (a) ................               4,935
       3,094   Wing Tai Holdings (a) .......................               3,629
                                                               -----------------
                                                                          31,104
                                                               -----------------
               SOUTH AFRICA - 1.32%
       4,813   Metropolitan Holdings (a) ...................               7,463
       1,857   Sanlam (a) ..................................               4,425
                                                               -----------------
                                                                          11,888
                                                               -----------------
               SPAIN - 1.31%
         244   Gestevision Telecinco (a) ...................               3,288
       2,046   Iberia Lineas Aereas de Espana (a) ..........               6,117
          89   Indra Sistemas (a) ..........................               2,376
         114   Martinsa-Fadesa * ...........................                   2
                                                               -----------------
                                                                          11,783
                                                               -----------------
               SWEDEN - 1.55%
         639   Boliden (a) .................................               3,757
         825   Eniro (a) ...................................               3,298
         584   JM (a) ......................................               6,852
                                                               -----------------
                                                                          13,907
                                                               -----------------
               SWITZERLAND - 2.72%
          38   Actelion * (a) ..............................               2,069
           7   Givaudan (a) ................................               5,698
          72   Swatch Group (a) ............................              16,705
                                                               -----------------
                                                                          24,472
                                                               -----------------
               TAIWAN - 2.18%
       1,753   Acer, SP GDR ................................              18,721
         100   Lite-On Technology, GDR .....................                 890
                                                               -----------------
                                                                          19,611
                                                               -----------------
               UNITED KINGDOM - 16.72%
       1,306   Amlin (a) ...................................               6,579
         808   Britvic (a) .................................               3,542
         629   BSS Group (a) ...............................               3,348
       1,375   Cape * (a) ..................................               6,475
         935   Charter (a) .................................              15,712
       2,750   Chaucer Holdings (a) ........................               4,046
       1,719   Collins Stewart (a) .........................               2,445
         612   CSR * (a) ...................................               3,472
         509   Daily Mail & General Trust, Class A (a) .....               3,189
       3,782   DS Smith * (a) ..............................               8,204
       1,764   Enterprise Inns (a) .........................              10,767
       3,153   Hays (a) ....................................               4,986
       1,131   Helphire Group (a) ..........................               1,920
         973   IMI (a) .....................................               8,418
         406   Investec (a) ................................               2,700
       1,375   ITE Group (a) ...............................               4,604
         894   Kesa Electricals (a) ........................               2,646
       1,179   Ladbrokes (a) ...............................               5,854
       2,750   Northern Foods (a) ..........................               2,821
         557   Rexam (a) ...................................               4,170
         547   Sibir Energy * (a) ..........................               6,683
       1,104   Spice (a) ...................................              11,154
       7,907   Spirent Communications * (a) ................               9,807


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

SGA INTERNATIONAL SMALL-MID CAP FUND                               JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               UNITED KINGDOM (CONTINUED)
       2,582   Sportingbet (a)  ............................   $           1,671
         392   Trinity Mirror (a) ..........................                 666
         901   Tullett Prebon (a) ..........................               8,268
         753   Wood Group (John) (a) .......................               6,282
                                                               -----------------
                                                                         150,429
                                                               -----------------
               TOTAL COMMON STOCKS
                  (Cost $1,190,385) ........................             884,649
                                                               -----------------
EXCHANGE TRADED FUND - 1.02%
               UNITED STATES - 1.02%
         310   SPDR S&P International Small Cap, ETF .......               9,157
                                                               -----------------
               TOTAL EXCHANGE TRADED FUND
                  (Cost $9,790) ............................               9,157
                                                               -----------------
INVESTMENT COMPANY - 0.45%
       4,033   BlackRock Liquidity Funds
                  TempCash Portfolio .......................               4,033
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $4,033) ............................               4,033
                                                               -----------------
TOTAL INVESTMENTS - 99.79%
   (Cost $1,204,208) .......................................             897,839
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - 0.21% ...................               1,858
                                                               -----------------
NET ASSETS - 100.00% .......................................   $         899,697
                                                               =================


----------
*   Non-income producing security.

** At July 31, 2008, cost is identical for book and Federal income tax purposes.



Gross unrealized appreciation ..............................   $         16,959
Gross unrealized depreciation ..............................           (323,328)
                                                               -----------------
Net unrealized depreciation ................................   $       (306,369)
                                                               =================


(a) Securities with a total aggregate market value of $767,573 or 85.31% of the net assets, were valued under the fair value procedures established by the Funds' Board of Trustees.

   ADR   American Depositary Receipt

   ETF   Exchange Traded Fund

   GDR   Global Depositary Receipt

  REIT   Real Estate Investment Trust

  SGPS   Sociedade Gestora de Participacoes

SP GDR   Sponsored Global Depositary Receipt

  SPDR   Standard & Poor's Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

SMART ALLOCATION ETF FUND                                          JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)



COMMODITIES                                2%
FIXED INCOME                              62%
DOMESTIC EQUITIES                          3%
INTERNATIONAL EQUITIES                     8%
CASH & NET OTHER ASSETS AND LIABILITIES   19%
REAL ESTATE                                2%
DOMESTIC ALTERNATIVE                       4%


% OF TOTAL NET ASSETS



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

EXCHANGE TRADED FUNDS - 81.16%
               COMMODITIES - 2.51%
       3,217   PowerShares DB Agriculture Fund * ...........   $         117,388
                                                               -----------------
               DOMESTIC ALTERNATIVE - 3.95%
       3,190   Short QQQ ProShares .........................             184,924
                                                               -----------------
               DOMESTIC EQUITIES - 3.32%
       1,387   Vanguard Health Care ........................              78,532
       1,169   Vanguard Industrials ........................              76,757
                                                               -----------------
                                                                         155,289
                                                               -----------------
               FIXED INCOME - 61.55%
       1,155   iShares iBoxx $ Investment Grade Corporate
                  Bond Fund ................................             117,071
      33,267   iShares Lehman 1-3 Year Treasury Bond Fund ..           2,762,159
                                                               -----------------
                                                                       2,879,230
                                                               -----------------
               INTERNATIONAL EQUITIES - 8.16%
       1,600   BLDRS Emerging Markets 50 ADR Index Fund ....              75,904
       1,680   iShares FTSE/Xinhua China 25 Index Fund .....              75,432
       1,419   iShares MSCI Brazil Index Fund ..............             115,279
       2,280   iShares S&P Latin America 40 Index Fund .....             115,140
                                                               -----------------
                                                                         381,755
                                                               -----------------
               REAL ESTATE - 1.67%
       1,253   iShares Dow Jones U.S. Real Estate
                  Index Fund ...............................              78,062
                                                               -----------------
               TOTAL EXCHANGE TRADED FUNDS
                  (Cost $3,786,731) ........................           3,796,648
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

INVESTMENT COMPANY - 7.47%
     349,124   BlackRock Liquidity Funds
                  TempCash Portfolio .......................   $         349,124
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $349,124) ..........................             349,124
                                                               -----------------
TOTAL INVESTMENTS - 88.63%
   (Cost $4,135,855)** .....................................           4,145,772
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - 11.37% ..................             532,074
                                                               -----------------
NET ASSETS - 100.00% .......................................   $       4,677,846
                                                               =================


----------

*   Non-income producing security.

** At July 31, 2008, cost is identical for book and Federal income tax purposes.



Gross unrealized appreciation ..............................   $         12,169
Gross unrealized depreciation ..............................             (2,252)
                                                               -----------------
Net unrealized appreciation ................................   $          9,917
                                                               =================


ADR   American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

NEW CENTURY ABSOLUTE RETURN ETF FUND                               JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)



REAL ESTATE                                1%
DOMESTIC EQUITIES                         51%
INTERNATIONAL EQUITIES                    12%
CASH & OTHER NET ASSETS AND LIABILITIES   35%
DOMESTIC ALTERNATIVE                       1%


% OF TOTAL NET ASSETS



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

EXCHANGE TRADED FUNDS - 64.28%
               DOMESTIC ALTERNATIVE - 1.13%
       2,230   UltraShort Oil & Gas ProShares ..............   $          78,362
                                                               -----------------
               DOMESTIC EQUITIES - 50.63%
       2,740   Consumer Staples Select Sector SPDR Fund ....              74,968
         520   Diamonds Trust Series I .....................              59,082
       2,120   Health Care Select Sector SPDR Fund .........              68,200
       2,060   Industrial Select Sector SPDR Fund ..........              70,926
       1,170   iShares Dow Jones U.S. Transportation Average
                  Index Fund ...............................             106,447
       1,320   iShares Dow Jones U.S. Basic Materials Sector
                  Index Fund ...............................             102,815
       2,000   iShares Dow Jones U.S. Broker-Dealers
                  Index Fund ...............................              67,260
       2,610   iShares Russell 1000 Growth Index Fund ......             140,888
       2,060   iShares Russell 1000 Index Fund .............             143,108
       1,960   iShares Russell 2000 Growth Index Fund ......             151,606
       2,060   iShares Russell 2000 Index Fund .............             146,095
       1,310   iShares Russell 3000 Index Fund .............              96,888
       2,060   iShares Russell Midcap Growth Index Fund ....             104,669
       1,100   iShares Russell Midcap Index Fund ...........             102,355
       1,580   iShares S&P Midcap 400 Growth Index Fund ....             135,027
       1,720   iShares S&P Midcap 400 Index Fund ...........             137,703
       1,370   iShares S&P North American
                  Technology-Semiconductors Index Fund .....              64,376
       1,500   iShares S&P North American
                  Technology-Software Index Fund * .........              71,280




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               DOMESTIC EQUITIES (CONTINUED)
       1,720   iShares, S&P SmallCap 600 Index Fund ........   $         105,625
       2,530   Materials Select Sector SPDR Trust ..........             101,833
       1,300   Midcap SPDR Trust Series 1 ..................             189,540
       1,100   Oil Service Holders Trust ...................             212,344
       3,090   PowerShares QQQ .............................             140,471
       6,790   PowerShares Water Resources Portfolio .......             146,936
       2,330   SPDR S&P Biotech ETF ........................             160,467
       3,280   SPDR S&P Homebuilders ETF ...................              57,498
         580   SPDR Trust Series 1 .........................              73,532
       4,670   Technology Select Sector SPDR Fund                        104,188
       2,740   Utilities Select Sector SPDR Fund ...........             104,613
       2,410   Vanguard Growth ETF .........................             140,238
       2,170   Vanguard Small-Cap ETF ......................             137,426
                                                               -----------------
                                                                       3,518,404
                                                               -----------------
               INTERNATIONAL EQUITIES - 11.55%
         750   BLDRS Emerging Markets 50 ADR Index Fund ....              35,580
       3,300   iShares, FTSE/Xinhua China 25 Index Fund ....             148,170
       1,230   iShares, MSCI Brazil Index Fund .............              99,925
       3,290   iShares MSCI Canada Index Fund ..............             102,878
         990   iShares MSCI EAFE Index Fund ETF ............              65,726
       3,300   iShares MSCI Emerging Markets Index Fund ....             140,745
       1,300   iShares MSCI Mexico Index Fund ..............              70,330
       2,750   iShares, S&P Latin America 40 Index Fund ....             138,875
                                                               -----------------
                                                                         802,229
                                                               -----------------
               REAL ESTATE - 0.97%
       1,120   Vanguard REIT ETF ...........................              67,379
                                                               -----------------
               TOTAL EXCHANGE TRADED FUNDS
                  (Cost $4,590,251) ........................           4,466,374
                                                               -----------------
INVESTMENT COMPANY - 35.25%
   2,449,686   BlackRock Liquidity Funds
                  TempCash Portfolio .......................           2,449,686
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $2,449,686) ........................           2,449,686
                                                               -----------------
TOTAL INVESTMENTS - 99.53%
   (Cost $7,039,937)** .....................................           6,916,060
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - 0.47% ...................              32,579
                                                               -----------------
NET ASSETS - 100.00% .......................................   $       6,948,639
                                                               =================


----------
*    Non-income producing security.

** At July 31, 2008, cost is identical for book and Federal income tax purposes.



Gross unrealized appreciation ..............................   $         29,386
Gross unrealized depreciation ..............................           (153,263)
                                                               -----------------
Net unrealized depreciation ................................   $       (123,877)
                                                               =================


ADR American Depositary Receipt

ETF Exchange Traded Fund

REIT Real Estate Investment Trust

SPDR Standard & Poor's Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

MB ENHANCED EQUITY INCOME FUND                                     JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)



OTHER COMMON STOCKS, PURCHASED OPTIONS,
   CASH & NET OTHER ASSETS AND LIABILITIES   31%
BANKS                                        11%
TRANSPORTATION                               10%
CAPITAL GOODS                                 9%
MATERIALS                                     9%
RETAILING                                     9%
TECHNOLOGY & HARWARE EQUIPMENT                8%
DIVERSIFIED FINANCIALS                        7%
FOOD & STAPLES RETAILING                      6%


% OF TOTAL NET ASSETS



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

COMMON STOCKS - 103.55%
               BANKS - 10.82%
      15,000   Comerica (a) ................................   $         430,800
      10,000   SunTrust Banks (a) ..........................             410,600
      18,500   Wachovia (a) ................................             319,495
      17,500   Wells Fargo (a) .............................             529,725
                                                               -----------------
                                                                       1,690,620
                                                               -----------------
               CAPITAL GOODS - 8.80%
       6,500   3M (a) ......................................             457,535
       6,500   Caterpillar (a) .............................             451,880
      16,500   General Electric (a) ........................             466,785
                                                               -----------------
                                                                       1,376,200
                                                               -----------------
               DIVERSIFIED FINANCIALS - 7.52%
       9,900   American Express (a) ........................             367,488
      11,500   Bank of America (a) .........................             378,350
      23,000   Citigroup ...................................             429,870
                                                               -----------------
                                                                       1,175,708
                                                               -----------------
               ENERGY - 3.53%
       1,900   ConocoPhillips (a) ..........................             155,078
       3,900   Schlumberger (a) ............................             396,240
                                                               -----------------
                                                                         551,318
                                                               -----------------
               FOOD & STAPLES RETAILING - 5.87%
      16,000   Sysco (a) ...................................             453,760
      13,500   Walgreen (a) ................................             463,590
                                                               -----------------
                                                                         917,350
                                                               -----------------
               FOOD, BEVERAGE & TOBACCO - 2.64%
       8,000   Coca-Cola ...................................             412,000
                                                               -----------------
               HOTELS, RESTAURANTS & LEISURE - 3.05%
      12,900   Carnival (a) ................................             476,526
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               HOUSEHOLD & PERSONAL PRODUCTS - 5.82%
       7,800   Kimberly-Clark (a) ..........................   $         451,074
       7,000   Procter & Gamble (a) ........................             458,360
                                                               -----------------
                                                                         909,434
                                                               -----------------
               MATERIALS - 8.74%
      13,500   Dow Chemical (a) ............................             449,685
      10,000   duPont (E. I.) de Nemours (a) ...............             438,100
       7,900   PPG Industries (a) ..........................             479,056
                                                               -----------------
                                                                       1,366,841
                                                               -----------------
               PHARMACEUTICALS & BIOTECHNOLOGY - 5.85%
       7,300   Johnson & Johnson (a) .......................             499,831
      22,200   Pfizer (a) ..................................             414,474
                                                               -----------------
                                                                         914,305
                                                               -----------------
               RETAILING - 8.78%
      19,000   Home Depot (a) ..............................             452,770
      11,000   Kohl's *(a) .................................             461,010
      20,400   Staples (a) .................................             459,000
                                                               -----------------
                                                                       1,372,780
                                                               -----------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.79%
      21,400   Intel (a) ...................................             474,866
      17,300   Xilinx (a) ..................................             429,559
                                                               -----------------
                                                                         904,425
                                                               -----------------
               SOFTWARE & SERVICES - 5.80%
      11,000   Automatic Data Processing (a) ...............             469,810
      17,000   Microsoft (a) ...............................             437,240
                                                               -----------------
                                                                         907,050
                                                               -----------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 8.03%
      21,000   Cisco Systems *(a) ..........................             461,790
      18,000   Corning (a) .................................             360,180
      28,900   EMC *(a) ....................................             433,789
                                                               -----------------
                                                                       1,255,759
                                                               -----------------
               TELECOMMUNICATION SERVICES - 2.86%
      14,500   AT&T ........................................             446,745
                                                               -----------------
               TRANSPORTATION - 9.65%
       5,000   Burlington Northern Santa Fe (a) ............             520,650
       7,600   Norfolk Southern (a) ........................             546,592
       7,000   United Parcel Service, Class B (a) ..........             441,560
                                                               -----------------
                                                                       1,508,802
                                                               -----------------
               TOTAL COMMON STOCKS
                  (Cost $17,396,563) .......................          16,185,863
                                                               -----------------




  NUMBER OF
  CONTRACTS
------------

PURCHASED OPTIONS - 0.01%
         222   Pfizer - Put
                  Strike @ $15 Exp 09/08 ...................               1,110
                                                               -----------------
               TOTAL PURCHASED OPTIONS
                  (Cost $2,597) ............................               1,110
                                                               -----------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

MB ENHANCED EQUITY INCOME FUND                                     JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

INVESTMENT COMPANY - 6.27%
     980,542   BlackRock Liquidity Funds
                  TempCash Portfolio .......................   $         980,542
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $980,542) ..........................            980,542
                                                               -----------------
TOTAL INVESTMENTS - 109.83%
   (Cost $18,379,702)** ....................................         17,167,515
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - (9.83)% .................         (1,536,381)
                                                               -----------------
NET ASSETS - 100.00% .......................................   $     15,631,134
                                                               =================


----------
*    Non-income producing security.

** At July 31, 2008, cost is identical for book and Federal income tax purposes.



Gross unrealized appreciation ..............................   $        383,703
Gross unrealized depreciation ..............................         (1,595,890)
                                                               -----------------
Net unrealized depreciation ................................   $     (1,212,187)
                                                               =================


(a)  These securities are pledged as collateral for call options written.

Transactions in written options for the period ended July 31, 2008 were as follows:



                                                         NUMBER OF
                                                         CONTRACTS     PREMIUM
                                                         ---------   -----------

BEGINNING OF PERIOD (1)                                      --     $        --
CALL OPTIONS WRITTEN                                     10,894       1,932,107
PUT OPTIONS WRITTEN                                          --              --
CALL OPTIONS CLOSED OR EXPIRED                           (6,776)     (1,120,123)
PUT OPTIONS CLOSED OR EXPIRED                                --              --
                                                         ------     -----------
OUTSTANDING, JULY 31, 2008                                4,118     $   811,984
                                                         ------     -----------


(1)  Operations commenced on January 15, 2008.

Premiums received and value of written options outstanding as of April 30, 2008.



NUMBER OF                                                   PREMIUM     MARKET
CONTRACTS   DESCRIPTION                                    RECEIVED      VALUE
---------   --------------------------------------------   --------   ----------

            3M - Calls
       37   Strike @ $75 Exp 01/09 .....................   $ 10,249   $   10,471
       24   Strike @ $80 Exp 01/09 .....................      3,720        3,240
       99   American Express - Calls
               Strike @ $37.5 Exp 01/09 ................     43,263       46,530
            Automatic Data Processing - Calls
       69   Strike @ $42.5 Exp 08/08 ...................     10,033        6,900
       14   Strike @ $45 Exp 11/08 .....................      2,478        1,680
       27   Strike @ $45 Exp 01/09 .....................      4,879        4,455
      115   Bank of America - Calls
               Strike @ $40 Exp 02/09 ..................     27,600       25,875
            Burlington Northern Santa Fe - Calls
       15   Strike @ $95 Exp 10/08 .....................      7,755       20,250
        6   Strike @ $100 Exp 10/08 ....................      2,262        6,300
       10   Strike @ $90 Exp 01/09 .....................     20,760       20,100
        7   Strike @ $105 Exp 01/09 ....................      3,689        7,910
        4   Strike @ $110 Exp 01/09 ....................      2,228        3,400
        8   Strike @ $120 Exp 01/09 ....................      3,736        4,288




NUMBER OF                                                   PREMIUM     MARKET
CONTRACTS   DESCRIPTION                                    RECEIVED      VALUE
---------   --------------------------------------------   --------   ----------

            Carnival - Calls
       88   Strike @ $40 Exp 01/09 .....................   $ 22,616   $   30,800
       41   Strike @ $42.5 Exp 01/09 ...................      7,872        9,635
            Caterpillar - Calls
        9   Strike @ $80 Exp 01/09 .....................      3,573        2,115
       51   Strike @ $80 Exp 02/09 .....................     17,127       15,300
            Cisco Systems - Calls
       59   Strike @ $25 Exp 01/09 .....................     14,717        5,900
      122   Strike @ $26 Exp 01/09 .....................     11,834        9,882
       61   Comerica - Calls
            Strike @ $35 Exp 01/09 .....................     10,202       14,030
            ConocoPhillips - Calls
        6   Strike @ $80 Exp 08/08 .....................      2,532        1,890
        5   Strike @ $85 Exp 11/08 .....................      2,335        2,300
        8   Strike @ $95 Exp 01/09 .....................      3,656        2,400
       60   Corning - Calls
            Strike @ $25 Exp 01/09 .....................      6,120        3,300
            Dow Chemical - Calls
       60   Strike @ $35 Exp 03/09 .....................     14,820       14,400
       75   Strike @ $40 Exp 03/09 .....................      7,275        7,500
       76   duPont (E. I.) de Nemours - Call
            Strike @ $47.5 Exp 01/09 ...................     14,190       12,920
      289   EMC - Calls
            Strike @ $15 Exp 01/09 .....................     27,888       54,621
      165   General Electric - Calls
            Strike @ $30 Exp 01/09 .....................     18,575       21,945
            Home Depot - Calls
       56   Strike @ $30 Exp 11/08 .....................      7,632        2,688
      107   Strike @ $27.5 Exp 01/09 ...................     9,469       14,445
       17   Strike @ $30 Exp 01/09 .....................      2,924        1,445
            Intel - Calls
       92   Strike @ $24 Exp 10/08 .....................      8,951        7,176
        9   Strike @ $25 Exp 10/08 .....................      1,008          450
       94   Strike @ $25 Exp 01/09 .....................     12,378       10,246
       19   Strike @ $27.5 Exp 01/09 ...................     1,833          912
            Johnson & Johnson - Calls
       51   Strike @ $65 Exp 10/08 .....................     14,357       21,420
       22   Strike @ $70 Exp 01/09 .....................      5,124        4,928
            Kimberly-Clark - Calls
       73   Strike @ $55 Exp 01/09 .....................     22,447       34,675
        5   Strike @ $60 Exp 01/09 .....................        860        1,175
            Kohl's - Calls
       20   Strike @ $50 Exp 10/08 .....................      5,020        2,000
       72   Strike @ $55 Exp 01/09 .....................     17,640       10,800
       18   Strike @ $60 Exp 01/09 .....................      2,556        1,350
            Microsoft - Calls
       75   Strike @ $30 Exp 01/09 .....................      5,212        5,625
       95   Strike @ $32.5 Exp 01/09 ...................     11,246        3,135
            Norfolk Southern - Calls
       10   Strike @ $55 Exp 09/08 .....................      3,070       18,500
       46   Strike @ $60 Exp 09/08 .....................     12,252       61,134
       17   Strike @ $70 Exp 01/09 .....................      4,914       15,436
        3   Strike @ $80 Exp 01/09 .....................      1,011        1,305
      222   Pfizer - Calls
            Strike @ $15 Exp 09/08 .....................     63,172       84,360
            PPG Industries - Calls
        3   Strike @ $65 Exp 11/08 .....................      1,281          660
       76   Strike @ $65 Exp 01/09 .....................     11,172       21,090


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

MB ENHANCED EQUITY INCOME FUND                                     JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



NUMBER OF                                                   PREMIUM     MARKET
CONTRACTS   DESCRIPTION                                    RECEIVED      VALUE
---------   --------------------------------------------   --------   ----------

            Procter & Gamble - Calls
       37   Strike @ $70 Exp 10/08 .....................   $  8,814   $    2,405
       33   Strike @ $70 Exp 01/09 .....................      7,737        5,115
            Schlumberger - Calls
        4   Strike @ $85 Exp 08/08 .....................      2,108        7,000
       10   Strike @ $90 Exp 08/08 .....................      6,370       12,900
       25   Strike @ $100 Exp 11/08 ....................     30,174       26,000
            Staples - Calls
       74   Strike @ $25 Exp 12/08 .....................     10,808       10,175
      130   Strike @ $25 Exp 01/09 .....................     27,885       20,150
       95   SunTrust Bank - Calls
            Strike @ $50 Exp 01/09 .....................     23,715       30,400
            Sysco - Calls
       25   Strike @ $30 Exp 11/08 .....................      3,130        2,875
       33   Strike @ $32.5 Exp 11/08 ...................      4,686        1,485
      102   Strike @ $30 Exp 02/09 .....................     17,799       16,575
            United Parcel Service, Class B - Calls
       52   Strike @ $65 Exp 01/09 .....................     12,844       19,240
       18   Strike @ $70 Exp 01/09 .....................      3,726        3,510
      185   Wachovia - Calls
            Strike @ $17.5 Exp 01/09 ...................     18,870       74,000
            Walgreen - Calls
       68   Strike @ $37.5 Exp 10/08 ...................     10,900        4,080
       57   Strike @ $37.5 Exp 01/09 ...................      7,239        7,125
       10   Strike @ $40 Exp 01/09 .....................      1,470          600
      175   Wells Fargo - Calls
            Strike @ $30 Exp 01/09 .....................     29,335       73,500
            Xilinx - Calls
       13   Strike @ $27.5 Exp 12/08 ...................      1,976        1,625
       27   Strike @ $30 Exp 12/08 .....................      2,375        1,620
      114   Strike @ $25 Exp 01/09 .....................     24,287       27,360
       19   Strike @ $30 Exp 01/09 .....................      2,223        1,425
                                                           --------   ----------
            TOTAL WRITTEN OPTIONS ......................   $811,984   $1,044,457
                                                           ========   ==========


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

ABN AMRO REAL ESTATE FUND                                          JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)



FOREIGN COMMON STOCK, CASH & NET OTHER ASSETS AND LIABILITIES    2%
RETAIL                                                          30%
RESIDENTIAL                                                     17%
OFFICE PROPERTIES                                               15%
INDUSTRIAL                                                       9%
HEALTH CARE                                                      8%
DIVERSIFIED                                                      6%
STORAGE                                                          6%
HOTELS                                                           4%
NET LEASE                                                        3%


% OF TOTAL NET ASSETS



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

COMMON STOCKS - 100.48%
               DIVERSIFIED - 6.49%
      18,600   Digital Realty Trust ........................             798,126
      19,608   Entertainment Properties Trust ..............           1,026,283
      10,200   Vornado Realty Trust ........................             969,714
                                                               -----------------
                                                                       2,794,123
                                                               -----------------
               HEALTHCARE - 8.20%
      26,500   Nationwide Health Properties ................             983,415
      56,850   Ventas ......................................           2,550,291
                                                               -----------------
                                                                       3,533,706
                                                               -----------------
               HOTELS - 4.13%
      97,100   Host Hotels & Resorts .......................           1,272,981
      14,800   Starwood Hotels & Resorts Worldwide .........             507,492
                                                               -----------------
                                                                       1,780,473
                                                               -----------------
               INDUSTRIAL - 9.24%
      86,700   DCT Industrial Trust ........................             734,349
      66,400   ProLogis Trust ..............................           3,245,632
                                                               -----------------
                                                                       3,979,981
                                                               -----------------
               NET LEASE - 3.04%
      62,000   National Retail Properties ..................           1,310,680
                                                               -----------------
               OFFICE PROPERTIES - 15.85%
      25,500   Boston Properties ...........................           2,452,845
      24,100   Kilroy Realty ...............................           1,104,021
      23,500   Mack-Cali Realty ............................             901,930
      28,400   SL Green Realty .............................           2,366,856
                                                               -----------------
                                                                       6,825,652
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               RESIDENTIAL - 17.14%
      19,524   AvalonBay Communities .......................   $       1,946,738
      27,700   Camden Property Trust .......................           1,362,286
      51,100   Equity Residential Properties Trust .........           2,205,987
      15,400   Essex Property Trust ........................           1,868,790
                                                               -----------------
                                                                       7,383,801
                                                               -----------------
               RETAIL - 30.34%
      37,900   Developers Diversified Realty ...............           1,211,284
      20,900   Federal Realty Investment Trust .............           1,517,549
      44,800   General Growth Properties ...................           1,227,968
      54,100   Kimco Realty ................................           1,909,189
      54,100   Simon Property Group ........................           5,011,283
      45,600   Taubman Centers .............................           2,188,800
                                                               -----------------
                                                                      13,066,073
                                                               -----------------
               STORAGE - 6.05%
      31,800   Public Storage
                                                                       2,604,102
                                                               -----------------
               TOTAL COMMON STOCKS
                  (Cost $48,301,408) .......................          43,278,591
                                                               -----------------
FOREIGN COMMON STOCK - 0.99%
               CANADA - 0.99%
      11,100   Boardwalk Real Estate Investment Trust ......             425,159
                                                               -----------------
               TOTAL FOREIGN COMMON STOCK
                  (Cost $492,894) ..........................             425,159
                                                               -----------------
INVESTMENT COMPANY - 0.97%
     418,027   BlackRock Liquidity Funds Temp Cash
                  Portfolio ................................             418,027
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $418,027) ..........................            418,027
                                                               -----------------
TOTAL INVESTMENTS - 102.44%
   (Cost $49,212,329)* .....................................         44,121,777
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - (2.44)% .................         (1,051,712)
                                                               -----------------
NET ASSETS - 100.00% .......................................   $     43,070,065
                                                               =================


----------
* At July 31, 2008, cost is identical for book and Federal income tax purposes.



Gross unrealized appreciation ..............................   $        728,240
Gross unrealized depreciation ..............................         (5,818,792)
                                                               -----------------
Net unrealized depreciation ................................   $     (5,090,552)
                                                               =================


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

MONTAG & CALDWELL BALANCED FUND                                    JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)



CASH & NET OTHER ASSETS AND LIABILITIES    4%
COMMON STOCKS                             61%
U.S GOVERNMENT AND AGENCY OBLIGATIONS     17%
CORPORATE NOTES AND BONDS                 18%


% OF TOTAL NET ASSETS



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

COMMON STOCKS - 60.97%
               AUTOMOBILES & COMPONENTS - 1.17%
       7,000   Johnson Controls ............................   $         211,120
                                                               -----------------
               BANKS - 0.56%
       3,300   Wells Fargo .................................              99,891
                                                               -----------------
               CAPITAL GOODS - 3.31%
       6,700   Emerson Electric ............................             326,290
       3,300   Fluor .......................................             268,455
                                                               -----------------
                                                                         594,745
                                                               -----------------
               CONSUMER DURABLES & APPAREL - 1.14%
       3,500   NIKE, Class B ...............................             205,380
                                                               -----------------
               CONSUMER SERVICES - 2.16%
       6,500   McDonald's ..................................             388,635
                                                               -----------------
               DIVERSIFIED FINANCIALS - 1.60%
      12,600   Charles Schwab ..............................             288,414
                                                               -----------------
               ENERGY - 9.58%
       6,000   Cameron International * .....................             286,560
       1,800   Devon Energy ................................             170,802
      10,900   Halliburton .................................             488,538
       3,300   Occidental Petroleum ........................             260,139
       5,100   Schlumberger ................................             518,160
                                                               -----------------
                                                                       1,724,199
                                                               -----------------
               FOOD & STAPLES RETAILING - 6.01%
       3,300   Costco Wholesale ............................             206,844
      12,100   CVS Caremark ................................             441,650
       7,400   Wal-Mart Stores .............................             433,788
                                                               -----------------
                                                                       1,082,282
                                                               -----------------
               FOOD, BEVERAGE & TOBACCO - 5.05%
       9,400   Coca-Cola ...................................             484,100
       6,370   PepsiCo .....................................             423,987
                                                               -----------------
                                                                         908,087
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               HEALTH CARE EQUIPMENT & SERVICES - 2.32%
       6,500   Stryker .....................................   $         417,235
                                                               -----------------
               HOUSEHOLD & PERSONAL PRODUCTS - 3.88%
       2,550   Colgate-Palmolive ...........................             189,389
       7,765   Procter & Gamble ............................             508,452
                                                               -----------------
                                                                         697,841
                                                               -----------------
               PHARMACEUTICALS & BIOTECHNOLOGY - 8.34%
       7,700   Abbott Laboratories .........................             433,818
       6,600   Allergan ....................................             342,738
       6,700   Gilead Sciences * ...........................             361,666
      17,200   Schering-Plough .............................             362,576
                                                               -----------------
                                                                       1,500,798
                                                               -----------------
               SOFTWARE & SERVICES - 4.92%
       6,900   Electronic Arts * ...........................             297,942
       1,008   Google, Class A * ...........................             477,540
         450   MasterCard, Class A .........................             109,868
                                                               -----------------
                                                                         885,350
                                                               -----------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 10.93%
       2,200   Apple * .....................................             349,690
       7,900   Hewlett-Packard .............................             353,920
      12,700   Juniper Networks * ..........................             330,581
      10,200   QUALCOMM ....................................             564,468
       3,000   Research In Motion * ........................             368,460
                                                               -----------------
                                                                       1,967,119
                                                               -----------------
               TOTAL COMMON STOCKS
                  (Cost $9,461,831) ........................          10,971,096
                                                               -----------------




  PAR VALUE
------------

CORPORATE NOTES AND BONDS - 17.81%
               BANKS - 1.11%
$    200,000   Wells Fargo
                  4.200%, 01/15/10 .........................             200,167
                                                               -----------------
               DIVERSIFIED FINANCIALS - 6.45%
     200,000   American Express, Senior Unsubordinated Notes
                  7.000%, 03/19/18 .........................             199,247
     250,000   Bank of America
                  5.375%, 08/15/11 .........................             250,227
     250,000   Citigroup
                  5.125%, 05/05/14 .........................             235,433
     275,000   General Electric Capital, MTN, Series A
                  5.875%, 02/15/12 .........................             283,559
     200,000   Goldman Sachs Group
                  5.150%, 01/15/14 .........................             192,328
                                                               -----------------
                                                                       1,160,794
                                                               -----------------
               ENERGY - 1.33%
     225,000   Conoco Funding
                  6.350%, 10/15/11 .........................             238,440
                                                               -----------------
               FOOD & STAPLES RETAILING - 1.69%
     300,000   Wal-Mart Stores
                  4.125%, 07/01/10 .........................             304,389
                                                               -----------------
               PHARMACEUTICALS & BIOTECHNOLOGY - 1.62%
     300,000   Abbott Laboratories
                  4.350%, 03/15/14 .........................             290,372
                                                               -----------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

MONTAG & CALDWELL BALANCED FUND                                    JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



                                                                     MARKET
  PAR VALUE                                                          VALUE
------------                                                   -----------------

               TECHNOLOGY HARDWARE & EQUIPMENT - 2.65%
$    250,000   Cisco Systems
                  5.500%, 02/22/16 .........................   $         253,219
     225,000   Hewlett-Packard
                  4.500%, 03/01/13 .........................             223,206
                                                               -----------------
                                                                         476,425
                                                               -----------------
               TELECOMMUNICATION SERVICES - 2.96%
     275,000   BellSouth Capital Funding
                  7.750%, 02/15/10 .........................             289,651
     250,000   Verizon Communications
                  5.550%, 02/15/16 .........................             243,466
                                                               -----------------
                                                                         533,117
                                                               -----------------
               TOTAL CORPORATE NOTES AND BONDS
                  (Cost $3,249,796) ........................           3,203,704
                                                               -----------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 17.39%
               FEDERAL HOME LOAN MORTGAGE - 3.25%
     275,000   5.125%, 10/15/08 ............................             276,435
     100,000   6.625%, 09/15/09 ............................             104,040
     200,000   4.500%, 01/15/13 ............................             204,493
                                                               -----------------
                                                                         584,968
                                                               -----------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.33%
     275,000   6.000%, 05/15/11 ............................             293,101
     300,000   4.375%, 09/15/12 ............................             305,665
                                                               -----------------
                                                                         598,766
                                                               -----------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.00%
           4   9.000%, 09/15/08,
                  Pool # 27056 .............................                   4
                                                               -----------------
               U.S. TREASURY BOND - 6.02%
     200,000   8.125%, 08/15/19 ............................             267,203
     100,000   8.000%, 11/15/21 ............................             135,313
     175,000   6.875%, 08/15/25 ............................             222,182
     200,000   6.125%, 08/15/29 ............................             239,063
     200,000   5.375%, 02/15/31 ............................             219,828
                                                               -----------------
                                                                       1,083,589
                                                               -----------------
               U.S. TREASURY NOTE - 4.79%
     350,000   4.000%, 02/15/15 ............................             361,403
     250,000   4.500%, 02/15/16 ............................             263,984
     225,000   4.625%, 02/15/17 ............................             237,182
                                                               -----------------
                                                                         862,569
                                                               -----------------
               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                  (Cost $3,009,411) ........................           3,129,896
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

INVESTMENT COMPANY - 3.00%
     539,247   BlackRock Liquidity Funds
                  TempCash Portfolio .......................   $         539,247
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $539,247) ..........................             539,247
                                                               -----------------
TOTAL INVESTMENTS - 99.17%
   (Cost $16,260,285)** ....................................          17,843,943
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - 0.83% ...................             149,316
                                                               -----------------
NET ASSETS - 100.00% .......................................   $      17,993,259
                                                               =================


----------
*    Non-income producing security.

** At July 31, 2008, cost is identical for book and Federal income tax purposes.



Gross unrealized appreciation ..............................   $      1,893,170
Gross unrealized depreciation ..............................           (309,512)
                                                               -----------------
Net unrealized appreciation ................................   $      1,583,658
                                                               =================


MTN Medium Term Note

PORTFOLIO COMPOSITION



Common Stocks ..............................................                 61%
Investment Company .........................................                  3%
U.S. Government Obligations ................................                 11%
U.S. Government Agency Obligations .........................                  7%
Corporate Notes and Bonds (Moody's Ratings)
   Aaa .....................................................                  1%
   Aa ......................................................                  8%
   A .......................................................                  9%
                                                               -----------------
                                                                            100%
                                                               =================


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

BALANCED FUND                                                      JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)



ASSET-BACKED SECURITY & CASH AND NET OTHER ASSETS AND LIABILITIES    3%
COMMON STOCKS                                                       64%
CORPORATE NOTES AND BONDS                                           13%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS                              20%


% OF TOTAL NET ASSETS



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

COMMON STOCKS - 63.89%
               AUTOMOBILES & COMPONENTS - 1.29%
      10,700   Johnson Controls ............................   $         322,712
                                                               -----------------
               BANKS - 0.60%
       5,000   Wells Fargo .................................             151,350
                                                               -----------------
               CAPITAL GOODS - 3.56%
      10,000   Emerson Electric ............................             487,000
       5,000   Fluor .......................................             406,750
                                                               -----------------
                                                                         893,750
                                                               -----------------
               CONSUMER DURABLES & APPAREL - 1.19%
       5,100   NIKE, Class B ...............................             299,268
                                                               -----------------
               CONSUMER SERVICES - 2.34%
       9,800   McDonald's ..................................             585,942
                                                               -----------------
               DIVERSIFIED FINANCIALS - 1.74%
      19,100   Charles Schwab ..............................             437,199
                                                               -----------------
               ENERGY - 10.05%
       9,300   Cameron International * .....................             444,168
       2,750   Devon Energy ................................             260,948
      14,900   Halliburton .................................             667,818
       4,900   Occidental Petroleum ........................             386,267
       7,500   Schlumberger ................................             762,000
                                                               -----------------
                                                                       2,521,201
                                                               -----------------
               FOOD & STAPLES RETAILING - 6.27%
       4,900   Costco Wholesale ............................             307,132
      16,800   CVS Caremark ................................             613,200
      11,100   Wal-Mart Stores .............................             650,682
                                                               -----------------
                                                                       1,571,014
                                                               -----------------
               FOOD, BEVERAGE & TOBACCO - 5.03%
      13,000   Coca-Cola ...................................             669,500
       8,900   PepsiCo .....................................             592,384
                                                               -----------------
                                                                       1,261,884
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

               HEALTH CARE EQUIPMENT & SERVICES - 2.33%
       9,100   Stryker .....................................   $         584,129
                                                               -----------------
               HOUSEHOLD & PERSONAL PRODUCTS - 3.81%
       3,500   Colgate-Palmolive ...........................             259,945
      10,600   Procter & Gamble ............................             694,088
                                                               -----------------
                                                                         954,033
                                                               -----------------
               PHARMACEUTICALS & BIOTECHNOLOGY - 8.94%
      11,700   Abbott Laboratories .........................             659,178
       9,900   Allergan ....................................             514,107
       9,900   Gilead Sciences * ...........................             534,402
      25,300   Schering-Plough .............................             533,324
                                                               -----------------
                                                                       2,241,011
                                                               -----------------
               SOFTWARE & SERVICES - 4.98%
      10,195   Electronic Arts * ...........................             440,220
       1,402   Google, Class A * ...........................             664,198
         590   MasterCard, Class A .........................             144,049
                                                               -----------------
                                                                       1,248,467
                                                               -----------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 11.76%
       3,250   Apple * .....................................             516,587
      11,600   Hewlett-Packard .............................             519,680
      19,100   Juniper Networks * ..........................             497,173
      15,600   QUALCOMM ....................................             863,304
       4,500   Research In Motion * ........................             552,690
                                                               -----------------
                                                                       2,949,434
                                                               -----------------
               TOTAL COMMON STOCKS
                  (Cost $15,605,710) .......................          16,021,394
                                                               -----------------




  PAR VALUE
------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 20.09%
               FEDERAL HOME LOAN BANK - 1.14%
$    285,000   6.300%, 08/07/17 ............................             285,174
                                                               -----------------
               FEDERAL HOME LOAN MORTGAGE - 6.94%
     354,153   5.500%, 11/01/20,
                  Gold Pool # G18083 .......................             356,194
      56,747   5.500%, 12/01/20,
                  Gold Pool # G11820 .......................              57,074
     200,000   6.000%, 10/05/21, MTN .......................             200,091
     245,000   6.300%, 07/03/23, MTN .......................             244,417
     419,634   5.500%, 01/01/37,
                  Gold Pool # G02629 .......................             410,975
     241,784   5.500%, 09/01/37,
                  Gold Pool # G03202 .......................             236,644
     248,245   5.000%, 04/01/38,
                  Gold Pool # G04334 .......................             235,797
                                                               -----------------
                                                                       1,741,192
                                                               -----------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.12%
     250,000   6.000%, 03/13/23 ............................             247,413
     250,000   6.000%, 05/26/23 ............................             247,205
     200,000   6.000%, 02/26/24 ............................             197,416
      43,542   7.500%, 02/01/35,
                  Pool # 787557 ............................              46,379
      32,587   7.500%, 04/01/35,
                  Pool # 819231 ............................              34,710
     174,001   6.000%, 11/01/35,
                  Pool # 844078 ............................             175,273
     371,034   6.000%, 12/01/36,
                  Pool # 888029 ............................             373,341


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

BALANCED FUND                                                      JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



     PAR                                                             MARKET
    VALUE                                                            VALUE
------------                                                   -----------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION
                  (CONTINUED)
$    225,606   5.500%, 06/01/37,
                  Pool # 918778 ............................   $         221,043
     247,435   5.500%, 03/01/38,
                  Pool # 962344 ............................             242,406
                                                               -----------------
                                                                       1,785,186
                                                               -----------------
               GOVERNMENT NATIONAL
               MORTGAGE ASSOCIATION - 0.92%
     240,289   5.000%, 08/20/37,
                  Pool # 4015 ..............................             230,819
                                                               -----------------
               U.S. TREASURY BILLS (a) - 3.97%
     500,000   1.768%, 10/02/08 ............................             498,634
     500,000   1.704%, 11/06/08 ............................             497,750
                                                               -----------------
                                                                         996,384
                                                               -----------------
               TOTAL U.S. GOVERNMENT AND
                  AGENCY OBLIGATIONS
                  (Cost $5,050,689) ........................           5,038,755
                                                               -----------------
CORPORATE NOTES AND BONDS - 12.74%
               BANKS - 1.85%
     315,000   NB Capital Trust II
                  7.830%, 12/15/26 .........................             299,814
     250,000   Washington Mutual Bank,
                  Subordinated Notes
                  3.115%, 05/20/13 (b) .....................             162,723
                                                               -----------------
                                                                         462,537
                                                               -----------------
               CONSUMER DURABLES & APPAREL - 0.17%
      50,000   D.R. Horton
                  Senior Notes
                  6.875%, 05/01/13 .........................              43,250
                                                               -----------------
               CONSUMER SERVICES - 0.36%
     100,000   Yum! Brands, Senior Notes
                  6.875%, 11/15/37 .........................              90,603
                                                               -----------------
               DIVERSIFIED FINANCIALS - 5.22%
     125,000   American Express, Senior
                  Unsubordinated Notes
                  7.000%, 03/19/18 .........................             124,530
     250,000   Bear Stearns, MTN
                  3.068%, 11/21/16 (b) .....................             230,460
     100,000   CIT Group
                  Senior Notes
                  3.074%, 11/03/10 (b) .....................              80,693
     500,000   Citigroup, Subordinated Notes
                  3.188%, 08/25/36 (b) .....................             352,004
     150,000   Goldman Sachs Capital I
                  6.345%, 02/15/34 .........................             123,425
     250,000   Lehman Brothers Holdings
                  Subordinated Notes
                  6.875%, 07/17/37 .........................             207,755
     250,000   SLM, MTN
                  5.625%, 08/01/33 .........................             191,009
                                                               -----------------
                                                                       1,309,876
                                                               -----------------
               ENERGY - 0.44%
      50,000   Hess
                  7.875%, 10/01/29 .........................              56,989
      50,000   Western Oil Sands, Secured
                  8.375%, 05/01/12 .........................              54,430
                                                               -----------------
                                                                         111,419
                                                               -----------------




     PAR                                                             MARKET
    VALUE                                                            VALUE
------------                                                   -----------------

               FOOD, BEVERAGE AND TOBACCO - 1.00%
$    250,000   Kraft Foods
                  Senior Unsecured Notes
                  6.500%, 08/11/17 .........................   $         251,604
                                                               -----------------
               RETAILING - 0.76%
     250,000   Macys Retail Holdings
                  6.375%, 03/15/37 .........................             189,316
                                                               -----------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 0.60%
     200,000   Motorola
                  Senior Unsecured Notes
                  6.625%, 11/15/37 .........................             149,094
                                                               -----------------
               TELECOMMUNICATION SERVICES - 0.81%
     200,000   AT&T
                  6.000%, 03/15/09 (c) .....................             202,520
                                                               -----------------
               UTILITIES - 1.53%
     200,000   CenterPoint Energy
                  Senior Notes, Series B
                  7.250%, 09/01/10 .........................             206,498
     175,000   CILCORP
                  Senior Unsecured Notes
                  8.700%, 10/15/09 .........................             178,276
                                                               -----------------
                                                                         384,774
                                                               -----------------
               TOTAL CORPORATE NOTES AND BONDS
                  (Cost $3,701,046) ........................           3,194,993
                                                               -----------------
ASSET-BACKED SECURITY - 0.10%
      25,886   Household Automotive Trust
                  Series 2007-1, Class A2
                  5.320%, 05/17/10 .........................              25,939
                                                               -----------------
               TOTAL ASSET-BACKED SECURITY
                  (Cost $25,866) ...........................              25,939
                                                               -----------------




   SHARES
------------

INVESTMENT COMPANY - 2.48%
     622,244   BlackRock Liquidity Funds
                  TempCash Portfolio .......................             622,244
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $622,244) ..........................             622,244
                                                               -----------------
TOTAL INVESTMENTS - 99.30%
   (Cost $25,005,555)** ....................................          24,903,325
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - 0.70%                                 174,665
                                                               -----------------
NET ASSETS - 100.00%                                           $      25,077,990
                                                               =================


----------

*    Non-income producing security.

** At July 31, 2008, cost is identical for book and Federal income tax purposes.



     Gross unrealized appreciation .........................   $      1,075,789
     Gross unrealized depreciation .........................         (1,178,019)
                                                               -----------------
     Net unrealized depreciation                               $      (102,230)
                                                               =================


(a)  Annualized yield at the time of purchase.

(b) Floating rate note. The interest rate shown reflects the rate in effect at July 31, 2008.

(c) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

BALANCED FUND                                                      JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

MTN Medium Term Note



PORTFOLIO COMPOSITION
Investment Company .........................................                  3%
Common Stocks ..............................................                 64%
U.S. Government Obligations ................................                  4%
U.S. Government Agency Obligations .........................                 16%
Corporate Notes and Bonds (Moody's Ratings (c))
   Aa ......................................................                  2%
   A .......................................................                  3%
   Baa .....................................................                  5%
   Ba ......................................................                  2%
   NR ......................................................                  1%
                                                               ----------------
                                                                            100%
                                                               ================


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

TCH FIXED INCOME FUND                                              JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)




ASSET-BACKED SECURITIES, CASH &
   NET OTHER ASSETS AND LIABILITIES       4%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS   61%
CORPORATE NOTES AND BONDS                35%


% OF TOTAL NET ASSETS



                                                                     MARKET
  PAR VALUE                                                          VALUE
------------                                                   -----------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 61.42%
               FEDERAL HOME LOAN BANK - 2.49%
$  2,000,000      6.300%, 08/07/17 .........................   $       2,001,218
                                                               -----------------
               FEDERAL HOME LOAN MORTGAGE - 14.39%
   1,990,803   5.500%, 11/01/20,
                  Gold Pool # G18083 .......................           2,002,274
     319,093   5.500%, 12/01/20,
                  Gold Pool # G11820 .......................             320,931
   1,000,000   6.500%, 07/20/22, MTN .......................           1,012,628
     360,768   6.000%, 10/01/35,
                  Gold Pool # A47772 .......................             363,631
     839,268   5.500%, 01/01/37,
                  Gold Pool # G02629 .......................             821,950
     906,874   5.500%, 05/01/37,
                  Pool # A60048 ............................             887,593
   1,934,274   5.500%, 09/01/37,
                  Gold Pool # G03202 .......................           1,893,150
   1,981,733   5.000%, 02/01/38,
                  Gold Pool # A73409 .......................           1,882,357
   2,482,450   5.000%, 04/01/38,
                  Gold Pool # G04334 .......................           2,357,965
                                                               -----------------
                                                                      11,542,479
                                                               -----------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 28.65%
   1,000,000   4.125%, 04/15/14 ............................             999,892
     749,210   6.000%, 11/01/17,
                  Pool # 662854 ............................             767,940
     469,556   6.000%, 04/01/18,
                  Pool # 725175 ............................             481,442
     650,257   5.500%, 11/01/18,
                  Pool # 748886 ............................             657,458
     352,843   4.500%, 06/01/19,
                  Pool # 747860 ............................             342,960
   1,762,284   6.000%, 01/01/21,
                  Pool # 850787 ............................           1,802,487




                                                                     MARKET
  PAR VALUE                                                          VALUE
------------                                                   -----------------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION
                  (CONTINUED)
$    500,000   6.000%, 12/02/21 ............................   $         498,585
   1,000,000   6.250%, 05/02/22 ............................           1,000,517
   1,500,000   6.000%, 03/03/23 ............................           1,484,655
   2,000,000   6.000%, 03/13/23 ............................           1,979,304
   1,000,000   6.000%, 05/26/23 ............................             988,820
   1,000,000   6.000%, 02/26/24 ............................             987,080
   3,330,835   5.500%, 07/25/31,
                  Series 2005-27,
                  Class TH, CMO ............................           3,401,150
     951,625   6.000%, 09/01/32,
                  Pool # 847899 ............................             963,045
     270,499   6.000%, 02/01/34,
                  Pool # 771952 ............................             273,238
     277,734   7.500%, 02/01/35,
                  Pool # 787557 ............................             295,827
     207,799   7.500%, 04/01/35,
                  Pool # 819231 ............................             221,335
     978,013   6.000%, 11/01/35,
                  Pool # 844078 ............................             985,164
     840,845   5.000%, 05/01/36,
                  Pool # 745581 ............................             802,096
     742,067   6.000%, 12/01/36,
                  Pool # 888029 ............................             746,682
     902,423   5.500%, 06/01/37,
                  Pool # 918778 ............................             884,173
   2,474,347   5.500%, 03/01/38,
                  Pool # 962344 ............................           2,424,061
                                                               -----------------
                                                                      22,987,911
                                                               -----------------
               GOVERNMENT NATIONAL MORTGAGE
                  ASSOCIATION - 5.94%
   2,000,000   6.000%, 07/20/38,
                  Pool # 4195 ..............................           2,019,802
     935,039   5.000%, 05/20/37,
                  Pool # 782156 ............................             898,186
   1,922,313   5.000%, 08/20/37,
                  Pool # 4015 ..............................           1,846,548
                                                               -----------------
                                                                       4,764,536
                                                               -----------------
               U.S. TREASURY BILLS - 6.83%
   3,000,000   1.760%, 10/02/08 (a) ........................           2,991,801
   2,500,000   1.690%, 11/06/08 (a) ........................           2,488,750
                                                               -----------------
                                                                       5,480,551
                                                               -----------------
               U.S. TREASURY NOTE - 3.12%
   2,500,000      4.125%, 08/15/08 .........................           2,503,322
                                                               -----------------
               TOTAL U.S. GOVERNMENT AND AGENCY
                  OBLIGATIONS
                  (Cost $49,332,675) .......................          49,280,017
                                                               -----------------
CORPORATE NOTES AND BONDS - 34.94%
               BANKS - 3.85%
     500,000   HSBC Holdings PLC
                  6.800%, 06/01/38 .........................             470,574
   1,725,000   NB Capital Trust II
                  7.830%, 12/15/26 .........................           1,641,839
   1,500,000   Washington Mutual Bank,
                  Subordinated Notes
                  3.115%, 05/20/13 (b) .....................             976,341
                                                               -----------------
                                                                       3,088,754
                                                               -----------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

TCH FIXED INCOME FUND                                              JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



                                                                     MARKET
  PAR VALUE                                                          VALUE
------------                                                   -----------------

               CAPITAL GOODS - 0.81%
$    750,000   USG
                  Senior Unsecured Notes
                  8.000%, 01/15/18 .........................   $         652,500
                                                               -----------------
               CONSUMER DURABLES & APPAREL - 0.81%
     750,000   D.R. Horton
                  Senior Notes
                  6.875%, 05/01/13 .........................             648,750
                                                               -----------------
               CONSUMER SERVICES - 2.10%
   1,000,000   Darden Restaurants,
                  Senior Unsecured Notes
                  6.800%, 10/15/37 .........................             871,556
     900,000   Yum! Brands, Senior Notes
                  6.875%, 11/15/37 .........................             815,424
                                                               -----------------
                                                                       1,686,980
                                                               -----------------
               DIVERSIFIED FINANCIALS - 11.90%
     750,000   American Express
                  Senior Unsecured Notes
                  8.150%, 03/19/38 .........................             777,042
     250,000   Bank of America
                  Senior Unsecured Notes
                  3.191%, 09/11/12 (b) .....................             245,550
   1,500,000   Bear Stearns, MTN
                  3.068%, 11/21/16 (b) .....................           1,382,762
               CIT Group
                  Senior Notes
     500,000      3.074%, 11/03/10 (b) .....................             403,467
   1,000,000      2.935%, 02/13/12 (b) .....................             744,361
   2,000,000   Citigroup, Subordinated Notes
                  3.188%, 08/25/36 (b) .....................           1,408,016
     500,000   General Electric Capital, MTN,
                  Series A3.164%, 05/05/26 (b) .............             426,515
     800,000   Goldman Sachs Capital I
                  6.345%, 02/15/34 .........................             658,269
     500,000   IBM International Group Capital
                  3.133%, 07/29/09 (b) .....................             502,026
     250,000   John Deere Capital
                  Senior Unsecured Notes, MTN
                  3.485%, 01/18/11 (b) .....................             250,460
   1,000,000   Lehman Brothers Holdings
                  Subordinated Notes
                  6.875%, 07/17/37 .........................             831,020
     600,000   Merrill Lynch
                  6.110%, 01/29/37 .........................             447,794
     750,000   Merrill Lynch, MTN
                  6.875%, 04/25/18 .........................             703,286
   1,000,000   SLM, MTN
                  5.625%, 08/01/33 .........................             764,036
                                                               -----------------
                                                                       9,544,604
                                                               -----------------
               DIVERSIFIED MANUFACTURING - 0.61%
     500,000   Tyco Electronics Group
                  7.125%, 10/01/37 .........................             490,551
                                                               -----------------
               ENERGY - 1.51%
     100,000   Hess
                  7.875%, 10/01/29 .........................             113,978
   1,005,000   Western Oil Sands, Secured
                  8.375%, 05/01/12 .........................           1,094,046
                                                               -----------------
                                                                       1,208,024
                                                               -----------------




                                                                     MARKET
  PAR VALUE                                                          VALUE
------------                                                   -----------------

               FOOD & STAPLES RETAILING - 0.31%
$    250,000   Kroger
                  6.900%, 04/15/38 .........................   $         250,426
                                                               -----------------
               FOOD, BEVERAGE AND TOBACCO - 1.22%
   1,000,000   Kraft Foods
                  Senior Unsecured Notes
                  7.000%, 08/11/37 .........................             977,552
                                                               -----------------
               HEALTH CARE EQUIPMENT & SERVICES - 0.57%
     500,000   Unitedhealth Group
                  6.875%, 02/15/38 .........................             455,657
                                                               -----------------
               MATERIALS - 0.63%
     500,000   International Paper
                  8.700%, 06/15/38 .........................             503,330
                                                               -----------------
               MEDIA - 0.29%
     250,000   Viacom
                  Senior Unsecured Notes
                  6.125%, 10/05/17 .........................             236,062
                                                               -----------------
               PHARMACEUTICALS & BIOTECHNOLOGY - 0.63%
     500,000   Biogen Idec
                  Senior Unsecured Notes
                  6.875%, 03/01/18 .........................             507,663
                                                               -----------------
               RETAILING - 5.10%
   1,000,000   Home Depot
                  Senior Unsecured Notes
                  5.875%, 12/16/36 .........................             793,061
     750,000   JC Penney
                  6.375%, 10/15/36 .........................             601,310
   1,000,000   Limited Brands
                  Senior Unsecured Notes
                  7.600%, 07/15/37 .........................             810,669
               Macys Retail Holdings
     600,000      7.875%, 07/15/15                                       597,262
     500,000      6.375%, 03/15/37 .........................             378,632
   1,000,000   Nordstrom
                  Senior Unsecured Notes
                  7.000%, 01/15/38 .........................             915,083
                                                               -----------------
                                                                       4,096,017
                                                               -----------------
               SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT - 0.31%
     250,000   KLA Instruments
                  Senior Unsecured Notes
                  6.900%, 05/01/18 .........................             244,692
                                                               -----------------
               TECHNOLOGY HARDWARE & EQUIPMENT - 0.74%
     800,000   Motorola
                  Senior Unsecured Notes
                  6.625%, 11/15/37 .........................             596,376
                                                               -----------------
               TELECOMMUNICATION SERVICES - 0.30%
     250,000   British Telecom
                  Senior Unsecured Notes
                  5.950%, 01/15/18 .........................             240,976
                                                               -----------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

TCH FIXED INCOME FUND                                              JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



                                                                     MARKET
  PAR VALUE                                                          VALUE
------------                                                   -----------------

               UTILITIES - 3.25%
$  1,045,000   CenterPoint Energy
                  Senior Notes, Series B
                  7.250%, 09/01/10 .........................   $       1,078,954
   1,500,000   CILCORP
                  Senior Unsecured Notes
                  8.700%, 10/15/09 .........................           1,528,085
                                                               -----------------
                                                                       2,607,039
                                                               -----------------
               TOTAL CORPORATE NOTES AND BONDS
                  (Cost $31,542,576) .......................          28,035,953
                                                               -----------------
ASSET-BACKED SECURITIES - 0.21%
      36,537   Capital One Auto Finance Trust
                  Series 2007-A, Class A2
                  5.330%, 05/17/10 .........................              36,530
     129,428   Household Automotive Trust
                  Series 2007-1, Class A2
                  5.320%, 05/17/10 .........................             129,695
                                                               -----------------
               TOTAL ASSET-BACKED SECURITIES
                  (Cost $165,866) ..........................             166,225
                                                               -----------------




   SHARES
------------

INVESTMENT COMPANY - 5.38%
   4,319,794   BlackRock Liquidity Funds
                  TempCash Portfolio .......................           4,319,794
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $4,319,794) ........................          4,319,794
                                                               -----------------
TOTAL INVESTMENTS - 101.95%
   (Cost $85,360,911)* .....................................         81,801,989
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - (1.95)% .................         (1,561,063)
                                                               -----------------
NET ASSETS - 100.00% .......................................   $     80,240,926
                                                               =================


----------
* At July 31, 2008, cost is identical for book and Federal income tax purposes.

(a)  Annualized yield at the time of purchase.

(b) Variable rate bond. The interest rate shown reflects the rate in effect at July 31, 2007.



Gross unrealized appreciation ...   $   325,005
Gross unrealized depreciation ...    (3,883,927)
                                    -----------
Net unrealized depreciation .....   $(3,558,922)
                                    ===========


CMO  Collateralized Mortgage Obligation

MTN  Medium Term Note

PORTFOLIO COMPOSITION



Investment Company ...........................     5%
U.S. Government Obligations ..................    10%
U.S. Government Agency Obligations ...........    50%
Corporate Notes and Bonds (Moody's Ratings)
   Aaa .......................................     1%
   Aa ........................................     4%
   A .........................................     7%
   Baa .......................................    18%
   Ba ........................................     5%
                                                 ---
                                                 100%
                                                 ===


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND                     JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)



INSURANCE FUNDING AGREEMENT                  3%
CASH AND NET OTHER ASSETS AND LIABILITIES    3%
COMMERCIAL PAPER                            62%
CERTIFICATES OF DEPOSIT                     24%
REPURCHASE AGREEMENT                         4%
CORPORATE NOTES AND BONDS                    4%


% OF TOTAL NET ASSETS



                                                                   AMORTIZED
  PAR VALUE                                                           COST
------------                                                   -----------------

COMMERCIAL PAPER (A) - 62.05%
               ASSET-BACKED - 31.75%
               Charta LLC
$ 20,000,000      2.880%, 08/15/08 (b) .....................   $      19,977,600
  20,000,000      2.800%, 10/20/08 (b) .....................          19,875,556
               Edison Asset Securitization
  15,000,000      2.830%, 08/06/08 (b) .....................          14,994,104
  15,000,000      2.900%, 10/28/08 (b) .....................          14,893,667
               Eureka Securitization
  20,000,000      2.900%, 10/02/08 (b) .....................          19,900,111
  20,000,000      2.850%, 10/03/08 (b) .....................          19,900,250
  20,000,000      2.810%, 10/10/08 (b) .....................          19,890,722
               FCAR Owner Trust I
  25,000,000      2.800%, 08/01/08 .........................          25,000,000
  20,000,000      2.970%, 08/15/08 .........................          19,976,900
  10,000,000   FCAR Owner Trust II
                  2.720%, 08/01/08 .........................          10,000,000
               Gemini Securitization LLC
  40,000,000      2.650%, 08/27/08 (b) .....................          39,923,444
  20,000,000      2.770%, 10/09/08 (b) .....................          19,893,817
               Mont Blanc Capital
  45,702,000      2.650%, 08/04/08 (b) .....................          45,691,907
  18,300,000      2.700%, 08/15/08 (b) .....................          18,280,785
  20,000,000      2.720%, 09/08/08 (b) .....................          19,942,578
  18,000,000   New Center Asset Trust
                  2.950%, 08/12/08 .........................          17,983,775
               Old Line Funding LLC
  20,000,000      2.680%, 08/12/08 (b) .....................          19,983,622
  20,000,000      2.770%, 10/15/08 (b) .....................          19,884,583
  20,000,000      2.720%, 10/17/08 (b) .....................          19,883,644
  50,000,000   Park Avenue Receivables
                  2.450%, 08/05/08 (b) .....................          49,986,389
               Ranger Funding LLC
  20,000,000      2.700%, 10/14/08 (b) .....................          19,889,000
  20,000,000      2.760%, 11/03/08 (b) .....................          19,855,867
  20,000,000   Sheffield Receivables
                  2.750%, 10/14/08 (b) .....................          19,886,944
  15,000,000   Thames Asset Global Securitization
                  2.800%, 08/07/08 (b) .....................          14,993,000




                                                                   AMORTIZED
  PAR VALUE                                                           COST
------------                                                   -----------------

               ASSET-BACKED (CONTINUED)
               Yorktown Capital LLC
$ 20,000,000      2.720%, 10/20/08 (b) .....................   $      19,879,111
  12,000,000      2.770%, 11/04/08 (b) .....................          11,912,283
                                                               -----------------
                                                                     562,279,659
                                                               -----------------
               BANKS - 28.33%
  15,000,000   Abbey National NA
                  2.620%, 09/15/08 .........................          14,950,875
               ANZ National International
  20,000,000      2.850%, 08/13/08 (b) .....................          19,981,000
  25,000,000      2.860%, 08/19/08 (b) .....................          24,964,250
  15,000,000      2.740%, 11/25/08 (b) .....................          14,867,567
               Barclays US Funding
  20,000,000      3.005%, 08/28/08 .........................          19,954,925
  15,000,000      2.810%, 09/05/08 .........................          14,959,021
  15,000,000      2.615%, 09/26/08 .........................          14,938,983
  15,000,000      2.720%, 11/21/08 .........................          14,873,067
  15,000,000   BNP Paribas Finance
                  3.070%, 12/17/08 .........................          14,823,475
               Danske
  16,000,000      2.650%, 09/05/08 (b) .....................          15,958,778
  20,000,000      2.720%, 10/17/08 (b) .....................          19,883,644
  20,000,000   Depfa Bank
                  2.850%, 10/17/08 (b) .....................          19,878,083
  20,000,000   Dexia (DE)
                  2.780%, 10/08/08 .........................          19,894,978
  15,000,000   Greenwich Capital Holdings
                  2.920%, 08/19/08 .........................          14,981,282
               ING Funding
  10,000,000      2.860%, 08/21/08 .........................           9,984,111
  15,000,000      2.770%, 10/20/08 .........................          14,907,667
  20,000,000   Natexis Banque US Finance
                  2.850%, 11/21/08 .........................          19,822,667
               National Australia Funding (DE)
  16,050,000      2.610%, 08/04/08 (b) .....................          16,046,509
  15,000,000      2.970%, 12/01/08 (b) .....................          14,849,025
  25,000,000      2.730%, 12/05/08 (b) .....................          24,761,125
  10,000,000   Nordea NA
                  2.780%, 02/13/09 .........................           9,848,644
               Societe Generale
  15,000,000      2.700%, 08/06/08 .........................          14,994,375
  20,000,000      3.020%, 10/15/08 .........................          19,874,167
  20,000,000      3.020%, 11/07/08 .........................          19,835,578
  15,000,000      2.810%, 11/14/08 .........................          14,877,063
  20,000,000   Svenska Handlesbank
                  2.700%, 10/16/08 .........................          19,886,000
               Toronto Dominion Holdings USA
  12,500,000      2.580%, 09/29/08 (b) .....................          12,447,146
  15,000,000      2.780%, 12/05/08 (b) .....................          14,854,050
               Westpac Banking
  15,000,000      2.580%, 09/12/08 (b) .....................          14,954,850
  15,000,000      2.710%, 10/10/08 (b) .....................          14,920,958
                                                               -----------------
                                                                     501,773,863
                                                               -----------------
               FINANCE - 1.97%
               International Lease Finance
  20,000,000      2.730%, 08/01/08 .........................          20,000,000
  15,000,000      2.710%, 08/19/08 .........................          14,979,675
                                                               -----------------
                                                                      34,979,675
                                                               -----------------
               TOTAL COMMERCIAL PAPER
                  (Cost $1,099,033,197) ....................       1,099,033,197
                                                               -----------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND                     JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



                                                                   AMORTIZED
  PAR VALUE                                                           COST
------------                                                   -----------------

CERTIFICATES OF DEPOSIT - 23.64%
               Abbey National Treasury
$ 15,000,000      2.930%, 10/22/08 .........................   $      15,000,000
  15,000,000      2.755%, 12/01/08 .........................          15,000,250
  25,000,000      2.870%, 12/29/08 .........................          25,000,000
  20,000,000   Australia & New Zealand Banking
                  Group (NY)
                  2.790%, 10/23/08 .........................          20,000,915
  15,000,000   Bank of Montreal Chicago
                  3.000%, 08/07/08 .........................          15,000,246
               BNP Paribas (NY)
  25,000,000      2.890%, 08/14/08 .........................          25,000,000
  10,000,000      2.895%, 09/02/08 .........................          10,001,189
  30,000,000      2.950%, 10/28/08 .........................          29,999,991
               Calyon (NY)
   5,000,000      2.771%, 10/24/08 (c) .....................           4,998,564
  20,000,000      2.740%, 11/14/08 .........................          20,000,000
  15,000,000   Harris NA
                  3.000%, 08/06/08 .........................          15,000,000
  20,000,000   Landesbank Baden Wuerttemberg (NY)
                  2.790%, 10/07/08 .........................          20,000,000
  20,000,000   Natixis
                  2.300%, 08/01/08 (c) .....................          20,000,000
               Nordea Bank Finland (NY)
  20,000,000      4.820%, 10/22/08 .........................          20,094,886
   4,700,000      2.433%, 12/01/08 (c) .....................           4,691,568
  13,900,000      2.449%, 04/09/09 (c) .....................          13,857,487
  20,000,000   Royal Bank of Canada (NY)
                  2.970%, 08/25/08 .........................          20,000,914
               Royal Bank of Scotland (NY)
  15,000,000      2.940%, 10/20/08 .........................          15,000,000
  30,000,000      2.960%, 11/03/08 .........................          30,012,141
  20,000,000      2.960%, 11/17/08 .........................          20,004,730
  20,000,000   Svenska Handelsbanken (NY)
                  2.870%, 08/13/08 .........................          20,000,066
  20,000,000   Toronto Dominion Bank (NY)
                  2.980%, 08/26/08 .........................          20,000,068
  20,000,000   US Bank NA
                  2.700%, 09/15/08 .........................          20,000,000
                                                               -----------------
               TOTAL CERTIFICATES OF DEPOSIT
                  (Cost $418,663,015)                                418,663,015
                                                               -----------------
CORPORATE NOTES AND BONDS - 4.01%
               BANKS - 2.74%
  18,500,000   Bank of Scotland
                  2.891%, 10/06/08 (c) (d) .................          18,499,642
   5,000,000   National Australia Bank
                  2.919%, 02/19/09 (c) (d) .................           5,000,581
   5,000,000   Svenska Handelsbanken
                  2.448%, 09/19/08 (c) (d) .................           4,997,896
  20,000,000   Wachovia Bank NA
                  2.120%, 10/02/08 (c) .....................          19,982,121
                                                               -----------------
                                                                      48,480,240
                                                               -----------------
               FINANCE - 1.27%
               American Honda Finance
  12,500,000      2.711%, 09/11/08 (c) (d) .................          12,501,007
  10,000,000      2.110%, 10/30/08 (c) (d) .................           9,986,693
                                                               -----------------
                                                                      22,487,700
                                                               -----------------
               TOTAL CORPORATE NOTES AND BONDS
                  (Cost $70,967,940)                                  70,967,940
                                                               -----------------




                                                                   AMORTIZED
  PAR VALUE                                                           COST
------------                                                   -----------------

INSURANCE FUNDING AGREEMENT - 2.82%
$ 50,000,000   ING USA Annuity & Life Insurance
                  3.223%, 08/01/08 (e)
                  Reset Date: 08/01/08 .....................   $      50,000,000
                                                               -----------------
               TOTAL INSURANCE FUNDING AGREEMENT
                  (Cost $50,000,000)                                  50,000,000
                                                               -----------------




                                                                     MARKET
                                                                     VALUE
                                                               -----------------

REPURCHASE AGREEMENT - 3.95%
  70,000,000   Bank of America Securities,
                  2.288%, dated 07/31/2008, matures
                  08/01/2008, repurchase price $70,004,449
                  (collateralized by corporate bond
                  securities with interest rates from 0.390%
                  to 8.375% and maturities of 2008 to 2036,
                  total market value $71,400,000) ..........          70,000,000
                                                               -----------------
               TOTAL REPURCHASE AGREEMENT
                  (Cost $70,000,000)                                  70,000,000
                                                               -----------------




   SHARES
-----------

INVESTMENT COMPANIES - 3.49%
  31,754,018   AIM STIT Liquid Assets Portfolio                       31,754,018
  30,117,571   BlackRock Liquidity Funds TempFund
                  Portfolio ................................          30,117,571
                                                               -----------------
               TOTAL INVESTMENT COMPANIES
                  (Cost $61,871,589)                                  61,871,589
                                                               -----------------
TOTAL INVESTMENTS - 99.96%
   (Cost $1,770,535,741)* ..................................       1,770,535,741
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - 0.04% ...................             678,957
                                                               -----------------
NET ASSETS - 100.00% .......................................   $   1,771,214,698
                                                               =================


-------
* At July 31, 2008, cost is identical for book and Federal income tax purposes.

(a)  Annualized yield at the time of purchase.

(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At July 31, 2008, these securities amounted to $717,685,969 or 40.52% of net assets. These securities have been determined by the Adviser to be liquid securities.

(c) Variable rate bonds. The interest rates shown reflect the rates in effect at July 31, 2008.

(d) Securities exempt from registration under section 144A of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At July 31, 2008, these securities amounted to $50,985,819 or 2.88% of net assets. These securities have been determined by the Adviser to be liquid securities.

(e) Variable rate instrument. The rate shown reflects the rate in effect on July 31, 2008. This security has been deemed by the Adviser to be an illiquid security because it is subject to a delayed settlement restriction of sixty days or more if redeemed prior to maturity. At July 31, 2008, this security amounted to $50,000,000 or 2.82% of net assets.

(DE) Delaware

(NY) New York

STIT Short-Term Investments Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

ABN AMRO GOVERNMENT MONEY MARKET FUND                              JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)



CASH AND NET OTHER ASSETS AND LIABILITIES     8%
REPURCHASE AGREEMENTS                        64%
U.S. GOVERNMENT AGENCY OBLIGATIONS           28%


% OF TOTAL NET ASSETS



                                                                   AMORTIZED
  PAR VALUE                                                           COST
------------                                                   -----------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (A) - 28.25%
$ 25,000,000   Federal Home Loan Bank ......................   $      24,995,417
  22,000,000   Federal Home Loan Bank ......................          21,991,383
  20,000,000   Federal Home Loan Bank ......................          19,982,889
  30,000,000   Federal Home Loan Bank ......................          29,947,967
                                                               -----------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                  (Cost $96,917,656)                                  96,917,656
                                                               -----------------




                                                                     MARKET
                                                                     VALUE
                                                               -----------------

REPURCHASE AGREEMENTS - 64.13%
  50,000,000   Bank of America, 2.160%, dated 07/31/08,
                  matures 08/01/08, repurchase price
                  $50,003,000 (collateralized by U.S.
                  Government Agency instrument, with
                  interest rate of 5.000% and maturity of
                  2035, total market value $51,000,000) ....          50,000,000
  70,000,000   Barclays Capital, 2.180%, dated 07/31/08,
                  matures 08/01/08, repurchase price
                  $70,004,239 (collateralized by U.S.
                  Government Agency instrument, with
                  interest rate of 4.500% and maturity of
                  2023, total market value $71,400,000) ....          70,000,000
 100,000,000   Deutsche Bank, 2.200%, dated 07/31/08,
                  matures 08/01/08, repurchase price
                  $100,006,111 (collateralized by U.S.
                  Government Agency instruments, with
                  interest rates from 4.303% to 7.000% and
                  maturities from 2020 to 2038, total market
                  value $102,000,000) ......................         100,000,000
                                                               -----------------
               TOTAL REPURCHASE AGREEMENTS
                  (Cost $220,000,000)                                220,000,000
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

INVESTMENT COMPANY - 7.75%
  13,043,906   AIM STIT Government & Agency Portfolio ......   $      13,043,906
  13,527,825   BlackRock Liquidity Funds FedFund
                  Portfolio ................................          13,527,825
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $26,571,731)                                 26,571,731
                                                               -----------------
TOTAL INVESTMENTS - 100.13%
   (Cost $343,489,387)* ....................................        343,489,387
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - (0.13)% .................           (452,830)
                                                               -----------------
NET ASSETS - 100.00% .......................................   $    343,036,557
                                                               =================


* At July 31, 2008, cost is identical for book and Federal income tax purposes.

(a)  Annualized yield at the time of purchase.

STIT Short-Term Investments Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

ABN AMRO MONEY MARKET FUND                                         JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)



CASH AND NET OTHER ASSETS AND LIABILITIES   4%
COMMERCIAL PAPER                           78%
CERTIFICATE OF DEPOSIT                     18%


% OF TOTAL NET ASSETS



                                                                   AMORTIZED
 PAR VALUE                                                            COST
------------                                                   -----------------

COMMERCIAL PAPER (a) - 78.51%
               ASSET-BACKED - 25.41%
 $10,000,000   Atlantic Asset Securitization
                  2.500%, 08/06/08 (b) .....................   $       9,996,528
  10,000,000   Barton Capital
                  2.620%, 09/03/08 (b) .....................           9,975,983
               Eureka Securitization
   5,500,000      2.650%, 08/26/08 (b) .....................           5,489,878
   5,000,000      2.900%, 10/03/08 (b) .....................           4,974,625
  10,000,000   Gemini Securitization LLC
                  2.650%, 08/27/08 (b) .....................           9,980,861
  10,000,000   Jupiter Securitization
                  2.470%, 08/04/08 (b) .....................           9,997,942
  10,000,000   Mont Blanc Capital
                  2.650%, 08/15/08 (b) .....................           9,989,694
   5,000,000   Sheffield Receivables
                  2.550%, 08/06/08 (b) .....................           4,998,229
  10,000,000   Yorktown Capital LLC
                  2.520%, 08/14/08 (b) .....................           9,990,900
                                                               -----------------
                                                                      75,394,640
                                                               -----------------
               BANKS - 44.69%
   5,000,000   Abbey National NA
                  2.620%, 09/15/08 .........................           4,983,625
   5,000,000   ANZ National International
                  2.550%, 09/08/08 (b) .....................           4,986,542
   5,000,000   Australia & New Zealand Banking Group
                  2.620%, 09/30/08 (b) .....................           4,978,167
               Barclays US Funding
   5,000,000      3.005%, 08/28/08 .........................           4,988,731
   5,000,000      2.755%, 09/30/08 .........................           4,977,042
               BNP Paribas Finance
   7,000,000      2.600%, 09/18/08 .........................           6,975,733
   5,000,000      2.800%, 11/10/08 .........................           4,960,722
   5,000,000   Dexia (DE)
                  2.780%, 10/08/08 .........................           4,973,744
   5,000,000   ING Funding
                  2.920%, 10/29/08 .........................           4,963,906




                                                                   AMORTIZED
  PAR VALUE                                                           COST
------------                                                   -----------------

               BANKS (CONTINUED)
 $10,000,000   KFW
                  2.170, 08/05/08 (b) ......................   $       9,997,589
   3,000,000   Lloyds TSB Bank
                  2.160%, 08/07/08 .........................           2,998,920
               National Australia Funding (DE)
   5,000,000      2.700%, 09/08/08 (b) .....................           4,985,750
   5,000,000      2.800%, 10/14/08 (b) .....................           4,971,222
   3,000,000      2.930%, 12/16/08 (b) .....................           2,966,549
   5,000,000   Nordea NA
                  2.540%, 09/10/08 .........................           4,985,889
  10,000,000   Royal Bank of Scotland
                  2.600%, 09/26/08 .........................           9,959,556
  10,000,000   Societe Generale
                  2.700%, 08/06/08 .........................           9,996,250
               Svenska Handlesbank
   5,000,000      2.350%, 08/05/08 .........................           4,998,694
   5,000,000      2.600%, 08/25/08 .........................           4,991,333
   5,000,000   Toronto Dominion Holdings USA
                  2.575%, 09/11/08 (b) .....................           4,985,337
  10,000,000   UBS Finance (DE)
                  2.465%, 08/29/08 .........................           9,980,828
               Westpac Banking
   5,000,000      2.640%, 09/12/08 (b) .....................           4,984,600
   5,000,000      2.680%, 10/08/08 (b) .....................           4,974,689
                                                               -----------------
                                                                     132,565,418
                                                               -----------------
               FINANCE - 5.05%
   5,000,000   General Electric Capital
                  2.600%, 08/22/08 .........................           4,992,417
  10,000,000   International Lease Finance
                  2.710%, 08/18/08 .........................           9,987,203
                                                               -----------------
                                                                      14,979,620
                                                               -----------------
               INSURANCE - 3.36%
  10,000,000   Prudential Funding
                  2.400%, 09/23/08 .........................           9,964,667
                                                               -----------------
               TOTAL COMMERCIAL PAPER
                  (Cost $232,904,345) ......................         232,904,345
                                                               -----------------
CERTIFICATES OF DEPOSIT - 17.88%
   5,000,000   Abbey National Treasury
                  2.930%, 10/22/08 .........................           5,000,000
   5,000,000   Australia & New Zealand
                  Banking Group (NY)
                  2.790%, 10/23/08 .........................           5,000,228
   5,000,000   Calyon (NY)
                  3.000%, 10/22/08 .........................           5,002,852
  10,000,000   Chase Bank USA NA
                  2.300%, 08/05/08 .........................           9,999,999
   3,000,000   Landesbank Baden Wuerttemberg (NY)
                  2.790%, 10/07/08 .........................           3,000,000
   5,000,000   Nordea Bank Finland (NY)
                  4.820%, 10/22/08 .........................           5,023,721
   5,000,000   Rabobank Nederland (NY)
                  2.620%, 08/19/08 .........................           5,000,169
   5,000,000   Royal Bank of Canada (NY)
                  2.970%, 08/25/08 .........................           5,000,229
   5,000,000   Toronto Dominion Bank (NY)
                  2.980%, 08/26/08 .........................           5,000,017
   5,000,000   US Bank NA
                  2.700%, 09/15/08 .........................           5,000,000
                                                               -----------------
               TOTAL CERTIFICATES OF DEPOSIT
                  (Cost $53,027,215)                                  53,027,215
                                                               -----------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

ABN AMRO MONEY MARKET FUND                                         JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



                                                                    MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

INVESTMENT COMPANY - 3.49%
  10,342,014   BlackRock Liquidity Funds
                  TempFund Portfolio .......................   $      10,342,014
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $10,342,014) .......................          10,342,014
                                                               -----------------
TOTAL INVESTMENTS - 99.88%
   (Cost $296,273,574)* ....................................         296,273,574
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - 0.12% ...................             365,696
                                                               -----------------
NET ASSETS - 100.00% .......................................   $     296,639,270
                                                               =================


----------
* At July 31, 2008, cost is identical for book and Federal income tax purposes.

(a)  Annualized yield at the time of purchase.

(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At July 31, 2008, these securities amounted to $123,225,085 or 41.54% of net assets. These securities have been determined by the Adviser to be liquid securities.

(DE) Delaware

(NY) New York

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

ABN AMRO TAX-EXEMPT MONEY MARKET FUND                              JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                  (PIE CHART)



CASH AND NET OTHER ASSETS AND LIABILITIES    5%
EDUCATION                                   25%
GENERAL OBLIGATION                          22%
MEDICAL                                     12%
UTILITIES                                   12%
POLLUTION                                   11%
DEVELOPMENT                                 10%
HOUSING                                      3%


% OF TOTAL NET ASSETS



                                                                   AMORTIZED
  PAR VALUE                                                           COST
------------                                                   -----------------

MUNICIPAL OBLIGATIONS - 95.25%
               ALASKA - 2.01%
               Valdez Marine Terminal RB,
                  BP Pipelines, Inc. Project
  $2,400,000      2.100%, 08/01/08 (a) .....................   $       2,400,000
     500,000      Series A
                  2.100%, 08/01/08 (a) .....................             500,000
   1,540,000      Series B
                  2.100%, 08/01/08 (a) .....................           1,540,000
     600,000      Series C
                  2.100%, 08/01/08 (a) .....................             600,000
                                                               -----------------
                                                                       5,040,000
                                                               -----------------
               ARIZONA - 1.19%
               Salt River Agriculture Improvement
                  & Power TECP
   1,500,000      1.550%, 09/03/08 (b) .....................           1,500,000
   1,500,000      1.580%, 09/03/08 (b) .....................           1,500,000
                                                               -----------------
                                                                       3,000,000
                                                               -----------------
               CALIFORNIA - 4.61%
     600,000   California Pollution Control
                  Financing Authority
                  Pacific Gas & Electric, Series C
                  1.800%, 08/01/08 (a)
                  LOC: JPMorgan Chase Bank .................             600,000
               California State Department of
                  Water Resources Power Supply RB,
     600,000      Sub Series F-2
                  1.800%, 08/01/08 (a)
                  LOC: JPMorgan Chase Bank,
                  Societe Generale .........................             600,000
     575,000      Sub Series F-5
                  2.350%, 08/01/08 (a)
                  LOC: Citibank ............................             575,000
               California State, GO,
   5,080,000      Daily-Kindergarten-University
                  Series A-3
                  2.100%, 08/01/08 (a)
                  LOC: Citibank ............................           5,080,000




                                                                   AMORTIZED
  PAR VALUE                                                           COST
------------                                                   -----------------

               CALIFORNIA (CONTINUED)
               California State, G0 (continued)
  $3,920,000      Weekly-Kindergarten-University
                  Series A-6
                  1.800%, 08/07/08 (a)
                  LOC: Citibank ............................   $       3,920,000
     800,000   Oakland-Alameda County Coliseum
                  Authority Lease RB,
                  Coliseum Project, Series C-1
                  1.980%, 08/06/08 (a)
                  LOC: Bank of New
                  York, CA State
                  Teachers' Retirement System ..............             800,000
                                                               -----------------
                                                                      11,575,000
                                                               -----------------
               COLORADO - 2.66%
   2,520,000   Colorado Educational & Cultural
                  Facilities RB,
                  Naropa University Project
                  2.240%, 08/07/08 (a)
                  LOC: Wells Fargo Bank ....................           2,520,000
               Colorado Housing Finance Authority
     500,000      Coventry Housing Project,
                  Series B
                  2.150%, 08/06/08 (a)
                  Insured: Fannie Mae ......................             500,000
   3,650,000      Loretto Housing Project
                  2.150%, 08/06/08 (a)
                  Insured: Fannie Mae ......................           3,650,000
                                                               -----------------
                                                                       6,670,000
                                                               -----------------
               CONNECTICUT - 5.96%
   1,200,000   Connecticut State Health, GO,
                  Series B
                  1.800%, 08/07/08 (a)
                  SPA: Bayerische Landesbank ...............           1,200,000
               Connecticut State HEFA RB,
                  Yale University,
                  New Haven Hospital,
   2,900,000      Series L-1
                  1.950%, 08/06/08 (a)
                  LOC: Bank of America .....................           2,900,000
   3,700,000      Series T-2
                  1.950%, 08/07/08 (a) .....................           3,700,000
     100,000      Series V-1
                  2.200%, 08/01/08 (a) .....................             100,000
               Connecticut State HEFA TECP
   4,000,000      1.400%, 09/02/08 (b) .....................           4,000,000
   3,060,000      1.450%, 10/01/08 (b) .....................           3,060,000
                                                               -----------------
                                                                      14,960,000
                                                               -----------------
               FLORIDA - 8.06%
   4,400,000   Collier County Educational
                  Facilities Authority RB,
                  International College Project
                  2.390%, 08/01/08 (a)
                  LOC: Fifth Third Bank ....................           4,400,000
               Florida Gulf Coast University Financing
                  Capital Improvement Revenue
     700,000      Housing Project, Series A
                  1.950%, 08/07/08 (a)
                  LOC: Wachovia Bank .......................             700,000
   3,195,000      Packaging Project, Series B
                  1.950%, 08/07/08 (a)
                  LOC: Wachovia Bank .......................           3,195,000


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

ABN AMRO TAX-EXEMPT MONEY MARKET FUND                              JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



                                                                      AMORTIZED
PAR VALUE                                                               COST
---------                                                           ------------

              FLORIDA (CONTINUED)
$ 2,900,000   Jacksonville Electric Authority
                 System RB,
                 Series C-4
                 2.000%, 08/07/08 (a)
                 SPA: Bank of Novia Scotia ......................   $  2,900,000
              Jacksonville Electric Authority TECP
  3,000,000      1.450%, 08/14/08 (b) ...........................      3,000,000
  5,503,000      1.550%, 09/03/08 (b) ...........................      5,503,000
    550,000   University Athletic Association,
                 Florida Athletic Project RB,
                 2.600%, 08/01/08 (a)
                 LOC: Suntrust Bank .............................        550,000
                                                                    ------------
                                                                      20,248,000
                                                                    ------------
              ILLINOIS - 2.00%
  2,100,000   Illinois Development Financing
                 Authority PCR,
                 Amoco Oil Project
                 2.100%, 08/01/08 (a) ...........................      2,100,000
  1,700,000   Illinois Health Facilities Authority RB,
                 Series A
                 2.080%, 08/06/08 (a)
                 LOC: Northern Trust Co. ........................      1,700,000
  1,220,000   Illinois State, GO,
                 Series B
                 2.230%, 08/06/08 (a)
                 SPA: Depfa Bank ................................      1,220,000
                                                                    ------------
                                                                       5,020,000
                                                                    ------------
              INDIANA - 1.08%
  2,700,000   Hammond PCR,
                 Amoco Oil Project
                 2.100%, 08/01/08 (a) ...........................      2,700,000
                                                                    ------------
              LOUISIANA - 3.04%
  7,625,000   Saint Charles Parish PCR,
                 Shell Oil Co. Project, Series B
                 2.100%, 08/01/08 (a) ...........................      7,625,000
                                                                    ------------
              MARYLAND - 1.63%
  4,100,000   Maryland State Health & Higher
                 Education Facilities Authority RB,
                 Pooled Loan Program,
                 Series B
                 2.130%, 08/06/08 (a)
                 LOC: JPMorgan Chase & Co .......................      4,100,000
                                                                    ------------
              MASSACHUSETTS - 6.84%
              Massachusetts State Central Artery, GO,
  3,275,000      Series A
                 2.100%, 08/01/08 (a)
                 SPA: Landesbank Baden-Wurttemberg ..............      3,275,000
    640,000      Series B
                 2.100%, 08/01/08 (a)
                 SPA: State Street Bank & Trust .................        640,000
              Massachusetts State Development
                 Finance Agency, Harvard University
  3,180,000      Series B-1
                 1.800%, 08/01/08 (a) ...........................      3,180,000
  2,500,000      Series B-2
                 1.750%, 08/07/08 (a) ...........................      2,500,000




                                                                      AMORTIZED
PAR VALUE                                                               COST
-----------                                                         ------------

              MASSACHUSETTS (CONTINUED)
$   640,000   Massachusetts State HEFA RB,
                 Harvard University, Series L
                 1.750%, 08/06/08 (a) ...........................   $    640,000
              Massachusetts State, GO
  4,300,000      Consolidated Loan, Series B
                 2.550%, 08/01/08 (a)
                 SPA: Bank of America ...........................      4,300,000
    800,000      Series B
                 1.950%, 08/07/08 (a)
                 SPA: Landesbank Hessen
                 Thueringen Girozentrale ........................        800,000
  1,850,000   Massachusetts Water Resources
                 Authority, Multi-Modal,
                 Subordinated General RB,
                 Series C
                 2.520%, 08/01/08 (a)
                 LOC: Landesbank Hessen
                 Thueringen Girozentrale ........................      1,850,000
                                                                    ------------
                                                                      17,185,000
                                                                    ------------
              MINNESOTA - 3.82%
  1,905,000   Hennepin County, GO, Series A
                 2.140%, 08/07/08 (a)
                 SPA: State Street Bank & Trust .................      1,905,000
  1,610,000   Minneapolis Convention Center,
                 GO, Convention Center Bonds
                 2.140%, 08/07/08 (a)
                 SPA: Dexia Credit Local ........................      1,610,000
  5,505,000   Minneapolis, Guthrie Theater
                 Project, Series A, RB
                 2.140%, 08/07/08 (a)
                 LOC: Wells Fargo Bank ..........................      5,505,000
     80,000   Minneapolis, Library, GO,
                 2.140%, 08/07/08 (a)
                 SPA: Dexia Credit Local ........................         80,000
    500,000   University of Minnesota RB,
                 Series A
                 2.230%, 08/06/08 (a)
                 SPA: Landesbank Hessen
                 Thueringen Girozentrale ........................        500,000
                                                                    ------------
                                                                       9,600,000
                                                                    ------------
              MISSISSIPPI - 0.77%
  1,925,000   Jackson County PCR
                 Chevron USA Project
                 2.550%, 08/01/08 (a) ...........................      1,925,000
                                                                    ------------
              MISSOURI - 5.29%
              Missouri State HEFA RB,
                 Health Facilities Revenue,
  5,995,000      Deaconess Long Term Care, Series A
                 2.100%, 08/07/08 (a)
                 LOC: Bank One ..................................      5,995,000
                 The Washington University Project,
  3,685,000      Series A
                 2.150%, 08/01/08 (a)
                 SPA: Morgan Guaranty Trust .....................      3,685,000
  3,600,000      Series B
                 2.150%, 08/01/08 (a)
                 SPA: Morgan Guaranty Trust .....................      3,600,000
                                                                    ------------
                                                                      13,280,000
                                                                    ------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

ABN AMRO TAX-EXEMPT MONEY MARKET FUND                              JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



                                                                      AMORTIZED
PAR VALUE                                                               COST
-----------                                                         ------------

              NEW HAMPSHIRE - 4.71%
              New Hampshire HEFA RB,
                 Dartmouth College Project
$ 3,000,000      2.180%, 08/06/08 (a)
                 SPA: JPMorgan Chase Bank .......................   $  3,000,000
  6,495,000      Series A
                 2.500%, 08/01/08 (a)
                 SPA: JPMorgan Chase Bank .......................      6,495,000
  2,340,000      Series B
                 2.500%, 08/01/08 (a)
                 SPA: JPMorgan Chase Bank .......................      2,340,000
                                                                    ------------
                                                                      11,835,000
                                                                    ------------
              NEW JERSEY - 3.36%
  8,425,000   New Jersey Economic Development
                 Authority Construction RB,
                 Sub Series R-1
                 1.600%, 08/01/08 (a)
                 LOC: Bank of Nova Scotia,
                 Lloyds TSB Bank ................................      8,425,000
                                                                    ------------
              NEW MEXICO - 4.11%
  5,625,000   Albuquerque Health Research RB,
                 Lovelace Respiratory Research
                 Institute,
                 Series A
                 2.240%, 08/07/08 (a)
                 LOC: Well Fargo Bank ...........................      5,625,000
  4,600,000   Hurley PCR,
                 Kennecott Santa Fe
                 2.100%, 08/01/08 (a) ...........................      4,600,000
    100,000   New Mexico State Hospital Equipment,
                 Loan Council, Hospital RB,
                 Presbyterian Healthcare Services,
                 Series A
                 2.350%, 08/07/08 (a)
                 Insured: FSA
                 SPA: Citibank ..................................        100,000
                                                                    ------------
                                                                      10,325,000
                                                                    ------------
              NEW YORK - 10.64%
              New York City Housing Development
                 Corp, Mortgage RB,
    800,000      Multi-Family, The Crest, Series A
                 2.030%, 08/06/08 (a)
                 LOC: Landesbank Hessen
                 Thueringen Girozentrale ........................        800,000
    655,000      Multifamily Rent Housing RB,
                 James Tower Development, Series A
                 2.100%, 08/06/08 (a)
                 Insured: Fannie Mae ............................        655,000
              New York City, GO,
  6,650,000   New York City Municipal Water
                 Finance Authority, Water & Sewer
                 System RB,
                 Second General Resolution-AA-1
                 1.900%, 08/01/08 (a)
                 SPA: State Street Bank & Trust, CA
                 State Teachers' Retirement System ..............      6,650,000
              New York City, GO,
  1,900,000      Series F-6
                 2.030%, 08/06/08 (a)
                 LOC: Morgan Guaranty Trust .....................      1,900,000




                                                                      AMORTIZED
PAR VALUE                                                               COST
-----------                                                         ------------

              NEW YORK (CONTINUED)
              New York City, GO, (continued)
$ 7,400,000      Sub Series E-5
                 2.350%, 08/01/08 (a)
                 LOC: JPMorgan Chase Bank .......................   $  7,400,000
  1,875,000   New York State Dormitory Authority
                 Court Facilities Lease
                 Series B
                 2.030%, 08/06/08 (a)
                 LOC: Bayerische Landesbank .....................      1,875,000
              New York State Housing Finance
                 Agency RB,
    790,000      10 Barclay Street, Series A
                 2.080%, 08/06/08 (a)
                 Insured: Fannie Mae ............................        790,000
    200,000      Normandie Court I Project
                 2.040%, 08/06/08 (a)
                 LOC: Landesbank Hessen
                 Thueringen Girozentrale ........................        200,000
              New York Transitional Finance
                 Authority RB,
                 Future Tax Secured,
  2,000,000      Series A
                 2.110%, 08/06/08 (a)
                 SPA: JPMorgan Chase Bank .......................      2,000,000
  2,500,000      Series A-1
                 2.110%, 08/06/08 (a)
                 SPA: JPMorgan Chase Bank .......................      2,500,000
                 New York City Recovery
  1,000,000      Series 1, Sub Series 1-B
                 2.110%, 08/06/08 (a) ...........................      1,000,000
    950,000      Series N-11
                 2.510%, 08/06/08 (a)
                 SPA: Lehman Liquidity Company ..................        950,000
                                                                    ------------
                                                                      26,720,000
                                                                    ------------
              NORTH CAROLINA - 5.65%
  2,296,000   North Carolina Capital Facilities
                 Finance Agency TECP
                 1.500%, 09/03/08 (b) ...........................      2,296,000
  1,300,000   North Carolina Educational Facilities
                 Finance Agency RB,
                 Duke University Project, Series A
                 1.950%, 08/07/08 (a) ...........................      1,300,000
              North Carolina Medical Care
                 Commission, Hospital RB,
                 Duke University Hospital,
  2,255,000      Series A
                 1.950%, 08/07/08 (a)
                 SPA: Wachovia Bank .............................      2,255,000
  3,000,000      Series B
                 1.950%, 08/07/08 (a)
                 SPA: Wachovia Bank .............................      3,000,000
  2,200,000   North Carolina State, Public
                 Improvement GO,
                 Series F
                 2.000%, 08/06/08 (a)
                 SPA: Landesbank Hessen
                 Thueringen Girozentrale ........................      2,200,000
              University of North Carolina
  1,135,000      University RB, Series B
                 1.950%, 08/06/08 (a) ...........................      1,135,000
  2,000,000      Chapel Hill Foundation Inc.,
                 Certificate of Participation
                 1.950%, 08/06/08 (a)
                 LOC: Bank of America ...........................      2,000,000
                                                                    ------------
                                                                      14,186,000
                                                                    ------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

ABN AMRO TAX-EXEMPT MONEY MARKET FUND                              JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



                                                                      AMORTIZED
PAR VALUE                                                               COST
-----------                                                         ------------

              OKLAHOMA - 0.80%
$ 2,000,000   Oklahoma City Water Utlilities
                 Trust TECP
                 1.530%, 09/03/08 (b) ...........................   $  2,000,000
                                                                    ------------
              PENNSYLVANIA - 2.78%
  5,680,000   Delaware County Industrial
                 Development Authority
                 Resource Recovery Facilities,
                 Series G
                 2.030%, 08/06/08 (a) ...........................      5,680,000
              Emmaus General Authority RB,
                 Local Government,
    600,000      Series E-19
                 2.150%, 08/06/08 (a)
                 Insured: State Aide Withholding
                 LOC: Depfa Bank ................................        600,000
    700,000      Series F-19
                 2.150%, 08/06/08 (a)
                 Insured: State Aide Withholding
                 LOC: Depfa Bank ................................        700,000
                                                                    ------------
                                                                       6,980,000
                                                                    ------------
              SOUTH CAROLINA - 0.20%
    500,000   Berkeley County PCR Facilities,
                 Amoco Chemical Project
                 2.100%, 08/01/08 (a) ...........................        500,000
                                                                    ------------
              TEXAS - 6.56%
  5,200,000   Gulf Coast Waste Disposal
                 Authority PCR, Exxon Project
                 2.030%, 08/01/08 (a) ...........................      5,200,000
 11,265,000   Southwest Higher Education
                 Authority RB, Southern
                 Methodist University
                 2.180%, 08/01/08 (a)
                 LOC: Landesbank Hessen
                 Thueringen Girozentrale ........................     11,265,000
                                                                    ------------
                                                                      16,465,000
                                                                    ------------
              VIRGINIA - 4.38%
              Loudoun County Industrial
                 Development Authority RB,
                 Howard Hughes Medical Institute
  1,400,000      Series A
                 2.000%, 08/06/08 (a) ...........................      1,400,000
  1,500,000      Series B
                 2.000%, 08/06/08 (a) ...........................      1,500,000
  4,800,000      Series C
                 2.050%, 08/06/08 (a) ...........................      4,800,000
  3,300,000   Peninsula Ports Authority
                 Coal Terminal RB,
                 Dominion Terminal Project, Series D
                 2.080%, 08/01/08 (a)
                 LOC: U.S. Bank .................................      3,300,000
                                                                    ------------
                                                                      11,000,000
                                                                    ------------
              WASHINGTON - 1.31%
  2,385,000   Washington State Public Power
                 Supply System RB,
                 Nuclear Project No. 1,
                 Series 1A-1
                 2.050%, 08/06/08 (a)
                 LOC: Bank of America ...........................      2,385,000




                                                                      AMORTIZED
PAR VALUE                                                               COST
-----------                                                         ------------

              WASHINGTON (CONTINUED)
$   900,000   Washington State, GO,
                 Series VR 96B
                 1.900%, 08/06/08 (a)
                 SPA: Landesbank Hessen
                 Thurigen Girozentrale ..........................   $    900,000
                                                                    ------------
                                                                       3,285,000
                                                                    ------------
              WISCONSIN - 0.97%
  2,424,000   Wisconsin State TECP
                 1.550%, 09/10/08 (b) ...........................      2,424,000
                                                                    ------------
              WYOMING - 0.82%
    650,000   Sublette County PCR,
                 Exxon Project
                 1.850%, 08/01/08 (a) ...........................        650,000
  1,400,000   Sweetwater County PCR TECP
                 1.550%, 09/05/08 (b) ...........................      1,400,000
                                                                    ------------
                                                                       2,050,000
                                                                    ------------
              TOTAL MUNICIPAL OBLIGATIONS
                 (Cost $239,123,000) ............................    239,123,000
                                                                    ------------




                                                                       MARKET
  SHARES                                                                VALUE
-----------                                                         ------------

              INVESTMENT COMPANIES - 4.73%
     23,176   Aim TFIT-Tax-Free Reserve Portfolio ...............         23,176
 11,847,329   BlackRock Provident Institutional
                 MuniCash Portfolio .............................     11,847,329
      1,329   Dreyfus Tax Exempt Cash Management
                 Fund ...........................................          1,329
      2,806   SEI Tax-Exempt Trust Institutional
                 Tax Free Fund ..................................          2,806
                                                                    ------------
              TOTAL INVESTMENT COMPANIES
                 (Cost $11,874,640) .............................     11,874,640
                                                                    ------------
TOTAL INVESTMENTS - 99.98%
   (Cost $250,997,640)* .........................................    250,997,640
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - 0.02% ........................         61,958
                                                                    ------------
NET ASSETS - 100.00% ............................................   $251,059,598
                                                                    ============


----------
* At July 31, 2008, cost is identical for book and Federal income tax purposes.

(a) Variable rate instrument. The rate shown reflects the rate in effect on July 31, 2008. The maturity date shown is the next scheduled demand date.

(b)  Annualized yield at the time of purchase.

FSA  Financial Security Assurance, Inc.

GO   General Obligation

HEFA Health & Educational Facilities Authority

LOC  Letter of Credit

PCR  Pollution Control Revenue

RB   Revenue Bond

SPA  Stand by Purchase Agreement

TECP Tax-Exempt Commercial Paper

TFIT Tax-Free Investments Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

ABN AMRO TREASURY MONEY MARKET FUND                                JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)



CASH AND NET OTHER ASSETS AND LIABILITIES    6%
REPURCHASE AGREEMENTS                       94%


% OF TOTAL NET ASSETS



                                                                     MARKET
 PAR VALUE                                                           VALUE
------------                                                   -----------------

REPURCHASE AGREEMENTS - 94.17%
 $60,000,000   Bank of America, 2.010%, dated
                  07/31/08, matures 08/01/08,
                  repurchase price $60,003,350
                  (collaterized by a U.S. Treasury
                  security, with interest rate of
                  4.750%, and maturity of 2009,
                  total market value $61,200,004) ..........   $      60,000,000
  60,000,000   Barclays Capital, 2.050%, dated
                  07/31/08, matures 08/01/08,
                  repurchase price $60,003,417
                  (collaterized by a U.S. Treasury
                  security, with interest rates of
                  0.000%, and maturity of 2010,
                  total market value $61,200,055) ..........          60,000,000
  50,000,000   Deutsche Bank, 2.070%, dated
                  07/31/08, matures 08/01/08,
                  repurchase price $50,002,875
                  (collaterized by U.S. Treasury
                  instruments, with interest rates
                  of 0.000%, and maturities from
                  2020 to 2030, total market value
                  $51,000,014) .............................          50,000,000
                                                               -----------------
               TOTAL REPURCHASE AGREEMENTS
                  (Cost $170,000,000) ......................         170,000,000
                                                               -----------------




                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

INVESTMENT COMPANIES - 5.95%
   5,857,320   AIM STIT Treasury Portfolio                     $       5,857,319
   4,879,415   BlackRock Liquidity Funds T-Fund Portfolio ..           4,879,415
                                                               -----------------
               TOTAL INVESTMENT COMPANIES
                  (Cost $10,736,734) .......................         10,736,734
                                                               -----------------
TOTAL INVESTMENTS - 100.12%
   (Cost $180,736,734)* ....................................        180,736,734
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - (0.12)% .................           (215,850)
                                                               -----------------
NET ASSETS - 100.00% .......................................   $    180,520,884
                                                               =================


----------
* At July 31, 2008, cost is identical for book and Federal income tax purposes.

STIT Short-Term Investments Trust

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

ABN AMRO INVESTOR MONEY MARKET FUND                                JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   (PIE CHART)



INSURANCE                                    3%
CERTIFICATES OF DEPOSIT                      9%
ASSET-BACKED                                23%
BANKS                                       51%
U.S. GOVERNMENT AND AGENCY OBLIGATION        3%
FINANCE                                      8%
CASH AND NET OTHER ASSETS AND LIABILITIES    3%


% OF TOTAL NET ASSETS



                                                                   AMORTIZED
  PAR VALUE                                                           COST
------------                                                   -----------------

COMMERCIAL PAPER (a) - 85.33%
               ASSET-BACKED - 22.67%
  $1,000,000   Barton Capital
                  2.480%, 08/13/08 (b) .....................   $         999,173
   1,000,000   Falcon Asset Securitization LLC
                  2.500%, 08/01/08 (b) .....................           1,000,000
   1,000,000   FCAR Owner Trust I
                  2.850%, 09/02/08 .........................             997,467
   1,000,000   Gemini Securitization LLC
                  2.700%, 08/07/08 (b) .....................             999,550
   1,000,000   Old Line Funding LLC
                  2.770%, 10/20/08 (b) .....................             993,844
   1,000,000   Ranger Funding LLC
                  2.700%, 10/14/08 (b) .....................             994,450
     750,000   Sheffield Receivables
                  2.800%, 08/06/08 (b) .....................             749,708
   1,215,000   Yorktown Capital LLC
                  2.700%, 10/20/08 (b) .....................           1,207,710
                                                               -----------------
                                                                       7,941,902
                                                               -----------------
               BANKS - 51.27%
   1,000,000   Abbey National NA
                  2.640%, 09/15/08 .........................             996,700
   1,000,000   Australia & New Zealand
                  Banking Group
                  2.720%, 10/16/08 (b) .....................             994,258
   1,000,000   Bank of America
                  2.520%, 09/22/08 .........................             996,360
   1,000,000   Bank of Scotland
                  2.500%, 08/06/08 .........................             999,653
   1,000,000   Barclays US Funding
                  2.600%, 09/02/08 .........................             997,689
   1,000,000   BNP Paribas Finance
                  2.600%, 09/18/08 .........................             996,533
   1,000,000   Danske
                  2.700%, 08/05/08 (b) .....................             999,700
   1,000,000   Dexia (DE)
                  2.500%, 09/05/08 .........................             997,569




                                                                   AMORTIZED
  PAR VALUE                                                           COST
------------                                                   -----------------

               BANKS (CONTINUED)
  $1,000,000   ING (US) Funding LLC
                  2.570%, 08/07/08 .........................   $         999,572
   1,000,000   KFW
                  2.120%, 08/07/08 (b) .....................             999,647
   1,000,000   Lloyds TSB Bank
                  2.360%, 09/02/08 .........................             997,902
   1,000,000   Natexis Banque US Finance
                  2.585%, 08/04/08 .........................             999,785
   1,000,000   Nordea NA
                  2.550%, 09/08/08 .........................             997,308
   1,000,000   Societe Generale NA
                  2.550%, 09/10/08 .........................             997,167
   1,000,000   Svenska Handlesbank
                  2.300%, 08/05/08 .........................             999,744
   1,000,000   Toronto Dominion Holdings USA
                  2.575%, 09/11/08 (b) .....................             997,067
   1,000,000   UBS Finance (DE)
                  2.490%, 09/02/08 .........................             997,787
   1,000,000   Westpac Banking
                  2.510%, 08/06/08 (b) .....................             999,651
                                                               -----------------
                                                                      17,964,092
                                                               -----------------
               FINANCE - 8.55%
   1,000,000   BP Capital Markets
                  2.100%, 08/01/08 (b) .....................           1,000,000
   1,000,000   General Electric Capital
                  2.460%, 08/22/08 .........................             998,565
   1,000,000   Rabobank USA
                  2.450%, 08/20/08 .........................             998,707
                                                               -----------------
                                                                       2,997,272
                                                               -----------------
               INSURANCE - 2.84%
   1,000,000   Prudential Funding
                  2.400%, 09/23/08 .........................             996,467
                                                               -----------------
               TOTAL COMMERCIAL PAPER
                  (Cost $29,899,733) .......................          29,899,733
                                                               -----------------
CERTIFICATES OF DEPOSIT - 8.56%
   1,000,000   Chase Bank USA NA
                  2.300%, 08/05/08 .........................           1,000,000
   1,000,000   Harris NA
                  3.000%, 08/06/08 .........................           1,000,044
   1,000,000   Royal Bank of Scotland
                  2.720%, 08/11/08 .........................           1,000,046
                                                               -----------------
               TOTAL CERTIFICATES OF DEPOSIT
                  (Cost $3,000,090) ........................           3,000,090
                                                               -----------------
U.S. GOVERNMENT AGENCY OBLIGATION (a) - 3.42%
   1,200,000   Federal Home Loan Bank
                  2.240%, 08/12/08 .........................           1,199,179
                                                               -----------------
               TOTAL U.S. GOVERNMENT AGENCY
                  OBLIGATION (Cost $1,199,179) .............           1,199,179
                                                               -----------------


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

ABN AMRO INVESTOR MONEY MARKET FUND                                JULY 31, 2008

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED



                                                                     MARKET
   SHARES                                                            VALUE
------------                                                   -----------------

INVESTMENT COMPANY - 2.66%
     930,637   BlackRock Liquidity Funds
                  TempFund Portfolio .......................   $         930,637
                                                               -----------------
               TOTAL INVESTMENT COMPANY
                  (Cost $930,637) ..........................             930,637
                                                               -----------------
TOTAL INVESTMENTS - 99.97%
   (Cost $35,029,639)* .....................................   $      35,029,639
                                                               -----------------
NET OTHER ASSETS AND LIABILITIES - 0.03% ...................              11,268
                                                               -----------------
NET ASSETS - 100.00% .......................................   $      35,040,907
                                                               =================


----------
* At July 31, 2008, cost is identical for book and Federal income tax purposes.

(a)  Annualized yield at the time of purchase.

(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At July 31, 2008, these securities amounted to $12,934,758 or 36.91% of net assets. These securities have been determined by the Adviser to be liquid securities.

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

Aston Funds

                                                                   JULY 31, 2008

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

(1) SECURITY VALUATION: Equity securities, closed-end funds and index options traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price ("NOCP"), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices is used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost. Interest accrued is captured in dividends and interest receivable. Investments in money market funds are valued at the underlying fund's net asset value at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain significant events occur. For the money market funds, all securities are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income.

Certain Funds invest in ETFs, which are shares of other investment companies ("underlying funds"). An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. When the Fund invests in an underlying fund, shareholders of the Fund bear their proportionate share of the other underlying fund's fees and expenses, including operating, registration, trustee licensing and marketing, as well as their share of the Fund's fess and expenses.

NOTE (2) For more information with regards to significant accounting policies, see the most recent semi annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ASTON FUNDS

By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                          Kenneth C. Anderson, President
                          (principal executive officer)

Date                                SEPTEMBER 26, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                          Kenneth C. Anderson, President
                          (principal executive officer)

Date                                SEPTEMBER 26, 2008
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By (Signature and Title)*  /S/ GERALD F. DILLENBURG
                         -------------------------------------------------------
                          Gerald F. Dillenburg, Senior Vice President,
                          Secretary & Treasurer
                          (principal financial officer)

Date                                SEPTEMBER 26, 2008
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* Print the name and title of each signing officer under his or her signature.